UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811 – 07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2010

Item 1:	Report(s) to Shareholders.

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Alpha Strategy Fund

Fundamental Equity Fund

International Core Equity Fund

International Dividend Income Fund

International Opportunities Fund

Large Cap Value Fund

Value Opportunities Fund

For the six-month period ended April 30, 2010

Lord Abbett Securities Trust

Semiannual Report

For the six-month period ended April 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Securities Trust for the six-month period ended April 30, 2010. For additional information about the Trust, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual

funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Examples

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 through April 30, 2010).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 11/1/09 – 4/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/09	4/30/10	11/1/09 – 4/30/10
Class A
Actual	$1,000.00	$1,223.60	$1.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.06	$1.76
Class B
Actual	$1,000.00	$1,219.40	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class C
Actual	$1,000.00	$1,219.80	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01
Class F
Actual	$1,000.00	$1,225.40	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.30	$0.50
Class I
Actual	$1,000.00	$1,225.90	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.00
Class R2
Actual	$1,000.00	$1,221.80	$3.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.01
Class R3
Actual	$1,000.00	$1,223.30	$2.76
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.33	$2.51

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.35% for Class A, 1.00% for Classes B and C, 0.10% for Class F, 0.00% for Class I, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Portfolio Allocation

April 30, 2010

Portfolio Allocation	%*
Equity	99.82%
Short-Term Investment	0.18%
Total	100.00%

*	Represents percent of total investments.

Fundamental Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/09	4/30/10	11/1/09 - 4/30/10
Class A
Actual	$1,000.00	$1,196.60	$6.10
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.61
Class B
Actual	$1,000.00	$1,194.20	$9.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85
Class C
Actual	$1,000.00	$1,192.70	$9.63
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.02	$8.85
Class F
Actual	$1,000.00	$1,198.20	$4.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.36
Class I
Actual	$1,000.00	$1,199.40	$4.20
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86
Class P
Actual	$1,000.00	$1,197.60	$6.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.75	$6.11
Class R2
Actual	$1,000.00	$1,196.20	$7.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.02	$6.85
Class R3
Actual	$1,000.00	$1,196.60	$6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.50	$6.36

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.77% for Classes B and C, 0.87% for Class F, 0.77% for Class I, 1.22% for Class P, 1.37% for Class R2 and 1.27% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2010

Sector*	%**	Sector*	%**
Consumer Discretionary	15.87%	Information Technology	15.03%
Consumer Staples	0.58%	Materials	5.53%
Energy	12.57%	Utilities	0.98%
Financials	19.85%	Short-Term Investment	2.14%
Health Care	15.63%	Total	100.00%
Industrials	11.82%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Core Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/09	4/30/10	11/1/09 – 4/30/10
Class A*
Actual	$1,000.00	$1,024.80	$6.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.65	$6.21
Class B*
Actual	$1,000.00	$1,021.40	$9.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.42	$9.44
Class C*
Actual	$1,000.00	$1,021.30	$9.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.42	$9.44
Class F*
Actual	$1,000.00	$1,025.60	$4.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.11	$4.71
Class I*
Actual	$1,000.00	$1,025.90	$4.47
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.39	$4.46
Class P*
Actual	$1,000.00	$1,024.20	$6.78
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.11	$6.76
Class R2*
Actual	$1,000.00	$1,024.90	$6.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.44	$6.41
Class R3*
Actual	$1,000.00	$1,024.50	$6.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.29	$6.56

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.24% for Class A, 1.89% for Classes B and C, 0.94% for Class F, 0.89% for Class I, 1.35% for Class P, 1.28% for Class R2 and 1.31% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

*	The annualized expenses of each class have been restated (1.12% for Class A, 1.77% for Classes B and C, 0.87% for Class F, 0.77% for Class I, 1.22% for Class P, 1.37% for Class R2 and 1.27% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$5.62	$5.61
Class B	$8.87	$8.84
Class C	$8.87	$8.84
Class F	$4.37	$4.36
Class I	$3.87	$3.86
Class P	$6.12	$6.10
Class R2	$6.88	$6.86
Class R3	$6.37	$6.36

Portfolio Holdings Presented by Sector

April 30, 2010

Sector*	%**
Consumer Discretionary	13.58%
Consumer Staples	7.73%
Energy	8.93%
Financials	19.38%
Health Care	6.38%
Industrials	13.10%
Information Technology	7.51%
Materials	10.59%
Telecommunication Services	6.29%
Utilities	4.67%
Short-Term Investment	1.84%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Dividend Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/09	4/30/10	11/1/09 – 4/30/10
Class A*
Actual	$1,000.00	$1,037.70	$5.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.98	$5.86
Class C*
Actual	$1,000.00	$1,035.00	$9.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.78	$9.10
Class F*
Actual	$1,000.00	$1,038.90	$4.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.31	$4.51
Class I*
Actual	$1,000.00	$1,040.40	$4.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.61	$4.21
Class R2*
Actual	$1,000.00	$1,039.80	$4.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$4.61
Class R3*
Actual	$1,000.00	$1,038.00	$6.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.01

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.17% for Class A, 1.82% for Class C, 0.90% for Class F, 0.84% for Class I, 0.92% for Class R2 and 1.20% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

*	The annualized expenses of each class have been restated (1.12% for Class A, 1.77% for Class C, 0.87% for Class F, 0.77% for Class I, 1.37% for Class R2 and 1.27% for Class R3). Had these restated expenses been in place throughout the most recent fiscal half-year, expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$5.66	$5.61
Class C	$8.93	$8.85
Class F	$4.40	$4.36
Class I	$3.90	$3.86
Class R2	$6.93	$6.86
Class R3	$6.42	$6.36

Portfolio Holdings Presented by Sector

April 30, 2010

Sector*	%**
Consumer Discretionary	12.11%
Consumer Staples	4.16%
Energy	14.64%
Financials	22.78%
Health Care	4.25%
Industrials	11.65%
Information Technology	7.35%
Materials	5.90%
Telecommunication Services	7.60%
Utilities	5.34%
Short-Term Investment	4.22%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/09	4/30/10	11/1/09 – 4/30/10
Class A
Actual	$1,000.00	$1,093.40	$8.05
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.10	$7.75
Class B
Actual	$1,000.00	$1,089.20	$11.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.87	$10.99
Class C
Actual	$1,000.00	$1,088.40	$11.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,013.87	$10.99
Class F
Actual	$1,000.00	$1,094.20	$6.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.36	$6.51
Class I
Actual	$1,000.00	$1,094.20	$6.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.85	$6.01
Class P
Actual	$1,000.00	$1,091.80	$8.56
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.60	$8.25
Class R2
Actual	$1,000.00	$1,091.60	$9.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.86	$9.00
Class R3
Actual	$1,000.00	$1,092.40	$8.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.41	$8.45

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.55% for Class A, 2.20% for Classes B and C, 1.30% for Class F, 1.20% for Class I, 1.65% for Class P, 1.80% for Class R2 and 1.69% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2010

Sector*	%**	Sector*	%**
Consumer Discretionary	21.20%	Information Technology	10.29%
Consumer Staples	8.19%	Materials	9.27%
Energy	5.04%	Telecommunication Services	0.48%
Financials	12.49%	Utilities	4.56%
Health Care	4.93%	Short-Term Investment	4.34%
Industrials	19.21%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/09	4/30/10	11/1/09 - 4/30/10
Class A
Actual	$1,000.00	$1,158.30	$6.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.72	$6.16
Class B
Actual	$1,000.00	$1,153.90	$10.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.49	$9.39
Class C
Actual	$1,000.00	$1,154.70	$10.04
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.49	$9.39
Class F
Actual	$1,000.00	$1,160.30	$5.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.04	$4.81
Class I
Actual	$1,000.00	$1,160.90	$4.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.46	$4.41
Class P
Actual	$1,000.00	$1,157.80	$7.01
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.31	$6.56
Class R2
Actual	$1,000.00	$1,022.70	$0.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.96	$0.84
Class R3
Actual	$1,000.00	$1,021.60	$1.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.51	$1.30

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.23% for Class A, 1.88% for Classes B and C, 0.96% for Class F, 0.88% for Class I, 1.31% for Class P, 0.80% for Class R2 and 1.23% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 for Class A, B, C, F, I and P (to reflect one-half year period) and multiplied by 38/365 for Class R2 and R3 (to reflect the period March 24, 2010, commencement of investment operations, to April 30, 2010).

Portfolio Holdings Presented by Sector

April 30, 2010

Sector*	%**	Sector*	%**
Consumer Discretionary	13.58%	Information Technology	8.11%
Consumer Staples	4.32%	Materials	6.65%
Energy	17.28%	Telecommunication Services	2.77%
Financials	27.29%	Utilities	0.90%
Health Care	8.40%	Short-Term Investment	2.19%
Industrials	8.51%	Total	100.00%
*	A sector may comprise several industries.
**	Represents percent of total investments.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/09	4/30/10	11/1/09 – 4/30/10
Class A
Actual	$1,000.00	$1,260.10	$7.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.37	$6.51
Class B
Actual	$1,000.00	$1,256.40	$10.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.13	$9.74
Class C
Actual	$1,000.00	$1,256.40	$10.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.13	$9.74
Class F
Actual	$1,000.00	$1,261.40	$5.89
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.60	$5.26
Class I
Actual	$1,000.00	$1,262.20	$5.33
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.08	$4.76
Class P
Actual	$1,000.00	$1,259.90	$7.84
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.85	$7.00
Class R2
Actual	$1,000.00	$1,258.60	$8.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.11	$7.75
Class R3
Actual	$1,000.00	$1,258.80	$8.06
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.65	$7.20

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.30% for Class A, 1.95% for Classes B and C, 1.05% for Class F, 0.95% for Class I, 1.40% for Class P, 1.55% for Class R2 and 1.44% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2010

Sector*	%**	Sector*	%**
Consumer Discretionary	15.45%	Information Technology	16.63%
Consumer Staples	0.65%	Materials	6.70%
Energy	5.88%	Utilities	1.63%
Financials	18.82%	Short-Term Investment	4.90%
Health Care	9.10%	Total	100.00%
Industrials	20.24%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2010

Investments	Shares	Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.54%
Lord Abbett Developing Growth Fund, Inc.–Class I*(b)	8,240,852	$150,890
Lord Abbett Securities Trust–International Opportunities Fund–Class I(c)	12,923,423	153,401
Lord Abbett Securities Trust–Micro-Cap Growth Fund–Class I*(c)	5,248,736	76,264
Lord Abbett Securities Trust–Micro-Cap Value Fund–Class I*(c)	3,175,422	75,130
Lord Abbett Blend Trust–Small-Cap Blend Fund–Class I*(d)	4,975,139	75,075
Lord Abbett Research Fund, Inc.–Small-Cap Value Fund–Class I*(c)	5,014,654	151,844
Lord Abbett Securities Trust–Value Opportunities Fund–Class I*(c)	5,130,323	75,826

Total Investments in Underlying Funds (cost $735,381,330)		758,430

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 0.18%

Repurchase Agreement
Repurchase Agreement dated 4/30/2010, 0.02% due 5/3/2010 with Fixed Income Clearing Corp. collateralized by $1,385,000 of U.S. Treasury Note at 3.00% due 2/28/2017; value: $1,379,806; proceeds: $1,349,640 (cost $1,349,638)	$1,350	$1,350

Total Investments in Securities 99.72% (cost $736,730,968)		759,780

Other Assets in Excess of Liabilities 0.28%		2,151

Net Assets 100.00%		$761,931

*	Non-income producing security.
(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.
(d)	Fund investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 97.66%

Aerospace & Defense 3.18%
Curtiss-Wright Corp.	300,000	$10,701
Hexcel Corp.*	850,000	13,770
Honeywell International, Inc.	565,300	26,835
Kaman Corp.	250,000	6,853
United Technologies Corp.	515,000	38,599

Total		96,758

Auto Components 1.61%
WABCO Holdings, Inc.*	1,475,000	48,955

Automobiles 2.29%
Ford Motor Co.*	4,550,000	59,241
Honda Motor Co., Ltd. ADR	308,800	10,434

Total		69,675

Biotechnology 3.03%
Amgen, Inc.*	1,175,000	67,398
Human Genome Sciences, Inc.*	240,000	6,646
Onyx Pharmaceuticals, Inc.*	630,000	18,188

Total		92,232

Building Products 0.48%
Quanex Building Products Corp.	419,791	7,976
Trex Co., Inc.*	271,600	6,651

Total		14,627

Capital Markets 6.17%
Affiliated Managers Group, Inc.*	254,900	21,457
Charles Schwab Corp. (The)	1,975,000	38,098
Invesco Ltd.	162,805	3,743
Lazard Ltd. Class A	1,220,000	47,165

Investments	Shares	Value (000)
Morgan Stanley	665,000	$20,096
Raymond James Financial, Inc.	810,000	24,818
State Street Corp.	745,000	32,408

Total		187,785

Chemicals 0.20%
Celanese Corp. Series A	188,437	6,028

Commercial Banks 7.79%
City National Corp.	585,000	36,434
Comerica, Inc.	233,500	9,807
Commerce Bancshares, Inc.	536,214	22,210
Cullen/Frost Bankers, Inc.	655,000	38,881
KeyCorp	3,875,000	34,952
SunTrust Banks, Inc.	840,000	24,864
TCF Financial Corp.	900,000	16,767
Wells Fargo & Co.	900,000	29,799
Zions Bancorporation	815,000	23,415

Total		237,129

Computers & Peripherals 3.01%
EMC Corp.*	1,265,000	24,048
Hewlett-Packard Co.	1,300,000	67,561

Total		91,609

Consumer Finance 0.79%
Capital One Financial Corp.	553,200	24,014

Diversified Financial Services 3.40%
Bank of America Corp.	3,827,840	68,250
JPMorgan Chase & Co.	830,000	35,341

Total		103,591

Electrical Equipment 0.10%
AMETEK, Inc.	70,000	3,027

Energy Equipment & Services 2.30%
Halliburton Co.	1,485,000	45,515

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2010

Investments	Shares	Value (000)
Energy Equipment & Services (continued)
Weatherford International Ltd. (Switzerland)*(a)	1,345,000	$24,358

Total		69,873

Food Products 0.58%
Archer Daniels Midland Co.	629,620	17,592

Gas Utilities 0.98%
EQT Corp.	545,000	23,702
Questar Corp.	125,000	5,994

Total		29,696

Health Care Equipment & Supplies 2.70%
Cooper Cos., Inc. (The)	756,200	29,409
Stryker Corp.	395,000	22,689
Varian Medical Systems, Inc.*	148,054	8,347
Zimmer Holdings, Inc.*	355,000	21,623

Total		82,068

Health Care Providers & Services 5.18%
AmerisourceBergen Corp.	878,000	27,086
DaVita, Inc.*	365,610	22,825
Humana, Inc.*	370,000	16,916
McKesson Corp.	408,400	26,468
Patterson Cos., Inc.	903,300	28,897
Pharmaceutical Product Development, Inc.	599,900	16,497
Universal Health Services, Inc. Class B	510,000	18,931

Total		157,620

Hotels, Restaurants & Leisure 2.75%
Carnival Corp. Unit	613,000	25,562
Marriott International, Inc. Class A	866,772	31,863
Starwood Hotels & Resorts Worldwide, Inc.	483,600	26,361

Total		83,786

Investments	Shares	Value (000)
Household Durables 1.03%
Fortune Brands, Inc.	600,000	$31,452

Information Technology Services 3.36%
Accenture plc Class A (Ireland)(a)	693,000	30,243
MasterCard, Inc. Class A	81,000	20,091
VeriFone Holdings, Inc.*	2,153,900	40,989
Western Union Co. (The)	607,334	11,084

Total		102,407

Insurance 1.66%
Berkshire Hathaway, Inc. Class B*	375,700	28,929
Chubb Corp. (The)	235,000	12,424
Markel Corp.*	23,800	9,112

Total		50,465

Internet & Catalog Retail 0.35%
NutriSystem, Inc.	555,000	10,728

Life Sciences Tools & Services 1.03%
Affymetrix, Inc.*	1,898,833	13,178
PAREXEL International Corp.*	771,566	18,194

Total		31,372

Machinery 6.31%
Eaton Corp.	675,516	52,123
EnPro Industries, Inc.*	480,322	15,169
Kennametal, Inc.	589,900	19,384
Pall Corp.	590,000	23,004
Parker Hannifin Corp.	532,638	36,848
RBC Bearings, Inc.*	184,026	5,808
Robbins & Myers, Inc.	834,500	21,622
Tennant Co.	528,375	18,224

Total		192,182

Media 3.77%
Interpublic Group of Cos., Inc. (The)*	2,980,000	26,552

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2010

Investments	Shares	Value (000)
Media (continued)
Omnicom Group, Inc.	1,343,100	$57,297
Viacom, Inc. Class B*	298,200	10,535
Walt Disney Co. (The)	550,000	20,262

Total		114,646

Metals & Mining 5.32%
Agnico-Eagle Mines Ltd. (Canada)(a)	179,408	11,331
Barrick Gold Corp. (Canada)(a)	1,476,000	64,280
Newmont Mining Corp.	235,000	13,179
Nucor Corp.	415,000	18,808
Reliance Steel & Aluminum Co.	630,000	30,750
United States Steel Corp.	433,900	23,717

Total		162,065

Multi-Line Retail 0.73%
J.C. Penney Co., Inc.	590,000	17,210
Nordstrom, Inc.	122,888	5,079

Total		22,289

Oil, Gas & Consumable Fuels 10.25%
Apache Corp.	149,100	15,172
Chevron Corp.	292,900	23,854
El Paso Corp.	4,130,000	49,973
Exxon Mobil Corp.	964,800	65,462
Forest Oil Corp.*	128,611	3,768
Noble Energy, Inc.	155,000	11,842
Southwestern Energy Co.*	560,000	22,221
Williams Cos., Inc. (The)	2,450,000	57,845
XTO Energy, Inc.	1,300,000	61,776

Total		311,913

Pharmaceuticals 3.66%
Abbott Laboratories	717,400	36,702
Warner Chilcott plc Class A (Ireland)*(a)	1,594,400	45,217

Investments	Shares	Value (000)
Watson Pharmaceuticals, Inc.*	690,000	$29,546

Total		111,465

Road & Rail 1.72%
Canadian National Railway Co. (Canada)(a)	66,700	3,988
Heartland Express, Inc.	728,999	12,058
Kansas City Southern*	897,840	36,407

Total		52,453

Semiconductors & Semiconductor Equipment 3.98%
Broadcom Corp. Class A	438,400	15,120
Intel Corp.	2,290,000	52,281
Micron Technology, Inc.*	2,525,000	23,609
National Semiconductor Corp.	1,267,900	18,740
Xilinx, Inc.	442,375	11,404

Total		121,154

Software 4.64%
Adobe Systems, Inc.*	912,500	30,651
Autodesk, Inc.*	385,000	13,094
Intuit, Inc.*	915,000	33,086
McAfee, Inc.*	516,809	17,959
Microsoft Corp.	1,525,000	46,574

Total		141,364

Specialty Retail 1.99%
American Eagle Outfitters, Inc.	950,000	15,969
Best Buy Co., Inc.	425,000	19,380
Children’s Place Retail Stores, Inc. (The)*	124,400	5,700
Lowe’s Cos., Inc.	720,300	19,535

Total		60,584

Textiles, Apparel & Luxury Goods 1.32%
Fossil, Inc.*	177,300	6,897
NIKE, Inc. Class B	295,000	22,393

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2010

Investments	Shares	Value (000)
Textiles, Apparel & Luxury Goods (continued)
V.F. Corp.	126,000	$10,889

Total		40,179

Total Common Stocks (cost $2,455,558,612)		2,972,783

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.14%

Repurchase Agreement
Repurchase Agreement dated 4/30/2010, 0.02% due 5/3/2010 with Fixed Income Clearing Corp. collateralized by $66,685,000 U.S. Treasury Note at 3.00% due 2/28/2017; value: $66,434,931; proceeds: $65,131,361 (cost $65,131,253)	$65,131	65,131

Total Investments in Securities 99.80% (cost $2,520,689,865)		3,037,914

Other Assets in Excess of Liabilities 0.20%		6,072

Net Assets 100.00%		$3,043,986

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL CORE EQUITY FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 97.18%

COMMON STOCKS 95.81%

Australia 3.62%

Chemicals 1.00%
Incitec Pivot Ltd.	3,071,893	$9,082

Multi-Line Retail 0.98%
Myer Holdings Ltd.*	2,986,955	8,876

Oil, Gas & Consumable Fuels 1.64%
Oil Search Ltd.	1,070,446	5,561
Santos Ltd.	732,001	9,287

		14,848

Total Australia		32,806

Austria 1.63%

Real Estate Management & Development
IMMOFINANZ AG*	3,457,944	14,744

Brazil 3.69%

Household Durables 1.15%
Agre Empreendimentos Imobiliarios SA*	2,276,754	10,387

Metals & Mining 1.18%
Vale SA ADR	397,800	10,705

Oil, Gas & Consumable Fuels 0.47%
Petroleo Brasileiro SA ADR	113,600	4,310

Water Utilities 0.89%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	204,000	8,027

Total Brazil		33,429

Canada 2.41%

Metals & Mining 1.03%
First Quantum Minerals Ltd.	121,200	9,299

Investments	Shares	U.S. $ Value (000)
Oil, Gas & Consumable Fuels 1.38%
Pembina Pipeline Income Fund Unit	392,600	$7,057
PetroBakken Energy Ltd. A Shares	82,000	2,227
Questerre Energy Corp.*	959,250	3,233

		12,517

Total Canada		21,816

China 2.18%

Independent Power Producers & Energy Traders 0.74%
China Resources Power Holdings Co., Ltd.	3,316,000	6,722

Internet Software & Services 0.71%
Sohu.com, Inc.*	134,000	6,452

Machinery 0.73%
Weichai Power Co., Ltd. H Shares	808,000	6,607

Total China		19,781

France 6.01%

Aerospace & Defense 0.74%
Safran SA	264,464	6,719

Construction & Engineering 1.54%
Vinci SA	250,484	13,958

Food & Staples Retailing 0.77%
Carrefour SA	142,302	6,975

Insurance 0.69%
AXA SA	314,192	6,244

Multi-Line Retail 0.87%
PPR	58,911	7,918

Oil, Gas & Consumable Fuels 0.49%
TOTAL SA ADR	81,100	4,410

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
France (continued)

Pharmaceuticals 0.91%
Sanofi-Aventis SA	67,167	$4,582
Sanofi-Aventis SA ADR	107,800	3,677

		8,259

Total France		54,483

Germany 12.14%

Airlines 0.98%
Deutsche Lufthansa AG Registered Shares*	531,805	8,844

Automobiles 1.35%
Daimler AG Registered Shares*	239,890	12,220

Chemicals 1.31%
Lanxess AG	251,397	11,917

Construction Materials 1.15%
HeidelbergCement AG	168,093	10,409

Diversified Telecommunication Services 1.23%
Deutsche Telekom AG Registered Shares	853,058	11,107

Electric: Utilities 0.74%
E. On AG	182,317	6,723

Household Products 1.02%
Henkel KGaA	204,495	9,249

Industrial Conglomerates 1.29%
Siemens AG Registered Shares	118,729	11,710

Machinery 2.04%
GEA Group AG	460,558	10,220
MAN SE	87,441	8,253

		18,473

Investments	Shares	U.S. $ Value (000)
Software 1.03%
SAP AG	193,260	$9,324

Total Germany		109,976

Hong Kong 2.70%

Chemicals 1.04%
Huabao International Holdings Ltd.	8,132,000	9,399

Specialty Retail 1.01%
Esprit Holdings Ltd.	1,278,800	9,160

Water Utilities 0.65%
Guangdong Investment Ltd.	11,378,000	5,901

Total Hong Kong		24,460

Indonesia 2.74%

Commercial Banks 0.79%
PT Bank Negara Indonesia (Persero) Tbk	25,038,000	7,126

Diversified Telecommunication Services 0.99%
PT Telekomunikasi Indonesia Tbk	10,357,867	8,942

Oil, Gas & Consumable Fuels 0.96%
PT Bumi Resources Tbk	34,121,500	8,757

Total Indonesia		24,825

Ireland 0.69%

Insurance
Irish Life & Permanent Group Holdings plc*	1,573,914	6,278

Israel 2.26%

Pharmaceuticals 1.38%
Teva Pharmaceutical Industries Ltd. ADR	213,250	12,524

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
Israel (continued)

Wireless Telecommunication Services 0.88%
Partner Communications Co., Ltd.	403,896	$7,925

Total Israel		20,449

Italy 1.89%

Commercial Banks 1.05%
Intesa Sanpaolo SpA*	1,047,919	3,454
UniCredit SpA*	2,321,236	6,083

		9,537

Multi-Utilities 0.84%
A2A SpA	4,517,892	7,637

Total Italy		17,174

Japan 16.44%

Auto Components 1.36%
Bridgestone Corp.	741,100	12,351

Automobiles 1.28%
Nissan Motor Co., Ltd.*	1,329,100	11,565

Chemicals 1.28%
Asahi Kasei Corp.	2,061,000	11,586

Commercial Banks 1.39%
Bank of Yokohama Ltd. (The)	2,415,000	12,557

Consumer Finance 1.06%
ORIX Corp.	104,550	9,556

Electronic Equipment, Instruments & Components 1.68%
Nippon Electric Glass Co., Ltd.	1,001,000	15,265

Household Durables 1.46%
Sony Corp.	386,200	13,223

Investments	Shares	U.S. $ Value (000)
Machinery 1.28%
NSK Ltd.	1,520,000	$11,595

Marine 0.52%
Mitsui OSK Lines Ltd.	631,000	4,717

Media 0.68%
Fuji Media Holdings, Inc.	3,860	6,197

Real Estate Investment Trusts 0.98%
Japan Prime Realty Investment Corp.	3,725	8,878

Tobacco 1.05%
Japan Tobacco, Inc.	2,756	9,551

Trading Companies & Distributors 2.42%
Mitsui & Co., Ltd.	708,400	10,647
Sumitomo Corp.	939,100	11,309

		21,956

Total Japan		148,997

Luxembourg 1.01%

Metals & Mining
ArcelorMittal	235,604	9,169

Netherlands 1.35%

Diversified Financial Services
ING Groep NV CVA*	1,385,411	12,228

Norway 2.05%

Commercial Banks
DnB NOR ASA	1,571,800	18,602

Poland 0.79%

Beverages
Central European Distribution Corp.*	206,400	7,152

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
Singapore 1.47%

Commercial Banks
DBS Group Holdings Ltd.	1,211,100	$13,335

South Korea 5.05%

Auto Components 0.75%
Hyundai Mobis	40,390	6,778

Diversified Telecommunication Services 1.58%
KT Corp.	322,150	14,298

Electronic Equipment, Instruments & Components 1.43%
LG Display Co., Ltd.	305,740	13,003

Semiconductors & Semiconductor Equipment 1.29%
Samsung Electronics Co., Ltd.	15,343	11,666

Total South Korea		45,745

Switzerland 5.78%

Biotechnology 1.04%
Actelion Ltd. Registered Shares*	233,000	9,450

Energy Equipment & Services 0.85%
Transocean Ltd.*	105,600	7,651

Food Products 1.25%
Nestle SA Registered Shares	231,304	11,318

Insurance 1.01%
Zurich Financial Services AG	41,338	9,164

Pharmaceuticals 1.63%
Roche Holding Ltd. AG	93,783	14,807

Total Switzerland		52,390

Taiwan 1.29%

Computers & Peripherals
Wistron Corp.	6,080,000	11,682

Investments	Shares	U.S. $ Value (000)
Thailand 0.90%

Commercial Banks
Bangkok Bank Public Co., Ltd.	2,230,900	$8,173

Turkey 0.83%

Automobiles
Ford Otomotiv Sanayi AS	947,462	7,487

United Kingdom 16.89%

Commercial Banks 2.70%
Barclays plc	2,655,641	13,642
HSBC Holdings plc	625,860	6,373
HSBC Holdings plc ADR	88,100	4,483

		24,498

Food & Staples Retailing 1.03%
Tesco plc	1,410,022	9,352

Industrial Conglomerates 1.43%
Tomkins plc	3,420,916	12,942

Insurance 1.42%
Aviva plc	1,216,964	6,433
Prudential plc	737,627	6,476

		12,909

Media 0.95%
Reed Elsevier plc	749,420	5,867
WPP plc	255,000	2,723

		8,590

Metals & Mining 1.48%
Anglo American plc*	316,028	13,424

Multi-Utilities 0.74%
National Grid plc	693,805	6,690

Oil, Gas & Consumable Fuels 3.05%
Cairn Energy plc*	1,675,113	10,223
Tullow Oil plc	1,000,641	17,428

		27,651

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL CORE EQUITY FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
United Kingdom (continued)

Specialty Retail 0.79%
DSG International plc*	14,174,545	$7,132

Tobacco 1.74%
British American Tobacco plc	140,044	4,404
Imperial Tobacco Group plc	398,701	11,358

		15,762

Wireless Telecommunication Services 1.56%
Vodafone Group plc	6,371,326	14,118

Total United Kingdom		153,068

Total Common Stocks (cost $784,818,054)		868,249

PREFERRED STOCKS 1.37%

Brazil 0.03%

Electric: Utilities
Companhia de Transmissao de Energia Eletrica Paulista	9,133	243

Investments	Principal Amount (000)	U.S. $ Value (000)
Germany 1.34%

Health Care Equipment & Supplies
Fresenius SE	$167,740	$12,161

Total Preferred Stocks (cost $9,165,258)		12,404

Total Long-Term Investments (cost $793,983,312)		880,653

SHORT-TERM INVESTMENT 1.82%

Repurchase Agreement
Repurchase Agreement dated 4/30/2010, 0.02% due 5/3/2010 with Fixed Income Clearing Corp. collateralized by $16,885,000 of Federal National Mortgage Assoc. at 0.25% due 1/18/2011; value: $16,842,775; proceeds: $16,511,276 (cost $16,511,249)	16,511	16,511

Total Investments in Securities 99.00% (cost $810,494,561)		897,164

Cash, Foreign Cash and Other Assets in Excess of Liabilities 1.00%(a)		9,096

Net Assets 100.00%		$906,260

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at April 30, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	Barclays Bank plc	5/24/2010	14,500,000	$12,914,860	$13,386,497	$471,637
Australian dollar	Buy	Goldman Sachs	6/22/2010	12,050,000	10,978,996	11,087,532	108,536
Brazilian real	Sell	Morgan Stanley	5/24/2010	10,350,000	5,589,156	5,929,944	(340,788)
euro dollar	Buy	UBS AG	6/22/2010	20,350,000	27,703,676	27,099,429	(604,247)
Israeli new shekel	Sell	Goldman Sachs	5/24/2010	38,646,500	10,244,268	10,364,847	(120,579)
Japanese yen	Buy	UBS AG	5/17/2010	2,955,000,000	32,857,794	31,460,786	(1,397,008)
South Korean won	Sell	Barclays Bank plc	5/24/2010	10,675,000,000	9,278,575	9,625,831	(347,256)

Total Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,229,705)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 95.40%

COMMON STOCKS 95.22%

Australia 7.24%

Commercial Banks 3.89%
Australia & New Zealand Banking Group Ltd.	184,569	$4,088
Bank of Queensland Ltd.	220,590	2,556
Bendigo and Adelaide Bank Ltd.	424,277	3,837
National Australia Bank Ltd.	188,364	4,812

		15,293

Food Products 1.03%
Goodman Fielder Ltd.	3,018,583	4,052

Insurance 0.74%
QBE Insurance Group Ltd.	151,042	2,926

Multi-Utilities 0.85%
DUET Group	2,052,367	3,349

Real Estate Investment Trusts 0.73%
GPT Group	5,397,799	2,884

Total Australia		28,504

Austria 2.10%

Air Freight & Logistics 1.49%
Oesterreichische Post AG	204,480	5,866

Insurance 0.61%
Vienna Insurance Group	48,821	2,386

Metals & Mining 0.00%
Voestalpine AG	3	–	(a)

Total Austria		8,252

Brazil 3.27%

Household Durables 0.74%
Agre Empreendimentos Imobiliarios SA*	633,122	2,888

Investments	Shares	U.S. $ Value (000)
Information Technology Services 1.29%
Redecard SA	308,100	$5,087

Water Utilities 1.24%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	124,100	4,883

Total Brazil		12,858

Canada 9.08%

Media 2.26%
Yellow Pages Income Fund Unit	1,330,355	8,919

Oil, Gas & Consumable Fuels 6.82%
Baytex Energy Trust Unit	209,431	7,081
Daylight Resources Trust Unit	518,500	5,717
Enerplus Resources Fund Unit	160,120	3,899
Pembina Pipeline Income Fund Unit	196,500	3,532
Penn West Energy Trust Unit	329,430	6,612

		26,841

Total Canada		35,760

China 1.03%

Commercial Banks
Bank of China Ltd. H Shares	7,870,000	4,051

Czech Republic 1.95%

Commercial Banks 0.66%
Komercni Banka AS	12,745	2,616

Diversified Telecommunication Services 0.45%
Telefonica O2 Czech Republic AS	79,033	1,752

Electric: Utilities 0.84%
CEZ AS	69,207	3,318

Total Czech Republic		7,686

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
France 9.96%

Construction & Engineering 1.40%
Vinci SA	99,062	$5,520

Electrical Equipment 1.52%
Schneider Electric SA	52,783	5,992

Insurance 0.73%
AXA SA	145,141	2,884

Machinery 1.02%
Vallourec SA	20,195	4,023

Media 1.32%
PagesJaunes Groupe	431,452	5,169

Multi-Line Retail 1.18%
PPR	34,457	4,631

Office Electronics 0.71%
Neopost SA	35,287	2,806

Oil, Gas & Consumable Fuels 0.98%
TOTAL SA ADR	70,900	3,856

Pharmaceuticals 1.10%
Sanofi-Aventis SA	63,244	4,314

Total France		39,195

Germany 5.58%

Air Freight & Logistics 1.06%
Deutsche Post AG Registered Shares	257,981	4,184

Chemicals 0.95%
BASF SE	64,372	3,742

Diversified Telecommunication Services 1.28%
Deutsche Telekom AG Registered Shares	384,930	5,012

Investments	Shares	U.S. $ Value (000)
Electric: Utilities 0.74%
E. On AG	79,270	$2,923

Machinery 0.91%
MAN SE	37,833	3,571

Metals & Mining 0.64%
ThyssenKrupp AG	77,711	2,527

Total Germany		21,959

Greece 0.57%

Hotels, Restaurants & Leisure
OPAP SA	109,659	2,227

Hong Kong 2.40%

Communications Equipment 1.02%
VTech Holdings Ltd.	359,000	4,013

Industrial Conglomerates 0.43%
Shanghai Industrial Holdings Ltd.	398,000	1,720

Specialty Retail 0.95%
Esprit Holdings Ltd.	520,900	3,731

Total Hong Kong		9,464

Indonesia 1.25%

Diversified Telecommunication Services
PT Telekomunikasi Indonesia Tbk ADR	141,500	4,913

Israel 1.55%

Wireless Telecommunication Services
Partner Communications Co., Ltd. ADR	311,100	6,110

Italy 3.75%

Media 1.62%
Mediaset SpA	802,995	6,359

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
Italy (continued)

Multi-Utilities 0.90%
A2A SpA	2,100,670	$3,551

Oil, Gas & Consumable Fuels 1.23%
Eni SpA ADR	109,000	4,845

Total Italy		14,755

Japan 6.41%

Automobiles 0.93%
Nissan Motor Co., Ltd.*	421,300	3,666

Office Electronics 1.73%
Canon, Inc.	149,100	6,820

Real Estate Investment Trusts 1.20%
MID REIT, Inc.	1,864	4,733

Software 1.27%
Nintendo Co., Ltd.	14,800	4,972

Trading Companies & Distributors 1.28%
Sumitomo Corp.	416,900	5,020

Total Japan		25,211

Luxembourg 1.02%

Metals & Mining
ArcelorMittal	103,190	4,016

Netherlands 0.86%

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc ADR	54,100	3,395

New Zealand 1.26%

Construction Materials
Fletcher Building Ltd.	817,639	4,962

Investments	Shares	U.S. $ Value (000)
Portugal 0.38%

Diversified Telecommunication Services
Portugal Telecom SGPS SA Registered Shares	148,735	$1,514

Singapore 2.09%

Commercial Banks 1.32%
DBS Group Holdings Ltd.	472,975	5,208

Real Estate Investment Trusts 0.77%
CapitaRetail China Trust	3,356,000	3,026

Total Singapore		8,234

South Africa 1.83%

Metals & Mining
Kumba Iron Ore Ltd.	152,301	7,189

South Korea 0.72%

Capital Markets
Daishin Securities Co., Ltd.	214,300	2,852

Spain 5.71%

Commercial Banks 3.05%
Banco Popular Espanol SA	852,002	6,033
Banco Santander SA ADR	484,000	5,973

		12,006

Diversified Financial Services 1.57%
Bolsas y Mercados Espanoles SA	223,792	6,188

Oil, Gas & Consumable Fuels 1.09%
Repsol YPF SA	182,244	4,279

Total Spain		22,473

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
Sweden 0.56%

Construction & Engineering
Skanska AB Class B	132,213	$2,191

Switzerland 1.77%

Insurance 1.02%
Zurich Financial Services AG	18,177	4,030

Pharmaceuticals 0.75%
Roche Holding Ltd. AG	18,600	2,937

Total Switzerland		6,967

Taiwan 1.30%

Semiconductors & Semiconductor Equipment
Siliconware Precision Industries Co. ADR	833,100	5,124

Thailand 1.06%

Consumer Finance
Tisco Financial Group Public Co., Ltd.	5,199,700	4,178

Turkey 4.02%

Automobiles 1.53%
Ford Otomotiv Sanayi AS	762,892	6,028

Diversified Telecommunication Services 1.34%
Turk Telekomunikasyon AS	1,412,058	5,265

Oil, Gas & Consumable Fuels 1.15%
Tupras Turkiye Petrol Rafinerileri AS	203,593	4,526

Total Turkey		15,819

United Kingdom 14.32%

Aerospace & Defense 0.67%
BAE Systems plc	502,431	2,633

Investments	Shares	U.S. $ Value (000)
Commercial Banks 0.95%
HSBC Holdings plc	367,949	$3,747

Food Products 0.81%
Unilever plc	106,348	3,196

Industrial Conglomerates 1.26%
Tomkins plc	1,310,739	4,959

Insurance 2.61%
Aviva plc	618,918	3,272
Catlin Group Ltd.	727,722	3,914
Prudential plc	353,586	3,104

		10,290

Internet & Catalog Retail 0.99%
Home Retail Group plc	925,036	3,879

Multi-Utilities 0.74%
National Grid plc	301,781	2,910

Oil, Gas & Consumable Fuels 0.92%
BP plc	415,024	3,620

Pharmaceuticals 2.39%
AstraZeneca plc	102,983	4,550
GlaxoSmithKline plc	261,609	4,856

		9,406

Tobacco 1.65%
British American Tobacco plc	87,919	2,765
Imperial Tobacco Group plc	131,300	3,740

		6,505

Wireless Telecommunication Services 1.33%
Vodafone Group plc	2,362,372	5,235

Total United Kingdom		56,380

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
United States 2.18%

Oil, Gas & Consumable Fuels 1.53%
Nordic American Tanker Shipping Ltd.	192,800	$6,023

Tobacco 0.65%
Altria Group, Inc.	120,600	2,556

Total United States		8,579

Total Common Stocks (cost $346,493,037)		374,818

	Principal Amount (000)
CONVERTIBLE BOND 0.18%

Luxembourg

Metals & Mining
ArcelorMittal at 5.00%, due 5/15/2014 (cost $475,000)	$475	694

Total Long-Term Investments (cost $346,968,037)		375,512

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.20%

Repurchase Agreement
Repurchase Agreement dated 4/30/2010, 0.02% due 5/3/2010 with Fixed Income Clearing Corp. collateralized by $16,930,000 of U.S. Treasury Note at 3.00% due 2/28/2017; value: $16,866,513; proceeds: $16,532,168 (cost $16,532,141)	$16,532	$16,532

Total Investments in Securities 99.60% (cost $363,500,178)		392,044

Foreign Cash and Other Assets in Excess of Liabilities 0.40%(b)		1,572

Net Assets 100.00%		$393,616

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Amount is less than $1,000.
(b)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized depreciation on forward foreign currency exchange contracts, as follows:

Open Forward Foreign Currency Exchange Contracts at April 30, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Canadian dollar	Buy	Barclays Bank plc	8/23/2010	17,450,000	$17,499,085	$17,169,995	$(329,090)
British pound	Sell	UBS AG	8/23/2010	7,800,000	12,001,470	11,929,372	72,098

Total Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(256,992)

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
LONG-TERM INVESTMENTS 95.05%

COMMON STOCKS 94.08%

Australia 3.92%

Chemicals 0.83%
Incitec Pivot Ltd.	954,366	$2,822

Metals & Mining 0.51%
Coal of Africa Ltd.*	783,407	1,727
Southern Australian Coal Ltd.	115,607	11

		1,738

Multi-Line Retail 0.38%
Myer Holdings Ltd.*	441,922	1,313

Multi-Utilities 0.97%
DUET Group	2,031,988	3,316

Oil, Gas & Consumable Fuels 1.23%
Centennial Coal Co., Ltd.	1,084,038	4,219

Total Australia		13,408

Austria 1.15%

Hotels, Restaurants & Leisure
bwin Interactive Entertainment AG*	73,881	3,942

Brazil 1.75%

Household Durables 0.97%
Agre Empreendimentos Imobiliarios SA*	725,352	3,309

Textiles, Apparel & Luxury Goods 0.28%
Restoque Comercio e Confeccoes de Roupas SA	226,605	939

Water Utilities 0.50%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	43,700	1,720

Total Brazil		5,968

Investments	Shares	U.S. $ Value (000)
Canada 2.14%

Airlines 0.36%
Westjet Airlines Ltd.*	91,968	$1,222

Metals & Mining 1.49%
Equinox Minerals Ltd.*	1,285,800	5,089

Oil, Gas & Consumable Fuels 0.29%
Questerre Energy Corp.*	297,520	1,003

Total Canada		7,314

China 2.19%

Automobiles 0.42%
Great Wall Motor Co., Ltd. Class H	798,000	1,454

Food Products 0.97%
Zhongpin, Inc.*	260,703	3,306

Internet Software & Services 0.80%
Sohu.com, Inc.*	56,793	2,735

Total China		7,495

Egypt 1.51%

Automobiles 0.67%
Ghabbour Auto	369,828	2,311

Capital Markets 0.84%
EFG-Hermes Holding SAE	444,308	2,860

Total Egypt		5,171

France 3.98%

Beverages 0.63%
Remy Cointreau SA	39,756	2,150

Computers & Peripherals 1.35%
Gemalto NV*	103,779	4,626

Distributors 0.40%
CFAO SA*	39,290	1,362

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
France (continued)

Media 1.60%
Ipsos SA	93,998	$3,597
Publicis Groupe	42,385	1,870

		5,467

Total France		13,605

Germany 8.28%

Aerospace & Defense 1.05%
MTU Aero Engines Holding AG	65,005	3,574

Chemicals 1.46%
Symrise GmbH & Co. AG	196,220	4,991

Electrical Equipment 0.40%
Tognum AG	66,940	1,385

Industrial Conglomerates 1.67%
Rheinmetall AG	82,000	5,697

Life Sciences Tools & Services 1.30%
Gerresheimer AG*	127,068	4,450

Textiles, Apparel & Luxury Goods 0.77%
Adidas AG	44,426	2,618

Trading Companies & Distributors 1.09%
Kloeckner & Co. SE*	141,049	3,728

Transportation Infrastructure 0.54%
Hamburger Hafen und Logistik AG	51,086	1,859

Total Germany		28,302

Greece 0.30%

Hotels, Restaurants & Leisure
Intralot SA-Integrated Lottery Systems & Services	238,746	1,031

Investments	Shares	U.S. $ Value (000)
Hong Kong 4.95%

Auto Components 1.21%
Minth Group Ltd.	2,942,000	$4,140

Communications Equipment 1.00%
VTech Holdings Ltd.	306,000	3,421

Hotels, Restaurants & Leisure 1.10%
REXLot Holdings Ltd.	31,650,000	3,756

Specialty Retail 0.57%
Hengdeli Holdings Ltd.	4,660,000	1,943

Textiles, Apparel & Luxury Goods 1.07%
Daphne International Holdings Ltd.	3,528,000	3,644

Total Hong Kong		16,904

Indonesia 2.55%

Commercial Banks 1.50%
PT Bank Negara Indonesia (Persero) Tbk	17,990,500	5,120

Real Estate Management & Development 1.05%
PT Bakrieland Development Tbk*	89,762,500	2,292
PT Ciputra Development Tbk*	13,414,944	1,303

		3,595

Total Indonesia		8,715

Ireland 2.09%

Beverages 0.79%
C&C Group plc	561,353	2,686

Health Care Providers & Services 0.55%
United Drug plc	539,413	1,881

Machinery 0.75%
Charter International plc	209,300	2,570

Total Ireland		7,137

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
Italy 6.38%

Beverages 0.62%
Davide Campari-Milano SpA	206,721	$2,111

Capital Markets 1.19%
Azimut Holding SpA	360,646	4,064

Electric: Utilities 2.09%
Iride SpA	1,683,336	3,195
Terna-Rete Elettrica Nationale SpA	973,220	3,945

		7,140

Electrical Equipment 0.69%
Prysmian SpA	131,803	2,373

Food Products 0.91%
Parmalat SpA	1,183,699	3,116

Transportation Infrastructure 0.88%
Ansaldo STS SpA	163,242	2,989

Total Italy		21,793

Japan 21.76%

Auto Components 0.82%
Keihin Corp.	148,900	2,822

Chemicals 3.68%
JSR Corp.	214,500	4,343
Nifco, Inc.	87,900	1,966
Sumitomo Chemical Co., Ltd.	395,000	1,867
ZEON Corp.	729,000	4,401

		12,577

Communications Equipment 1.12%
Hitachi Kokusai Electric, Inc.	369,000	3,839

Investments	Shares	U.S. $ Value (000)
Containers & Packaging 1.25%
FP Corp.	92,500	$4,258

Diversified Consumer Services 1.09%
Benesse Holdings, Inc.	81,000	3,724

Electronic Equipment, Instruments & Components 2.69%
IBIDEN Co., Ltd.	100,000	3,601
Nippon Electric Glass Co., Ltd.	366,000	5,581

		9,182

Health Care Equipment & Supplies 1.01%
Hogy Medical Co., Ltd.	68,900	3,454

Hotels, Restaurants & Leisure 0.76%
Pacific Golf Group International Holdings KK	3,687	2,603

Household Durables 1.23%
Makita Corp.	135,800	4,209

Information Technology Services 1.23%
Obic Co., Ltd.	20,990	4,210

Machinery 1.46%
Sumitomo Heavy Industries Ltd.*	758,000	4,983

Multi-Line Retail 0.84%
Isetan Mitsukoshi Holdings Ltd.	250,008	2,887

Pharmaceuticals 1.22%
Rohto Pharmaceutical Co., Ltd.	127,000	1,389
Sawai Pharmaceutical Co., Ltd.	36,400	2,780

		4,169

Real Estate Investment Trusts 1.24%
Japan Prime Realty Investment Corp.	832	1,983

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
Japan (continued)

Real Estate Investment Trusts (continued)
United Urban Investment Corp.	345	$2,244

		4,227

Semiconductors & Semiconductor Equipment 0.41%
Axell Corp.	43,100	1,408

Specialty Retail 1.24%
K’s Holdings Corp.	61,800	1,641
Nitori Co., Ltd.	32,850	2,583

		4,224

Wireless Telecommunication Services 0.47%
Okinawa Cellular Telephone Co.	821	1,620

Total Japan		74,396

Kazakhstan 0.49%

Oil, Gas & Consumable Fuels
KazMunaiGas Exploration Production GDR	68,600	1,677

Netherlands 0.84%

Electrical Equipment
Draka Holding NV*	147,218	2,874

Philippines 2.92%

Commercial Banks 1.56%
Metropolitan Bank & Trust Co.	4,525,100	5,327

Real Estate Management & Development 1.36%
Megaworld Corp.	157,562,000	4,654

Total Philippines		9,981

Investments	Shares	U.S. $ Value (000)
Poland 0.44%

Beverages
Central European Distribution Corp.*	43,274	$1,499

Spain 3.10%

Commercial Services & Supplies 1.43%
Prosegur Compania de Seguridad SA Registered Shares	105,658	4,902

Food Products 1.67%
Ebro Puleva SA	91,646	1,707
Viscofan SA	147,850	3,998

		5,705

Total Spain		10,607

Sweden 0.94%

Food & Staples Retailing
Axfood AB	112,768	3,222

Switzerland 2.46%

Capital Markets 1.16%
EFG International AG	235,531	3,952

Hotels, Restaurants & Leisure 0.71%
Orascom Development Holding AG EDR*	745,640	2,416

Life Sciences Tools & Services 0.59%
Lonza Group AG Registered Shares	26,102	2,037

Total Switzerland		8,405

Taiwan 1.25%

Computers & Peripherals
Wistron Corp.	2,216,000	4,258

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2010

Investments	Shares	U.S. $ Value (000)
United Kingdom 18.69%

Aerospace & Defense 1.34%
Cobham plc	1,126,046	$4,565

Airlines 1.47%
easyJet plc*	698,864	5,022

Beverages 1.17%
Britvic plc	547,089	4,010

Capital Markets 1.53%
Schroders plc	247,989	5,243

Commercial Services & Supplies 1.31%
Babcock International Group plc	502,103	4,478

Electrical Equipment 0.19%
Ceres Power Holdings plc*	371,701	647

Health Care Providers & Services 0.22%
Southern Cross Healthcare Ltd.*	637,945	759

Hotels, Restaurants & Leisure 2.45%
PartyGaming plc*	680,682	3,193
Sportingbet plc	1,940,353	2,024
TUI Travel plc	744,390	3,176

		8,393

Household Durables 1.03%
Bellway plc	305,550	3,508

Industrial Conglomerates 1.60%
Tomkins plc	1,446,813	5,473

Insurance 0.99%
Amlin plc	274,680	1,572
Catlin Group Ltd.	336,358	1,809

		3,381

Investments	Shares	U.S. $ Value (000)
Oil, Gas & Consumable Fuels 2.99%
Dana Petroleum plc*	173,040	$3,191
Dragon Oil plc*	478,990	3,513
Premier Oil plc*	182,440	3,533

		10,237

Professional Services 2.02%
Intertek Group plc	192,183	4,365
Michael Page International plc	388,861	2,529

		6,894

Software 0.38%
Micro Focus International plc	161,358	1,290

Total United Kingdom		63,900

Total Common Stocks (cost $276,225,768)		321,604

PREFERRED STOCK 0.97%

Brazil

Electric: Utilities
Companhia de Transmissao de Energia Eletrica Paulista (cost $3,199,027)	124,042	3,300

Total Long-Term Investments (cost $279,424,795)		324,904

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2010

Investments	Principal Amount (000)	U.S. $ Value (000)
SHORT-TERM INVESTMENT 4.31%

Repurchase Agreement
Repurchase Agreement dated 4/30/2010, 0.02% due 5/3/2010 with Fixed Income Clearing Corp. collateralized by $15,090,000 of U.S. Treasury Note at 3.00% due 2/28/2017; value: $15,033,413; proceeds: $14,738,601 (cost $14,738,576)	$14,739	$14,739

Total Investments in Securities 99.36% (cost $294,163,371)		339,643

Foreign Cash and Other Assets in Excess of Liabilities 0.64%(a)		2,184

Net Assets 100.00%		$341,827

ADR	American Depositary Receipt.
EDR	Egyptian Depositary Receipt.
GDR	Global Depositary Receipt.
*	Non-income producing security.
(a)	Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

Open Forward Foreign Currency Exchange Contracts at April 30, 2010:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	UBS AG	8/30/2010	2,700,000	$2,454,030	$2,463,953	$9,923
Brazilian real	Sell	UBS AG	8/30/2010	11,400,000	6,343,906	6,378,937	(35,031)
Canadian dollar	Buy	Barclays Bank plc	5/25/2010	2,670,000	2,558,611	2,628,636	70,025
Canadian dollar	Buy	Morgan Stanley Capital	6/22/2010	11,950,000	11,768,645	11,764,435	(4,210)
Canadian dollar	Buy	Goldman Sachs Capital	8/31/2010	5,260,000	5,229,252	5,174,991	(54,261)
Japanese yen	Sell	Barclays Bank plc	8/9/2010	867,000,000	9,240,903	9,238,687	2,216
South Korean won	Buy	Morgan Stanley Capital	6/18/2010	8,950,000,000	7,883,379	8,064,925	181,546
Swiss franc	Buy	Goldman Sachs Capital	8/30/2010	6,158,250	5,674,342	5,731,696	57,354

Total Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$227,562

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LARGE CAP VALUE FUND April 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 96.97%

Aerospace & Defense 1.24%
Honeywell International, Inc.	5,550	$263
Raytheon Co.	1,580	92
United Technologies Corp.	4,190	314

Total		669

Automobiles 1.70%
Ford Motor Co.*	70,700	920

Beverages 0.58%
Coca-Cola Co. (The)	2,830	151
PepsiCo, Inc.	2,470	161

Total		312

Biotechnology 1.51%
Amgen, Inc.*	11,510	660
Human Genome Sciences, Inc.*	5,670	157

Total		817

Capital Markets 6.82%
Bank of New York Mellon Corp. (The)	8,234	256
Franklin Resources, Inc.	1,630	188
Goldman Sachs Group, Inc. (The)	9,340	1,356
Morgan Stanley	34,170	1,033
State Street Corp.	12,720	553
T. Rowe Price Group, Inc.	5,200	299

Total		3,685

Chemicals 3.83%
Dow Chemical Co. (The)	30,520	941
E.I. du Pont de Nemours & Co.	7,560	301
Monsanto Co.	4,150	262
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	5,120	566

Total		2,070

Investments	Shares	Value (000)
Commercial Banks 8.68%
BB&T Corp.	5,000	$166
Comerica, Inc.	8,850	372
Fifth Third Bancorp	41,870	624
PNC Financial Services Group, Inc. (The)	12,940	870
Regions Financial Corp.	25,360	224
SunTrust Banks, Inc.	20,150	596
Wells Fargo & Co.	55,360	1,833

Total		4,685

Communications Equipment 0.32%
Cisco Systems, Inc.*	6,440	173

Computers & Peripherals 2.42%
Dell, Inc.*	20,460	331
EMC Corp.*	29,990	570
Hewlett-Packard Co.	7,770	404

Total		1,305

Consumer Finance 1.22%
Capital One Financial Corp.	15,140	657

Containers & Packaging 0.32%
Owens-Illinois, Inc.*	4,880	173

Diversified Financial Services 7.73%
Bank of America Corp.	116,159	2,071
Citigroup, Inc.*	53,340	233
JPMorgan Chase & Co.	43,870	1,868

Total		4,172

Diversified Telecommunication Services 2.44%
AT&T, Inc.	35,403	923
Verizon Communications, Inc.	13,730	397

Total		1,320

Electric: Utilities 0.89%
Duke Energy Corp.	9,080	152
FPL Group, Inc.	1,990	104

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LARGE CAP VALUE FUND April 30, 2010

Investments	Shares	Value (000)
Electric: Utilities (continued)
Southern Co.	6,510	$225

Total		481

Electronic Equipment, Instruments & Components 0.87%
Arrow Electronics, Inc.*	3,480	106
Avnet, Inc.*	5,900	189
Corning, Inc.	9,000	173

Total		468

Energy Equipment & Services 3.94%
Cameron International Corp.*	3,000	118
Halliburton Co.	26,660	817
Schlumberger Ltd.	11,238	803
Smith International, Inc.	8,160	390

Total		2,128

Food & Staples Retailing 0.95%
CVS Caremark Corp.	13,850	511

Food Products 0.90%
Kraft Foods, Inc. Class A	16,375	485

Health Care Equipment & Supplies 0.33%
Covidien plc (Ireland)(a)	3,730	179

Health Care Providers & Services 1.06%
UnitedHealth Group, Inc.	11,720	355
WellPoint, Inc.*	4,020	216

Total		571

Hotels, Restaurants & Leisure 3.70%
Carnival Corp. Unit	20,800	867
Marriott International, Inc. Class A	21,009	772
Starwood Hotels & Resorts Worldwide, Inc.	6,610	360

Total		1,999

Household Products 1.41%
Colgate-Palmolive Co.	2,580	217

Investments	Shares	Value (000)
Procter & Gamble Co. (The)	8,780	$546

Total		763

Industrial Conglomerates 2.04%
General Electric Co.	58,340	1,100

Insurance 1.80%
MetLife, Inc.	12,440	567
Principal Financial Group, Inc.	2,110	62
Prudential Financial, Inc.	5,420	344

Total		973

Machinery 3.34%
Caterpillar, Inc.	12,640	861
Eaton Corp.	5,802	448
Joy Global, Inc.	1,560	89
Parker Hannifin Corp.	5,880	407

Total		1,805

Media 4.54%
News Corp. Class A	30,280	467
Time Warner Cable, Inc.	6,563	369
Time Warner, Inc.	14,020	464
Viacom, Inc. Class B*	8,820	312
Walt Disney Co. (The)	22,780	839

Total		2,451

Metals & Mining 2.44%
Cliffs Natural Resources, Inc.	4,580	286
Freeport-McMoRan Copper & Gold, Inc.	5,890	445
Nucor Corp.	5,020	227
United States Steel Corp.	6,580	360

Total		1,318

Multi-Line Retail 2.37%
J.C. Penney Co., Inc.	11,690	341
Kohl’s Corp.*	3,330	183
Target Corp.	13,240	753

Total		1,277

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LARGE CAP VALUE FUND April 30, 2010

Investments	Shares	Value (000)
Oil, Gas & Consumable Fuels 13.20%
Anadarko Petroleum Corp.	5,930	$369
Apache Corp.	3,850	392
BP plc ADR	2,700	141
Cenovus Energy, Inc. (Canada)(a)	1,900	56
Chevron Corp.	15,270	1,244
Devon Energy Corp.	2,810	189
El Paso Corp.	18,640	226
EnCana Corp. (Canada)(a)	1,900	63
EOG Resources, Inc.	4,350	488
Exxon Mobil Corp.	17,671	1,199
Hess Corp.	16,080	1,022
Occidental Petroleum Corp.	8,640	766
Range Resources Corp.	4,330	207
Southwestern Energy Co.*	5,580	221
Suncor Energy, Inc. (Canada)(a)	15,850	542

Total		7,125

Pharmaceuticals 5.42%
Abbott Laboratories	6,520	334
Johnson & Johnson	6,480	417
Merck & Co., Inc.	21,670	759
Pfizer, Inc.	69,500	1,162
Teva Pharmaceutical Industries Ltd. ADR	4,380	257

Total		2,929

Real Estate Investment Trusts 0.81%
Host Hotels & Resorts, Inc.	26,958	438

Road & Rail 1.81%
Hertz Global Holdings, Inc.*	56,740	820
Union Pacific Corp.	2,110	160

Total		980

Semiconductors & Semiconductor Equipment 2.00%
Intel Corp.	22,890	523
Micron Technology, Inc.*	30,440	285

Investments	Shares	Value (000)
Texas Instruments, Inc.	10,480	$273

Total		1,081

Software 2.44%
Activision Blizzard, Inc.	24,240	269
Adobe Systems, Inc.*	21,050	707
Microsoft Corp.	4,820	147
Oracle Corp.	7,430	192

Total		1,315

Specialty Retail 1.15%
Best Buy Co., Inc.	7,350	335
Home Depot, Inc. (The)	8,130	287

Total		622

Tobacco 0.45%
Altria Group, Inc.	4,450	94
Philip Morris International, Inc.	3,020	148

Total		242

Wireless Telecommunication Services 0.30%
Crown Castle International Corp.*	4,300	163

Total Common Stocks (cost $41,464,864)		52,362

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LARGE CAP VALUE FUND April 30, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 2.18%

Repurchase Agreement
Repurchase Agreement dated 4/30/2010, 0.02% due 5/3/2010 with Fixed Income Clearing Corp. collateralized by $1,205,000 of U.S. Treasury Note at 3.00% due 2/28/2017; value: $1,200,481; proceeds: $1,175,404 (cost $1,175,402)	$1,175	$1,175

Total Investments in Securities 99.15% (cost $42,640,266)		53,537

Other Assets in Excess of Liabilities 0.85%		460

Net Assets 100.00%		$53,997

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2010

Investments	Shares	Value (000)
LONG-TERM INVESTMENTS 95.25%

COMMON STOCKS 95.21%

Aerospace & Defense 1.49%
Curtiss-Wright Corp.	149,600	$5,336
Hexcel Corp.*	559,136	9,058

Total		14,394

Air Freight & Logistics 2.71%
Atlas Air Worldwide Holdings, Inc.*	231,700	12,806
C.H. Robinson Worldwide, Inc.	77,500	4,673
UTi Worldwide, Inc.	547,000	8,670

Total		26,149

Auto Components 1.05%
Gentex Corp.	240,600	5,170
WABCO Holdings, Inc.*	148,900	4,942

Total		10,112

Automobiles 0.59%
Harley-Davidson, Inc.	166,703	5,640

Building Products 1.09%
Quanex Building Products Corp.	274,826	5,222
Trex Co., Inc.*	217,300	5,322

Total		10,544

Capital Markets 1.13%
Lazard Ltd. Class A	283,000	10,941

Chemicals 3.35%
Albemarle Corp.	382,720	17,475
Olin Corp.	708,000	14,868

Total		32,343

Commercial Banks 13.14%
Comerica, Inc.	576,300	24,205
Commerce Bancshares, Inc.	286,518	11,868
East West Bancorp, Inc.	494,300	9,683

Investments	Shares	Value (000)
Fifth Third Bancorp	649,700	$9,687
First Financial Bancorp	828,701	15,836
Huntington Bancshares, Inc.	571,400	3,868
KeyCorp	1,682,600	15,177
Popular, Inc.*	2,254,200	8,882
Texas Capital Bancshares, Inc.*	471,500	9,383
Webster Financial Corp.	485,000	10,049
Wilmington Trust Corp.	468,500	8,119

Total		126,757

Commercial Services & Supplies 1.43%
Tetra Tech, Inc.*	209,900	5,111
Waste Connections, Inc.*	242,600	8,683

Total		13,794

Computers & Peripherals 1.77%
Diebold, Inc.	209,100	6,555
QLogic Corp.*	544,600	10,549

Total		17,104

Construction & Engineering 1.83%
Chicago Bridge & Iron Co. NV (Netherlands)*(a)	297,500	6,973
Jacobs Engineering Group, Inc.*	222,400	10,724

Total		17,697

Diversified Financial Services 0.91%
CIT Group, Inc.*	216,600	8,794

Electric: Utilities 1.14%
Cleco Corp.	403,100	11,045

Electrical Equipment 3.07%
AMETEK, Inc.	225,400	9,749
EnerSys*	451,454	11,684
Roper Industries, Inc.	134,800	8,225

Total		29,658

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2010

Investments	Shares	Value (000)
Electronic Equipment, Instruments & Components 1.93%
Amphenol Corp. Class A	160,400	$7,412
Plexus Corp.*	301,500	11,171

Total		18,583

Energy Equipment & Services 3.87%
Bristow Group, Inc.*	225,252	8,719
Key Energy Services, Inc.*	713,800	7,752
Oceaneering International, Inc.*	105,500	6,910
Superior Energy Services, Inc.*	314,100	8,500
Weatherford International Ltd. (Switzerland)*(a)	303,300	5,493

Total		37,374

Food Products 0.65%
J.M. Smucker Co. (The)	103,100	6,296

Health Care Equipment & Supplies 2.66%
Integra LifeSciences Holdings*	185,700	8,436
Kinetic Concepts, Inc.*	192,500	8,335
Teleflex, Inc.	145,300	8,910

Total		25,681

Health Care Providers & Services 3.06%
AmerisourceBergen Corp.	189,200	5,837
DaVita, Inc.*	86,200	5,381
LifePoint Hospitals, Inc.*	291,600	11,133
McKesson Corp.	109,600	7,103

Total		29,454

Hotels, Restaurants & Leisure 2.50%
Darden Restaurants, Inc.	152,100	6,806
Hyatt Hotels Corp. Class A*	184,300	7,588
Wyndham Worldwide Corp.	362,300	9,713

Total		24,107

Household Durables 1.56%
Fortune Brands, Inc.	287,400	15,066

Investments	Shares	Value (000)
Information Technology Services 7.29%
Alliance Data Systems Corp.*	210,700	$15,815
Amdocs Ltd. (Guernsey)*(a)	414,998	13,255
Fiserv, Inc.*	255,759	13,067
Global Payments, Inc.	150,722	6,452
Lender Processing Services, Inc.	183,500	6,927
Sapient Corp.	1,449,527	14,829

Total		70,345

Insurance 2.20%
HCC Insurance Holdings, Inc.	345,372	9,391
PartnerRe Ltd.	152,200	11,808

Total		21,199

Life Sciences Tools & Services 1.26%
PerkinElmer, Inc.	486,700	12,192

Machinery 1.15%
Actuant Corp. Class A	220,900	5,065
RBC Bearings, Inc.*	190,180	6,002

Total		11,067

Marine 0.58%
Kirby Corp.*	131,838	5,548

Media 1.57%
Interpublic Group of Cos., Inc. (The)*	1,695,100	15,103

Metals & Mining 3.36%
Agnico-Eagle Mines Ltd. (Canada)(a)	76,800	4,851
Carpenter Technology Corp.	177,776	6,981
Gerdau Ameristeel Corp.*	797,300	5,980
Metals USA Holdings Corp.*	278,500	5,002
Reliance Steel & Aluminum Co.	196,800	9,606

Total		32,420

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2010

Investments	Shares	Value (000)
Multi-Utilities 0.49%
Wisconsin Energy Corp.	90,183	$4,736

Oil, Gas & Consumable Fuels 2.02%
Concho Resources, Inc.*	173,600	9,864
Petrohawk Energy Corp.*	161,700	3,491
Range Resources Corp.	128,000	6,113

Total		19,468

Pharmaceuticals 2.14%
Warner Chilcott plc Class A (Ireland)*(a)	398,700	11,307
Watson Pharmaceuticals, Inc.*	217,700	9,322

Total		20,629

Professional Services 1.78%
Robert Half International, Inc.	156,300	4,279
TrueBlue, Inc.*	577,100	9,112
Verisk Analytics, Inc. Class A*	136,200	3,816

Total		17,207

Real Estate Investment Trusts 1.43%
Duke Realty Corp.	522,000	7,063
Host Hotels & Resorts, Inc.	416,099	6,766

Total		13,829

Road & Rail 5.13%
Con-way, Inc.	264,700	10,281
Genesee & Wyoming, Inc. Class A*	188,700	7,378
Heartland Express, Inc.	625,929	10,353
Kansas City Southern*	269,500	10,928
Knight Transportation, Inc.	497,700	10,596

Total		49,536

Semiconductors & Semiconductor Equipment 1.64%
Cypress Semiconductor Corp.*	702,200	9,051

Investments	Shares	Value (000)
Lam Research Corp.*	166,300	$6,744

Total		15,795

Software 4.03%
Autodesk, Inc.*	243,894	8,295
CA, Inc.	538,000	12,272
Nuance Communications, Inc.*	410,200	7,494
Rovi Corp.*	277,977	10,836

Total		38,897

Specialty Retail 5.52%
AnnTaylor Stores Corp.*	217,300	4,715
Chico’s FAS, Inc.	299,920	4,466
Dress Barn, Inc. (The)*	459,249	12,712
Foot Locker, Inc.	410,300	6,298
Guess?, Inc.	92,800	4,257
Regis Corp.	726,850	13,897
Williams-Sonoma, Inc.	241,900	6,967

Total		53,312

Textiles, Apparel & Luxury Goods 2.69%
Brown Shoe Co., Inc.	294,300	5,533
Fossil, Inc.*	91,704	3,567
Phillips-Van Heusen Corp.	122,600	7,725
Skechers USA, Inc. Class A*	238,500	9,146

Total		25,971

Total Common Stocks (cost $750,544,897)		918,787

PREFERRED STOCK 0.04%

Commercial Banks
Popular, Inc.* (cost $330,000)	13,200	432

Total Long-Term Investments (cost $750,874,897)		919,219

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2010

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 4.91%

Repurchase Agreement
Repurchase Agreement dated 4/30/2010, 0.02% due 5/3/2010 with Fixed Income Clearing Corp. collateralized by $48,480,000 of U.S. Treasury Note at 3.00% due 2/28/2017; value: $48,298,200; proceeds: $47,346,587 (cost $47,346,508)	$47,347	$47,347

Total Investments in Securities 100.16% (cost $798,221,405)		966,566

Liabilities in Excess of Other Assets (0.16%)		(1,542)

Net Assets 100.00%		$965,024

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

This page is intentionally left blank.

Statements of Assets and Liabilities (unaudited)

April 30, 2010

	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund
ASSETS:
Investments in securities, at cost	$736,730,968	$2,520,689,865	$810,494,561
Investments in securities, at value	$759,780,043	$3,037,914,383	$897,164,221
Cash	–	–	1,706,000
Foreign cash, at value (cost $0, $0, $3,151,120, $744,030, $2,047,701, $0 and $0, respectively)	–	–	3,163,117
Receivables:
Interest and dividends	–	1,395,126	4,601,436
Investment securities sold	–	18,643,184	17,693,002
Capital shares sold	5,041,864	9,962,376	2,093,064
From affiliates (See Note 3)	107,996	–	–
From advisor (See Note 3)	–	–	257,425
Unrealized appreciation on forward foreign currency exchange contracts	–	–	580,173
Prepaid expenses and other assets	45,526	159,279	6,770
Total assets	764,975,429	3,068,074,348	927,265,208
LIABILITIES:
Payables:
Investment securities purchased	821,556	13,417,183	14,462,534
Capital shares reacquired	1,571,472	6,555,317	2,223,575
Management fee	–	1,323,986	573,577
12b-1 distribution fees	379,526	1,464,367	307,935
Fund administration	–	99,672	30,591
Trustees’ fees	56,439	513,531	117,173
To affiliates (See Note 3)	–	14,152	26,567
Unrealized depreciation on forward foreign currency exchange contracts	–	–	2,809,878
Accrued expenses and other liabilities	215,303	700,539	453,331
Total liabilities	3,044,296	24,088,747	21,005,161
NET ASSETS	$761,931,133	$3,043,985,601	$906,260,047
COMPOSITION OF NET ASSETS:
Paid-in capital	$763,429,548	$2,723,401,846	$1,204,798,047
Undistributed (distributions in excess of) net investment income	(1,128,148)	(4,368,017)	1,575,247
Accumulated net realized loss on investments and foreign currency related transactions	(23,419,342)	(192,272,746)	(384,604,565)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	23,049,075	517,224,518	84,491,318
Net Assets	$761,931,133	$3,043,985,601	$906,260,047

See Notes to Financial Statements.

International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund

$363,500,178	$294,163,371	$42,640,266	$798,221,405
$392,043,833	$339,642,551	$53,536,999	$966,566,020
–	–	–	–

744,313	2,037,116	–	–

1,657,548	700,586	52,476	145,102
5,526,383	3,037,435	136,976	10,566,450
3,866,992	1,090,508	764,706	7,237,831
–	–	–	–
91,778	–	–	–

72,098	321,064	–	–
69,074	12,761	30,869	52,782
404,072,019	346,842,021	54,522,026	984,568,185

9,375,682	4,119,668	301,985	16,920,860
378,597	302,660	134,231	1,546,163
237,694	209,320	17,670	575,248
44,460	74,504	17,328	410,505
12,677	11,164	1,767	30,680
7,447	48,557	7,750	26,509
36,777	31,581	–	18,408

329,090	93,502	–	–
33,528	124,404	44,009	15,327
10,455,952	5,015,360	524,740	19,543,700
$393,616,067	$341,826,661	$53,997,286	$965,024,485

$387,821,172	$422,556,910	$63,345,884	$800,300,762

1,087,712	(1,948,296)	40,923	(1,240,145)

(23,586,810)	(124,469,228)	(20,286,254)	(2,380,747)

28,293,993	45,687,275	10,896,733	168,344,615
$393,616,067	$341,826,661	$53,997,286	$965,024,485

See Notes to Financial Statements.

Statements of Assets and Liabilities (concluded)

April 30, 2010

	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund

Net assets by class:
Class A Shares	$386,770,183	$1,875,604,093	$561,611,038
Class B Shares	$36,132,226	$173,407,467	$42,381,258
Class C Shares	$197,572,577	$585,282,251	$97,140,579
Class F Shares	$97,708,405	$177,044,558	$20,850,024
Class I Shares	$22,852,841	$152,077,990	$176,546,574
Class P Shares	–	$31,804,909	$1,558,981
Class R2 Shares	$2,447,079	$1,746,477	$171,991
Class R3 Shares	$18,447,822	$47,017,856	$5,999,602
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	18,351,898	156,919,541	49,266,492
Class B Shares	1,805,330	15,159,469	3,770,729
Class C Shares	9,940,247	51,368,861	8,627,906
Class F Shares	4,646,995	14,873,431	1,838,431
Class I Shares	1,080,143	12,671,577	15,397,135
Class P Shares	–	2,691,494	137,596
Class R2 Shares	116,895	147,656	15,050
Class R3 Shares	881,429	3,961,358	531,542
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$21.08	$11.95	$11.40
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$22.37	$12.68	$12.10
Class B Shares–Net asset value	$20.01	$11.44	$11.24
Class C Shares–Net asset value	$19.88	$11.39	$11.26
Class F Shares–Net asset value	$21.03	$11.90	$11.34
Class I Shares–Net asset value	$21.16	$12.00	$11.47
Class P Shares–Net asset value	–	$11.82	$11.33
Class R2 Shares–Net asset value	$20.93	$11.83	$11.43
Class R3 Shares–Net asset value	$20.93	$11.87	$11.29

See Notes to Financial Statements.

International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund

$114,511,973	$96,062,003	$31,432,101	$520,426,982
–	$15,790,592	$2,754,593	$22,168,728
$9,900,180	$20,431,870	$6,170,480	$123,892,630
$12,221,657	$672,924	$615,622	$107,302,574
$256,871,885	$206,381,749	$12,983,061	$172,401,516
–	$775,105	$13,238	$4,150,244
$9,083	$101,009	$10,217	$1,906,766
$101,289	$1,611,409	$17,974	$12,775,045

13,620,725	8,277,405	3,170,089	35,442,290
–	1,428,498	281,911	1,549,003
1,183,223	1,859,947	631,394	8,657,858
1,452,637	58,329	62,389	7,312,896
30,484,898	17,386,926	1,303,729	11,664,087
–	65,780	1,330	283,421
1,069	8,762	1,030	130,624
11,958	140,412	1,814	875,576

$8.41	$11.61	$9.92	$14.68

$8.92	$12.32	$10.53	$15.58
–	$11.05	$9.77	$14.31
$8.37	$10.99	$9.77	$14.31
$8.41	$11.54	$9.87	$14.67
$8.43	$11.87	$9.96	$14.78
–	$11.78	$9.95	$14.64
$8.50	$11.53	$9.92	$14.60
$8.47	$11.48	$9.91	$14.59

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2010

	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $144,331, $871,476, $808,875, $210,547, $1,839 and $0, respectively)	$1,225,921	$14,643,122	$9,556,850
Interest and other	85	3,328	3,279
Total investment income	1,226,006	14,646,450	9,560,129
Expenses:
Management fee	315,273	7,468,866	3,444,818
12b-1 distribution plan-Class A	588,451	3,095,921	1,014,032
12b-1 distribution plan-Class B	169,848	851,616	221,376
12b-1 distribution plan-Class C	857,271	2,668,154	520,589
12b-1 distribution plan-Class F	28,262	58,510	6,879
12b-1 distribution plan-Class P	–	69,791	3,600
12b-1 distribution plan-Class R2	5,665	4,170	126
12b-1 distribution plan-Class R3	28,176	103,379	7,684
Shareholder servicing	655,087	2,245,031	924,237
Professional	16,440	35,302	29,256
Reports to shareholders	48,078	160,455	67,220
Fund administration	–	559,822	183,724
Custody	4,549	24,279	186,241
Trustees’ fees	8,780	40,987	14,212
Registration	52,137	103,007	51,452
Subsidy (See Note 3)	–	84,700	170,710
Other	8,010	44,481	21,176
Gross expenses	2,786,027	17,618,471	6,867,332
Expense reductions (See Note 7)	(135)	(643)	(184)
Management fee waived and expenses reimbursed (See Note 3)	(315,273)	–	(1,012,263)
Expenses assumed by Underlying Funds (See Note 3)	(792,946)	–	–
Net expenses	1,677,673	17,617,828	5,854,885
Net investment income (loss)	(451,667)	(2,971,378)	3,705,244
Net realized and unrealized gain (loss):
Net realized gain on investments (net of foreign capital gain tax) and foreign currency related transactions	33,365	138,584,184	32,851,333
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	125,282,658	362,918,163	(14,257,177)
Net realized and unrealized gain	125,316,023	501,502,347	18,594,156
Net Increase in Net Assets Resulting From Operations	$124,864,356	$498,530,969	$22,299,400

See Notes to Financial Statements.

International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund

$8,028,789	$2,714,062	$397,208	$3,777,378
11,960	10,426	72	3,013
8,040,749	2,724,488	397,280	3,780,391

1,250,074	1,166,119	100,073	2,878,532
138,875	164,537	50,410	730,726
–	83,246	13,533	101,832
34,274	106,927	30,128	487,282
3,305	230	209	36,951
–	1,694	28	8,210
5	299	–	4,605
114	2,577	6	22,946
53,298	251,609	43,020	352,979
23,096	27,192	21,606	23,319
8,383	11,689	1,591	25,564
66,671	62,193	10,007	153,522
88,836	80,628	8,135	9,073
4,621	4,621	752	9,711
34,371	36,167	30,486	67,526
230,281	220,393	–	124,993
5,976	7,902	3,442	9,011
1,942,180	2,228,023	313,426	5,046,782
(49)	(48)	(11)	(172)

(365,478)	–	–	–
–	–	–	–
1,576,653	2,227,975	313,415	5,046,610
6,464,096	496,513	83,865	(1,266,219)

13,599,481	21,536,022	1,783,690	54,710,517

(9,244,148)	5,660,305	5,456,068	123,634,371
4,355,333	27,196,327	7,239,758	178,344,888
$10,819,429	$27,692,840	$7,323,623	$177,078,669

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
Operations:
Net investment income (loss)	$(451,667)	$(634,842)
Net realized gain (loss) on investments and foreign currency related transactions	33,365	(18,928,639)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	125,282,658	102,595,833
Net increase in net assets resulting from operations	124,864,356	83,032,352
Distributions to shareholders from:
Net investment income
Class A	(408,552)	(494,752)
Class B	–	–
Class C	–	–
Class F	(136,954)	(35,304)
Class I	(71,517)	(54,877)
Class P	–	–
Class R2	–	(1,180)
Class R3	(5,165)	(15,394)
Net realized gain
Class A	–	(19,003,782)
Class B	–	(2,310,730)
Class C	–	(9,107,549)
Class F	–	(463,904)
Class I	–	(638,401)
Class R2	–	(48,485)
Class R3	–	(320,424)
Total distributions to shareholders	(622,188)	(32,494,782)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	215,607,827	169,481,954
Reinvestment of distributions	487,528	27,229,784
Cost of shares reacquired	(107,280,842)	(149,121,142)
Net increase (decrease) in net assets resulting from capital share transactions	108,814,513	47,590,596
Net increase in net assets	233,056,681	98,128,166
NET ASSETS:
Beginning of period	$528,874,452	$430,746,286
End of period	$761,931,133	$528,874,452
Undistributed (distributions in excess of) net investment income	$(1,128,148)	$(54,293)

See Notes to Financial Statements.

Fundamental Equity Fund		International Core Equity Fund
For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009

$(2,971,378)	$2,686,382	$3,705,244	$7,001,487

138,584,184	(288,541,654)	32,851,333	(220,158,466)

362,918,163	583,449,890	(14,257,177)	434,137,412
498,530,969	297,594,618	22,299,400	220,980,433

(659,503)	(10,797,172)	(3,954,704)	(12,986,796)
–	–	(64,050)	(531,069)
–	–	(142,588)	(1,149,088)
(236,490)	(103,050)	(87,154)	(51,481)
(446,175)	(636,029)	(1,664,331)	(3,707,413)
–	(146,405)	(9,814)	(27,708)
(12)	(3,122)	(32)	(163)
(1,459)	(119,358)	(10,925)	(16,857)

–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
–	–	–	–
(1,343,639)	(11,805,136)	(5,933,598)	(18,470,575)

419,124,548	704,211,694	121,512,138	155,799,233
1,167,186	11,157,952	5,700,135	17,506,373
(407,787,332)	(670,276,536)	(140,953,676)	(252,355,203)

12,504,402	45,093,110	(13,741,403)	(79,049,597)
509,691,732	330,882,592	2,624,399	123,460,261

$2,534,293,869	$2,203,411,277	$903,635,648	$780,175,387
$3,043,985,601	$2,534,293,869	$906,260,047	$903,635,648
$(4,368,017)	$(53,000)	$1,575,247	$3,803,601

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	International Dividend Income Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
Operations:
Net investment income	$6,464,096	$6,416,956
Net realized gain (loss) on investments and foreign currency related transactions	13,599,481	(16,517,581)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	(9,244,148)	67,339,160
Net increase in net assets resulting from operations	10,819,429	57,238,535
Distributions to shareholders from:
Net investment income
Class A	(1,268,424)	(1,128,282)
Class B	–	–
Class C	(89,256)	(45,092)
Class F	(116,233)	(5,176)
Class I	(4,054,692)	(5,046,074)
Class P	–	–
Class R2	(126)	(238)
Class R3	(661)	(245)
Total distributions to shareholders	(5,529,392)	(6,225,107)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	110,416,300	146,808,974
Reinvestment of distributions	5,259,148	6,048,660
Cost of shares reacquired	(12,137,781)	(11,788,979)
Net increase (decrease) in net assets resulting from capital share transactions	103,537,667	141,068,655
Net increase in net assets	108,827,704	192,082,083
NET ASSETS:
Beginning of period	$284,788,363	$92,706,280
End of period	$393,616,067	$284,788,363
Undistributed (distributions in excess of) net investment income	$1,087,712	$153,008

See Notes to Financial Statements.

International Opportunities Fund		Large Cap Value Fund
For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009

$496,513	$1,432,247	$83,865	$414,153

21,536,022	(63,319,994)	1,783,690	(14,750,983)

5,660,305	155,917,304	5,456,068	16,617,404
27,692,840	94,029,557	7,323,623	2,280,574

(737,918)	(468,483)	(182,090)	(360,321)
(42,888)	–	(1,019)	(21,657)
(71,685)	–	(6,375)	(41,102)
(3,766)	(1,516)	(1,969)	(541)
(1,728,359)	(1,433,999)	(110,549)	(351,007)
(5,290)	(997)	(65)	(166)
(940)	(136)	–	–
(5,737)	(272)	–	–
(2,596,583)	(1,905,403)	(302,067)	(774,794)

49,708,719	35,650,692	6,481,894	22,506,779
2,553,127	1,882,036	264,765	679,787
(28,775,245)	(45,563,525)	(6,848,143)	(22,676,612)

23,486,601	(8,030,797)	(101,484)	509,954
48,582,858	84,093,357	6,920,072	2,015,734

$293,243,803	$209,150,446	$47,077,214	$45,061,480
$341,826,661	$293,243,803	$53,997,286	$47,077,214
$(1,948,296)	$151,774	$40,923	$259,125

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
Operations:
Net investment loss	$(1,266,219)	$(1,318,373)
Net realized gain (loss) on investments	54,710,517	(31,924,730)
Net change in unrealized appreciation/depreciation on investments	123,634,371	101,544,068
Net increase in net assets resulting from operations	177,078,669	68,300,965
Distributions to shareholders from:
Net investment income
Class A	–	(206,714)
Class F	–	(33,314)
Class I	–	(425,649)
Class R3	–	(3,458)
Total distributions to shareholders	–	(669,135)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	371,652,886	280,778,475
Reinvestment of distributions	–	624,834
Cost of shares reacquired	(114,763,847)	(82,289,745)
Net increase in net assets resulting from capital share transactions	256,889,039	199,113,564
Net increase in net assets	433,967,708	266,745,394
NET ASSETS:
Beginning of period	$531,056,777	$264,311,383
End of period	$965,024,485	$531,056,777
Undistributed (distributions in excess of) net investment income	$(1,240,145)	$26,074

See Notes to Financial Statements.

Financial Highlights

ALPHA STRATEGY FUND

	Class A Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$17.24		$15.58	$29.08	$23.68	$19.11	$15.96

Investment operations:

Net investment income (loss)(a)	.01		.01	(.02)	(.04)	(.06)	(.01)

Net realized and unrealized gain (loss)	3.85		2.81	(11.23)	6.44	4.63	3.26

Total from investment operations	3.86		2.82	(11.25)	6.40	4.57	3.25

Distributions to shareholders from:

Net investment income	(.02)		(.03)	(.76)	(.74)	–	(.10)

Net realized gain	–		(1.13)	(1.49)	(.26)	–	–

Total distributions	(.02)		(1.16)	(2.25)	(1.00)	–	(.10)

Net asset value, end of period	$21.08		$17.24	$15.58	$29.08	$23.68	$19.11

Total Return(b)	22.36	%(c)	20.57%	(41.64)%	28.00%	23.91%	20.46%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.17	%(c)	.35%	.35%	.35%	.35%	.35%

Expenses, including expense reductions, expenses assumed and management fee waived	.17	%(c)	.35%	.35%	.35%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.35	%(c)	.87%	.76%	.79%	.80%	.83%

Net investment income (loss)	.03	%(c)	.09%	(.09)%	(.17)%	(.28)%	(.08)%

Supplemental Data:
Net assets, end of period (000)	$386,770		$296,989	$257,398	$332,175	$196,448	$90,641

Portfolio turnover rate	.00	%(c)	7.18%	7.64%	39.09%	8.83%	6.94%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class B Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$16.41		$14.94	$27.98	$22.79	$18.51	$15.46

Investment operations:

Net investment loss(a)	(.05)		(.08)	(.15)	(.20)	(.20)	(.12)

Net realized and unrealized gain (loss)	3.65		2.68	(10.81)	6.21	4.48	3.17

Total from investment operations	3.60		2.60	(10.96)	6.01	4.28	3.05

Distributions to shareholders from:

Net investment income	–		–	(.59)	(.56)	–	–

Net realized gain	–		(1.13)	(1.49)	(.26)	–	–

Total distributions	–		(1.13)	(2.08)	(.82)	–	–

Net asset value, end of period	$20.01		$16.41	$14.94	$27.98	$22.79	$18.51

Total Return(b)	21.94	%(c)	19.86%	(42.04)%	27.17%	23.12%	19.73%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.67	%(c)	1.52%	1.42%	1.44%	1.44%	1.47%

Net investment loss	(.29	)%(c)	(.55)%	(.70)%	(.79)%	(.92)%	(.71)%

Supplemental Data:
Net assets, end of period (000)	$36,132		$31,294	$31,193	$58,045	$47,954	$45,179

Portfolio turnover rate	.00	%(c)	7.18%	7.64%	39.09%	8.83%	6.94%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class C Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$16.29		$14.85	$27.87	$22.79	$18.51	$15.46

Investment operations:

Net investment loss(a)	(.05)		(.08)	(.16)	(.21)	(.20)	(.12)

Net realized and unrealized gain (loss)	3.64		2.65	(10.73)	6.21	4.48	3.17

Total from investment operations	3.59		2.57	(10.89)	6.00	4.28	3.05

Distributions to shareholders from:

Net investment income	–		–	(.64)	(.66)	–	–

Net realized gain	–		(1.13)	(1.49)	(.26)	–	–

Total distributions	–		(1.13)	(2.13)	(.92)	–	–

Net asset value, end of period	$19.88		$16.29	$14.85	$27.87	$22.79	$18.51

Total Return(b)	21.98	%(c)	19.78%	(42.02)%	27.20%	23.12%	19.73%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.50	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.67	%(c)	1.52%	1.41%	1.44%	1.45%	1.47%

Net investment loss	(.30	)%(c)	(.59)%	(.74)%	(.83)%	(.92)%	(.71)%

Supplemental Data:
Net assets, end of period (000)	$197,573		$150,633	$122,504	$145,528	$75,193	$29,998

Portfolio turnover rate	.00	%(c)	7.18%	7.64%	39.09%	8.83%	6.94%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class F Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.22		$15.58	$29.09	$27.77

Investment operations:

Net investment income (loss)(b)	.02		.01	(.02)	–	(c)

Net realized and unrealized gain (loss)	3.86		2.85	(11.17)	1.32

Total from investment operations	3.88		2.86	(11.19)	1.32

Distributions to shareholders from:

Net investment income	(.07)		(.09)	(.83)	–

Net realized gain	–		(1.13)	(1.49)	–

Total distributions	(.07)		(1.22)	(2.32)	–

Net asset value, end of period	$21.03		$17.22	$15.58	$29.09

Total Return(d)	22.54	%(e)	20.95%	(41.50)%	4.75	%(e)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(e)	.10%	.10%	.01	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(e)	.10%	.10%	.01	%(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.22	%(e)	.60%	.55%	.07	%(e)

Net investment income (loss)	.08	%(e)	.05%	(.11)%	(.01	)%(e)

Supplemental Data:
Net assets, end of period (000)	$97,708		$29,762	$6,845	$11

Portfolio turnover rate	.00	%(e)	7.18%	7.64%	39.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class I Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$17.33		$15.67	$29.23	$23.77	$19.12	$15.96

Investment operations:

Net investment income(a)	.04		.06	.01	.05	.02	.05

Net realized and unrealized gain (loss)	3.87		2.83	(11.24)	6.47	4.63	3.27

Total from investment operations	3.91		2.89	(11.23)	6.52	4.65	3.32

Distributions to shareholders from:

Net investment income	(.08)		(.10)	(.84)	(.80)	–	(.16)

Net realized gain	–		(1.13)	(1.49)	(.26)	–	–

Total distributions	(.08)		(1.23)	(2.33)	(1.06)	–	(.16)

Net asset value, end of period	$21.16		$17.33	$15.67	$29.23	$23.77	$19.12

Total Return(b)	22.59	%(c)	21.06%	(41.45)%	28.48%	24.32%	20.91%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.17	%(c)	.52%	.41%	.44%	.45%	.48%

Net investment income	.19	%(c)	.39%	.06%	.19%	.08%	.27%

Supplemental Data:
Net assets, end of period (000)	$22,853		$11,785	$8,293	$1,819	$1,001	$539

Portfolio turnover rate	.00	%(c)	7.18%	7.64%	39.09%	8.83%	6.94%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class R2 Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.13		$15.51	$29.08	$27.77

Investment operations:

Net investment loss(b)	(.02)		(.05)	(.12)	(.01)

Net realized and unrealized gain (loss)	3.82		2.83	(11.16)	1.32

Total from investment operations	3.80		2.78	(11.28)	1.31

Distributions to shareholders from:

Net investment income	–		(.03)	(.80)	–

Net realized gain	–		(1.13)	(1.49)	–

Total distributions	–		(1.16)	(2.29)	–

Net asset value, end of period	$20.93		$17.13	$15.51	$29.08

Total Return(c)	22.18	%(d)	20.37%	(41.82)%	4.72	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.30	%(d)	.60%	.60%	.05	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.30	%(d)	.60%	.59%	.05	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.47	%(d)	1.11%	1.02%	.11	%(d)

Net investment loss	(.11	)%(d)	(.32)%	(.59)%	(.05	)%(d)

Supplemental Data:
Net assets, end of period (000)	$2,447		$1,433	$564	$10

Portfolio turnover rate	.00	%(d)	7.18%	7.64%	39.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

ALPHA STRATEGY FUND

	Class R3 Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$17.12		$15.53	$29.08	$27.77

Investment operations:

Net investment loss(b)	(.02)		(.02)	(.10)	(.01)

Net realized and unrealized gain (loss)	3.84		2.79	(11.15)	1.32

Total from investment operations	3.82		2.77	(11.25)	1.31

Distributions to shareholders from:

Net investment income	(.01)		(.05)	(.81)	–

Net realized gain	–		(1.13)	(1.49)	–

Total distributions	(.01)		(1.18)	(2.30)	–

Net asset value, end of period	$20.93		$17.12	$15.53	$29.08

Total Return(c)	22.33	%(d)	20.39%	(41.72)%	4.72	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.04	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(d)	.50%	.49%	.04	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.42	%(d)	1.01%	.95%	.10	%(d)

Net investment loss	(.10	)%(d)	(.15)%	(.51)%	(.04	)%(d)

Supplemental Data:
Net assets, end of period (000)	$18,448		$6,979	$3,949	$10

Portfolio turnover rate	.00	%(d)	7.18%	7.64%	39.09%
*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

FUNDAMENTAL EQUITY FUND

	Class A Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.99		$8.85	$13.69	$13.14	$12.13	$11.18

Investment operations:

Net investment income (loss)(a)	–	(b)	.03	.07	.08	.08	.07

Net realized and unrealized gain (loss)	1.96		1.17	(3.89)	1.52	1.82	1.06

Total from investment operations	1.96		1.20	(3.82)	1.60	1.90	1.13

Distributions to shareholders from:

Net investment income	–	(b)	(.06)	(.08)	(.08)	(.06)	(.07)

Net realized gain	–		–	(.94)	(.97)	(.83)	(.11)

Total distributions	–	(b)	(.06)	(1.02)	(1.05)	(.89)	(.18)

Net asset value, end of period	$11.95		$9.99	$ 8.85	$13.69	$13.14	$12.13

Total Return(c)	19.66	%(d)	13.84%	(29.89)%	13.12%	16.49%	10.19%

Ratios to Average Net Assets:

Expenses, including expense reductions	.56	%(d)	1.19%	1.12%	1.12%	1.14%	1.17%

Expenses, excluding expense reductions	.56	%(d)	1.19%	1.12%	1.12%	1.14%	1.17%

Net investment income (loss)	(.03	)%(d)	.28%	.58%	.63%	.63%	.62%

Supplemental Data:
Net assets, end of period (000)	$1,875,604		$1,656,209	$1,512,312	$2,375,786	$2,198,884	$1,771,120

Portfolio turnover rate	42.45	%(d)	88.13%	85.13%	63.23%	63.84%	52.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class B Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.58		$8.48	$13.16	$12.66	$11.74	$10.84

Investment operations:

Net investment loss(a)	(.04)		(.03)	(.01)	– (b)	– (b)	– (b)

Net realized and unrealized gain (loss)	1.90		1.13	(3.73)	1.47	1.76	1.02

Total from investment operations	1.86		1.10	(3.74)	1.47	1.76	1.02

Distributions to shareholders from:

Net investment income	–		–	–	– (b)	–	(.01)

Net realized gain	–		–	(.94)	(.97)	(.84)	(.11)

Total distributions	–		–	(.94)	(.97)	(.84)	(.12)

Net asset value, end of period	$11.44		$9.58	$ 8.48	$13.16	$12.66	$11.74

Total Return(c)	19.42	%(d)	12.97%	(30.35)%	12.50%	15.68%	9.52%

Ratios to Average Net Assets:

Expenses, including expense reductions	.88	%(d)	1.84%	1.77%	1.77%	1.79%	1.81%

Expenses, excluding expense reductions	.88	%(d)	1.84%	1.77%	1.77%	1.79%	1.81%

Net investment loss	(.35	)%(d)	(.35)%	(.07)%	(.01)%	(.02)%	(.01)%

Supplemental Data:
Net assets, end of period (000)	$173,407		$161,233	$169,131	$280,279	$278,649	$240,977

Portfolio turnover rate	42.45	%(d)	88.13%	85.13%	63.23%	63.84%	52.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class C Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.55		$8.45	$13.11	$12.62	$11.71	$10.81

Investment operations:

Net investment loss(a)	(.04)		(.03)	(.01)	– (b)	– (b)	– (b)

Net realized and unrealized gain (loss)	1.88		1.13	(3.71)	1.46	1.75	1.02

Total from investment operations	1.84		1.10	(3.72)	1.46	1.75	1.02

Distributions to shareholders from:

Net investment income	–		–	– (b)	– (b)	–	(.01)

Net realized gain	–		–	(.94)	(.97)	(.84)	(.11)

Total distributions	–		–	(.94)	(.97)	(.84)	(.12)

Net asset value, end of period	$11.39		$9.55	$ 8.45	$13.11	$12.62	$11.71

Total Return(c)	19.27	%(d)	13.02%	(30.31)%	12.48%	15.64%	9.56%

Ratios to Average Net Assets:

Expenses, including expense reductions	.88	%(d)	1.84%	1.77%	1.77%	1.79%	1.81%

Expenses, excluding expense reductions	.88	%(d)	1.84%	1.77%	1.77%	1.79%	1.81%

Net investment loss	(.36	)%(d)	(.37)%	(.07)%	(.01)%	(.02)%	(.01)%

Supplemental Data:
Net assets, end of period (000)	$585,282		$485,484	$419,157	$639,749	$622,822	$513,752

Portfolio turnover rate	42.45	%(d)	88.13%	85.13%	63.23%	63.84%	52.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class F Shares
	Six Months Ended 4/30/2010 (unaudited)				9/28/2007(a) to 10/31/2007
			Year Ended 10/31
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.96		$8.85	$13.70	$13.62

Investment operations:

Net investment income(b)	.01		.03	.08	–	(c)

Net realized and unrealized gain (loss)	1.96		1.18	(3.87)	.08

Total from investment operations	1.97		1.21	(3.79)	.08

Distributions to shareholders from:

Net investment income	(.03)		(.10)	(.12)	–

Net realized gain	–		–	(.94)	–

Total distributions	(.03)		(.10)	(1.06)	–

Net asset value, end of period	$11.90		$9.96	$ 8.85	$13.70

Total Return(d)	19.82	%(e)	14.03%	(29.70)%	.59	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.43	%(e)	.93%	.87%	.08	%(e)

Expenses, excluding expense reductions	.43	%(e)	.93%	.88%	.08	%(e)

Net investment income	.05	%(e)	.29%	.77%	.04	%(e)

Supplemental Data:
Net assets, end of period (000)	$177,045		$73,742	$8,995	$10

Portfolio turnover rate	42.45	%(e)	88.13%	85.13%	63.23%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class I Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.04		$ 8.92	$13.79	$13.21	$12.19	$11.22

Investment operations:

Net investment income(a)	.02		.05	.11	.10	.12	.12

Net realized and unrealized gain (loss)	1.98		1.17	(3.92)	1.57	1.83	1.06

Total from investment operations	2.00		1.22	(3.81)	1.67	1.95	1.18

Distributions to shareholders from:

Net investment income	(.04)		(.10)	(.12)	(.12)	(.10)	(.10)

Net realized gain	–		–	(.94)	(.97)	(.83)	(.11)

Total distributions	(.04)		(.10)	(1.06)	(1.09)	(.93)	(.21)

Net asset value, end of period	$12.00		$10.04	$ 8.92	$13.79	$13.21	$12.19

Total Return(b)	19.94	%(c)	14.11%	(29.62)%	13.68%	16.87%	10.61%

Ratios to Average Net Assets:

Expenses, including expense reductions	.38	%(c)	.84%	.77%	.78%	.79%	.81%

Expenses, excluding expense reductions	.38	%(c)	.84%	.77%	.78%	.79%	.81%

Net investment income	.13	%(c)	.58%	.92%	.78%	.97%	.97%

Supplemental Data:
Net assets, end of period (000)	$152,078		$98,570	$54,483	$53,737	$3,880	$2,645

Portfolio turnover rate	42.45	%(c)	88.13%	85.13%	63.23%	63.84%	52.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class P Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$ 9.87		$8.75	$13.55	$13.03	$12.05	$11.12

Investment operations:

Net investment income (loss)(a)	(.01)		.01	.06	.07	.06	.06

Net realized and unrealized gain (loss)	1.96		1.16	(3.85)	1.51	1.82	1.05

Total from investment operations	1.95		1.17	(3.79)	1.58	1.88	1.11

Distributions to shareholders from:

Net investment income	–		(.05)	(.07)	(.09)	(.06)	(.07)

Net realized gain	–		–	(.94)	(.97)	(.84)	(.11)

Total distributions	–		(.05)	(1.01)	(1.06)	(.90)	(.18)

Net asset value, end of period	$11.82		$9.87	$ 8.75	$13.55	$13.03	$12.05

Total Return(b)	19.76	%(c)	13.59%	(29.98)%	13.08%	16.36%	10.09%

Ratios to Average Net Assets:

Expenses, including expense reductions	.60	%(c)	1.29%	1.22%	1.22%	1.24%	1.26%

Expenses, excluding expense reductions	.60	%(c)	1.29%	1.22%	1.22%	1.25%	1.26%

Net investment income (loss)	(.08	)%(c)	.17%	.49%	.53%	.49%	.47%

Supplemental Data:
Net assets, end of period (000)	$31,805		$29,361	$24,711	$48,641	$42,516	$13,279

Portfolio turnover rate	42.45	%(c)	88.13%	85.13%	63.23%	63.84%	52.24%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class R2 Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.89		$8.82	$13.69	$13.62

Investment operations:

Net investment income (loss)(b)	(.02)		(.01)	.05	–	(c)

Net realized and unrealized gain (loss)	1.96		1.17	(3.88)	.07

Total from investment operations	1.94		1.16	(3.83)	.07

Distributions to shareholders from:

Net investment income	–	(c)	(.09)	(.10)	–

Net realized gain	–		–	(.94)	–

Total distributions	–	(c)	(.09)	(1.04)	–

Net asset value, end of period	$11.83		$9.89	$ 8.82	$13.69

Total Return(d)	19.62	%(e)	13.44%	(29.98)%	.51	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.68	%(e)	1.42%	1.30%	.12	%(e)

Expenses, excluding expense reductions	.68	%(e)	1.42%	1.31%	.12	%(e)

Net investment income (loss)	(.17	)%(e)	(.14)%	.47%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$1,746		$1,187	$319	$10

Portfolio turnover rate	42.45	%(e)	88.13%	85.13%	63.23%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

FUNDAMENTAL EQUITY FUND

	Class R3 Shares
	Six Months Ended 4/30/2010 (unaudited)				9/28/2007(a) to 10/31/2007
			Year Ended 10/31
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.92		$8.82	$13.69	$13.62

Investment operations:

Net investment income (loss)(b)	(.01)		– (c)	.04	–	(c)

Net realized and unrealized gain (loss)	1.96		1.17	(3.86)	.07

Total from investment operations	1.95		1.17	(3.82)	.07

Distributions to shareholders from:

Net investment income	–	(c)	(.07)	(.11)	–

Net realized gain	–		–	(.94)	–

Total distributions	–	(c)	(.07)	(1.05)	–

Net asset value, end of period	$11.87		$9.92	$ 8.82	$13.69

Total Return(d)	19.66	%(e)	13.55%	(29.96)%	.51	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.63	%(e)	1.33%	1.26%	.11	%(e)

Expenses, excluding expense reductions	.63	%(e)	1.33%	1.26%	.11	%(e)

Net investment income (loss)	(.13	)%(e)	.05%	.37%	.01	%(e)

Supplemental Data:
Net assets, end of period (000)	$47,018		$28,510	$14,303	$10

Portfolio turnover rate	42.45	%(e)	88.13%	85.13%	63.23%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL CORE EQUITY FUND

	Class A Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.20		$ 8.68	$18.34	$15.23	$12.37	$10.42

Investment operations:

Net investment income(a)	.05		.08	.23	.17	.08	.09

Net realized and unrealized gain (loss)	.23		2.66	(8.23)	3.92	3.17	1.87

Total from investment operations	.28		2.74	(8.00)	4.09	3.25	1.96

Distributions to shareholders from:

Net investment income	(.08)		(.22)	(.13)	(.06)	(.05)	(.01)

Net realized gain	–		–	(1.53)	(.92)	(.34)	–

Total distributions	(.08)		(.22)	(1.66)	(.98)	(.39)	(.01)

Net asset value, end of period	$11.40		$11.20	$ 8.68	$18.34	$15.23	$12.37

Total Return(b)	2.48	%(c)	32.32%	(47.48)%	28.22%	26.86%	18.80%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.61	%(c)	1.55%	1.43%	1.40%	1.53%	1.66%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.61	%(c)	1.55%	1.42%	1.40%	1.52%	1.66%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.72	%(c)	1.55%	1.43%	1.41%	1.53%	1.66%

Net investment income	.41	%(c)	.92%	1.68%	1.02%	.55%	.79%

Supplemental Data:
Net assets, end of period (000)	$561,611		$574,731	$527,567	$1,082,308	$655,273	$235,563

Portfolio turnover rate	51.16	%(c)	132.22%	125.37%	122.32%	134.00%	100.87%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class B Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.02		$ 8.50	$18.00	$15.00	$12.24	$10.36

Investment operations:

Net investment income (loss)(a)	.01		.02	.14	.06	(.01)	.03

Net realized and unrealized gain (loss)	.23		2.62	(8.07)	3.86	3.13	1.85

Total from investment operations	.24		2.64	(7.93)	3.92	3.12	1.88

Distributions to shareholders from:

Net investment income	(.02)		(.12)	(.04)	– (b)	(.02)	–

Net realized gain	–		–	(1.53)	(.92)	(.34)	–

Total distributions	(.02)		(.12)	(1.57)	(.92)	(.36)	–

Net asset value, end of period	$11.24		$11.02	$ 8.50	$18.00	$15.00	$12.24

Total Return(c)	2.14	%(d)	31.46%	(47.80)%	27.39%	25.98%	18.15%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.94	%(d)	2.20%	2.08%	2.05%	2.18%	2.30%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.94	%(d)	2.20%	2.08%	2.05%	2.17%	2.30%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.05	%(d)	2.20%	2.08%	2.06%	2.18%	2.30%

Net investment income (loss)	.09	%(d)	.27%	1.02%	.36%	(.09)%	.22%

Supplemental Data:
Net assets, end of period (000)	$42,381		$43,492	$39,604	$82,699	$51,040	$17,472

Portfolio turnover rate	51.16	%(d)	132.22%	125.37%	122.32%	134.00%	100.87%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class C Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.04		$ 8.50	$18.00	$15.00	$12.24	$10.37

Investment operations:

Net investment income (loss)(a)	.01		.03	.14	.06	(.01)	.02

Net realized and unrealized gain (loss)	.23		2.62	(8.07)	3.86	3.13	1.85

Total from investment operations	.24		2.65	(7.93)	3.92	3.12	1.87

Distributions to shareholders from:

Net investment income	(.02)		(.11)	(.04)	– (b)	(.02)	–

Net realized gain	–		–	(1.53)	(.92)	(.34)	–

Total distributions	(.02)		(.11)	(1.57)	(.92)	(.36)	–

Net asset value, end of period	$11.26		$11.04	$ 8.50	$18.00	$15.00	$12.24

Total Return(c)	2.13	%(d)	31.52%	(47.82)%	27.39%	25.98%	18.03%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.94	%(d)	2.20%	2.08%	2.06%	2.18%	2.30%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.94	%(d)	2.20%	2.08%	2.06%	2.17%	2.30%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.05	%(d)	2.20%	2.08%	2.06%	2.18%	2.30%

Net investment income (loss)	.08	%(d)	.28%	1.01%	.37%	(.07)%	.19%

Supplemental Data:
Net assets, end of period (000)	$97,141		$105,557	$95,496	$216,646	$138,424	$44,240

Portfolio turnover rate	51.16	%(d)	132.22%	125.37%	122.32%	134.00%	100.87%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class F Shares
	Six Months Ended 4/30/2010 (unaudited)				9/28/2007(a) to 10/31/2007
			Year Ended 10/31
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.16		$ 8.68	$18.34	$17.65

Investment operations:

Net investment income (loss)(b)	.08		.16	.24	(.01)

Net realized and unrealized gain (loss)	.20		2.59	(8.19)	.70

Total from investment operations	.28		2.75	(7.95)	.69

Distributions to shareholders from:

Net investment income	(.10)		(.27)	(.18)	–

Net realized gain	–		–	(1.53)	–

Total distributions	(.10)		(.27)	(1.71)	–

Net asset value, end of period	$11.34		$11.16	$ 8.68	$18.34

Total Return(c)	2.56	%(d)	32.76%	(47.37)%	3.91	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(d)	1.27%	1.26%	.12	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.47	%(d)	1.27%	1.25%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.60	%(d)	1.27%	1.26%	.12	%(d)

Net investment income (loss)	.74	%(d)	1.73%	2.02%	(.06	)%(d)

Supplemental Data:
Net assets, end of period (000)	$20,850		$9,009	$1,869	$10

Portfolio turnover rate	51.16	%(d)	132.22%	125.37%	122.32%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class I Shares
	Six Months Ended 4/30/2010 (unaudited)
			Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.28		$ 8.77	$18.49	$15.33	$12.43	$10.45

Investment operations:

Net investment income(a)	.07		.13	.29	.25	.13	.12

Net realized and unrealized gain (loss)	.23		2.65	(8.30)	3.93	3.19	1.89

Total from investment operations	.30		2.78	(8.01)	4.18	3.32	2.01

Distributions to shareholders from:

Net investment income	(.11)		(.27)	(.18)	(.10)	(.08)	(.03)

Net realized gain	–		–	(1.53)	(.92)	(.34)	–

Total distributions	(.11)		(.27)	(1.71)	(1.02)	(.42)	(.03)

Net asset value, end of period	$11.47		$11.28	$ 8.77	$18.49	$15.33	$12.43

Total Return(b)	2.59	%(c)	32.86%	(47.30)%	28.67%	27.26%	19.23%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.44	%(c)	1.19%	1.07%	1.05%	1.19%	1.30%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.44	%(c)	1.19%	1.07%	1.05%	1.18%	1.30%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.19%	1.07%	1.06%	1.19%	1.30%

Net investment income	.60	%(c)	1.34%	2.05%	1.53%	.92%	1.01%

Supplemental Data:
Net assets, end of period (000)	$176,547		$167,574	$113,975	$259,354	$70,641	$11,952

Portfolio turnover rate	51.16	%(c)	132.22%	125.37%	122.32%	134.00%	100.87%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class P Shares
	Six Months Ended 4/30/2010 (unaudited)
			Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.13		$ 8.63	$18.30	$15.22	$12.36	$10.41

Investment operations:

Net investment income(a)	.04		.07	.23	.15	.08	.07

Net realized and unrealized gain (loss)	.23		2.64	(8.19)	3.91	3.16	1.88

Total from investment operations	.27		2.71	(7.96)	4.06	3.24	1.95

Distributions to shareholders from:

Net investment income	(.07)		(.21)	(.18)	(.06)	(.03)	–

Net realized gain	–		–	(1.53)	(.92)	(.35)	–

Total distributions	(.07)		(.21)	(1.71)	(.98)	(.38)	–

Net asset value, end of period	$11.33		$11.13	$ 8.63	$18.30	$15.22	$12.36

Total Return(b)	2.42	%(c)	32.29%	(47.56)%	28.07%	26.69%	18.73%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.67	%(c)	1.64%	1.52%	1.51%	1.63%	1.71%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.67	%(c)	1.64%	1.52%	1.51%	1.62%	1.71%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77	%(c)	1.64%	1.52%	1.51%	1.63%	1.71%

Net investment income	.36	%(c)	.78%	1.68%	.91%	.55%	.63%

Supplemental Data:
Net assets, end of period (000)	$1,559		$1,825	$1,135	$192	$66	$16

Portfolio turnover rate	51.16	%(c)	132.22%	125.37%	122.32%	134.00%	100.87%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class R2 Shares
	Six Months Ended 4/30/2010 (unaudited)				9/28/2007(a) to 10/31/2007
			Year Ended 10/31
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.20		$ 8.69	$18.33	$17.65

Investment operations:

Net investment income (loss)(b)	.12		.12	.27	(.01)

Net realized and unrealized gain (loss)	.16		2.65	(8.21)	.69

Total from investment operations	.28		2.77	(7.94)	.68

Distributions to shareholders from:

Net investment income	(.05)		(.26)	(.17)	–

Net realized gain	–		–	(1.53)	–

Total distributions	(.05)		(.26)	(1.70)	–

Net asset value, end of period	$11.43		$11.20	$ 8.69	$18.33

Total Return(c)	2.49	%(d)	32.77%	(47.24)%	3.85	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.64	%(d)	1.16%	1.17%	.14	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.64	%(d)	1.16%	1.16%	.14	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.80	%(d)	1.16%	1.17%	.14	%(d)

Net investment income (loss)	1.01	%(d)	1.33%	1.92%	(.08	)%(d)

Supplemental Data:
Net assets, end of period (000)	$172		$7	$5	$10

Portfolio turnover rate	51.16	%(d)	132.22%	125.37%	122.32%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL CORE EQUITY FUND

	Class R3 Shares
	Six Months Ended 4/30/2010 (unaudited)				9/28/2007(a) to 10/31/2007
			Year Ended 10/31
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.10		$ 8.65	$18.33	$17.65

Investment operations:

Net investment income (loss)(b)	.07		.06	.22	(.01)

Net realized and unrealized gain (loss)	.20		2.64	(8.20)	.69

Total from investment operations	.27		2.70	(7.98)	.68

Distributions to shareholders from:

Net investment income	(.08)		(.25)	(.17)	–

Net realized gain	–		–	(1.53)	–

Total distributions	(.08)		(.25)	(1.70)	–

Net asset value, end of period	$11.29		$11.10	$ 8.65	$18.33

Total Return(c)	2.45	%(d)	32.23%	(47.55)%	3.85	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.65	%(d)	1.68%	1.62%	.14	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.65	%(d)	1.68%	1.62%	.14	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.79	%(d)	1.68%	1.62%	.14	%(d)

Net investment income (loss)	.63	%(d)	.65%	1.79%	(.08	)%(d)

Supplemental Data:
Net assets, end of period (000)	$6,000		$1,439	$523	$10

Portfolio turnover rate	51.16	%(d)	132.22%	125.37%	122.32%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL DIVIDEND INCOME FUND

	Class A Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31/2009	6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$8.22		$6.29	$10.00

Investment operations:

Net investment income(b)	.16		.28	.16

Net realized and unrealized gain (loss)	.16		1.90	(3.74)

Total from investment operations	.32		2.18	(3.58)

Distributions to shareholders from:

Net investment income	(.13)		(.25)	(.13)

Net asset value, end of period	$8.41		$8.22	$ 6.29

Total Return(c)	3.77	%(d)	35.88%	(36.10	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.58	%(d)	1.35%	.48	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.58	%(d)	1.35%	.48	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70	%(d)	1.63%	.68	%(d)

Net investment income	1.88	%(d)	4.08%	1.98	%(d)

Supplemental Data:
Net assets, end of period (000)	$114,512		$52,935	$9,075

Portfolio turnover rate	40.86	%(d)	105.74%	53.94%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class C Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31/2009	6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$8.19		$6.28	$10.00

Investment operations:

Net investment income(b)	.13		.21	.09

Net realized and unrealized gain (loss)	.16		1.92	(3.68)

Total from investment operations	.29		2.13	(3.59)

Distributions to shareholders from:

Net investment income	(.11)		(.22)	(.13)

Net asset value, end of period	$8.37		$8.19	$ 6.28

Total Return(c)	3.50	%(d)	34.87%	(36.22	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.90	%(d)	1.98%	.68	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.90	%(d)	1.98%	.68	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.02	%(d)	2.26%	1.44	%(d)

Net investment income	1.56	%(d)	2.93%	1.23	%(d)

Supplemental Data:
Net assets, end of period (000)	$9,900		$4,376	$177

Portfolio turnover rate	40.86	%(d)	105.74%	53.94%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class F Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31/2009	6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$8.23		$6.29	$10.00

Investment operations:

Net investment income(b)	.18		.18	.15

Net realized and unrealized gain (loss)	.14		2.02	(3.72)

Total from investment operations	.32		2.20	(3.57)

Distributions to shareholders from:

Net investment income	(.14)		(.26)	(.14)

Net asset value, end of period	$8.41		$8.23	$ 6.29

Total Return(c)	3.89	%(d)	36.13%	(36.08	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45	%(d)	1.07%	.35	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.45	%(d)	1.07%	.35	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.39%	1.53	%(d)

Net investment income	2.16	%(d)	2.32%	1.91	%(d)

Supplemental Data:
Net assets, end of period (000)	$12,222		$1,772	$28

Portfolio turnover rate	40.86	%(d)	105.74%	53.94%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class I Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31/2009	6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$8.24		$6.29	$10.00

Investment operations:

Net investment income(b)	.17		.29	.19

Net realized and unrealized gain (loss)	.16		1.93	(3.76)

Total from investment operations	.33		2.22	(3.57)

Distributions to shareholders from:

Net investment income	(.14)		(.27)	(.14)

Net asset value, end of period	$8.43		$8.24	$ 6.29

Total Return(c)	4.04	%(d)	36.38%	(36.07	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.42	%(d)	.99%	.36	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.42	%(d)	.99%	.36	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.52	%(d)	1.28%	.54	%(d)

Net investment income	1.94	%(d)	4.13%	2.19	%(d)

Supplemental Data:
Net assets, end of period (000)	$256,872		$225,688	$83,413

Portfolio turnover rate	40.86	%(d)	105.74%	53.94%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R2 Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31/2009	6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$8.29		$6.30	$10.00

Investment operations:

Net investment income(b)	.16		.31	.18

Net realized and unrealized gain (loss)	.17		1.91	(3.76)

Total from investment operations	.33		2.22	(3.58)

Distributions to shareholders from:

Net investment income	(.12)		(.23)	(.12)

Net asset value, end of period	$8.50		$8.29	$ 6.30

Total Return(c)	3.98	%(d)	36.26%	(36.08	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.46	%(d)	.96%	.50	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.46	%(d)	.96%	.50	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.56	%(d)	1.27%	2.87	%(d)

Net investment income	1.88	%(d)	4.63%	2.07	%(d)

Supplemental Data:
Net assets, end of period (000)	$9		$9	$6

Portfolio turnover rate	40.86	%(d)	105.74%	53.94%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R3 Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31/2009	6/23/2008(a) to 10/31/2008
Per Share Operating Performance
Net asset value, beginning of period	$8.28		$6.30	$10.00

Investment operations:

Net investment income(b)	.17		.31	.18

Net realized and unrealized gain (loss)	.14		1.91	(3.75)

Total from investment operations	.31		2.22	(3.57)

Distributions to shareholders from:

Net investment income	(.12)		(.24)	(.13)

Net asset value, end of period	$8.47		$8.28	$ 6.30

Total Return(c)	3.80	%(d)	36.22%	(36.06	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.59	%(d)	.96%	.46	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.59	%(d)	.96%	.46	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.73	%(d)	1.27%	2.84	%(d)

Net investment income	2.03	%(d)	4.62%	2.10	%(d)

Supplemental Data:
Net assets, end of period (000)	$101		$9	$6

Portfolio turnover rate	40.86	%(d)	105.74%	53.94%
(a)	Commencement of investment operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

	Class A Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.70		$ 7.29	$19.81	$15.72	$11.97	$ 9.61

Investment operations:

Net investment income (loss)(a)	.01		.04	.09	.04	.05	(.01)

Net realized and unrealized gain (loss)	.99		3.42	(10.36)	4.07	3.70	2.37

Total from investment operations	1.00		3.46	(10.27)	4.11	3.75	2.36

Distributions to shareholders from:

Net investment income	(.09)		(.05)	(.08)	(.02)	–	–

Net realized gain	–		–	(2.17)	–	–	–

Total distributions	(.09)		(.05)	(2.25)	(.02)	–	–

Net asset value, end of period	$11.61		$10.70	$ 7.29	$19.81	$15.72	$11.97

Total Return(b)	9.34	%(c)	47.94%	(57.81)%	26.14%	31.33%	24.56%

Ratios to Average Net Assets:

Expenses, including expense reductions	.77	%(c)	1.77%	1.60%	1.56%	1.60%	1.74%

Expenses, excluding expense reductions	.77	%(c)	1.77%	1.61%	1.56%	1.60%	1.74%

Net investment income (loss)	.09	%(c)	.50%	.65%	.23%	.38%	(.11)%

Supplemental Data:
Net assets, end of period (000)	$96,062		$92,188	$67,815	$200,909	$148,996	$89,402

Portfolio turnover rate	46.06	%(c)	115.58%	130.51%	115.79%	98.16%	78.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class B Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.17		$ 6.92	$18.96	$15.12	$11.59	$ 9.37

Investment operations:

Net investment loss(a)	(.03)		(.01)	– (b)	(.07)	(.04)	(.08)

Net realized and unrealized gain (loss)	.94		3.26	(9.87)	3.91	3.57	2.30

Total from investment operations	.91		3.25	(9.87)	3.84	3.53	2.22

Distributions to shareholders from:

Net investment income	(.03)		–	–	–	–	–

Net realized gain	–		–	(2.17)	–	–	–

Total distributions	(.03)		–	(2.17)	–	–	–

Net asset value, end of period	$11.05		$10.17	$ 6.92	$18.96	$15.12	$11.59

Total Return(c)	8.92	%(d)	46.97%	(58.10)%	25.40%	30.46%	23.69%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.09	%(d)	2.42%	2.25%	2.21%	2.24%	2.38%

Expenses, excluding expense reductions	1.09	%(d)	2.42%	2.26%	2.21%	2.24%	2.39%

Net investment loss	(.24	)%(d)	(.15)%	(.01)%	(.43)%	(.30)%	(.76)%

Supplemental Data:
Net assets, end of period (000)	$15,791		$17,103	$14,192	$43,231	$36,642	$27,115

Portfolio turnover rate	46.06	%(d)	115.58%	130.51%	115.79%	98.16%	78.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class C Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008		2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.12		$ 6.88	$18.86		$15.05	$11.54	$ 9.32

Investment operations:

Net investment income (loss)(a)	(.03)		(.01)	–	(b)	(.07)	(.04)	(.08)

Net realized and unrealized gain (loss)	.93		3.25	(9.81)		3.88	3.55	2.30

Total from investment operations	.90		3.24	(9.81)		3.81	3.51	2.22

Distributions to shareholders from:

Net investment income	(.03)		–	–		–	–	–

Net realized gain	–		–	(2.17)		–	–	–

Total distributions	(.03)		–	(2.17)		–	–	–

Net asset value, end of period	$10.99		$10.12	$ 6.88		$18.86	$15.05	$11.54

Total Return(c)	8.84	%(d)	47.09%	(58.09)%		25.32%	30.42%	23.82%

Ratios to Average Net Assets:

Expenses, including expense reductions	1.09	%(d)	2.42%	2.25%		2.21%	2.24%	2.38%

Expenses, excluding expense reductions	1.09	%(d)	2.42%	2.26%		2.21%	2.25%	2.39%

Net investment income (loss)	(.24	)%(d)	(.14)%	.00	%(e)	(.40)%	(.27)%	(.75)%

Supplemental Data:
Net assets, end of period (000)	$20,432		$21,668	$15,297		$43,422	$30,673	$17,621

Portfolio turnover rate	46.06	%(d)	115.58%	130.51%		115.79%	98.16%	78.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class F Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.65		$ 7.28	$19.81	$18.82

Investment operations:

Net investment income(b)	.03		.09	.09	.01

Net realized and unrealized gain (loss)	.97		3.37	(10.31)	.98

Total from investment operations	1.00		3.46	(10.22)	.99

Distributions to shareholders from:

Net investment income	(.11)		(.09)	(.14)	–

Net realized gain	–		–	(2.17)	–

Total distributions	(.11)		(.09)	(2.31)	–

Net asset value, end of period	$11.54		$10.65	$ 7.28	$19.81

Total Return(c)	9.42	%(d)	48.36%	(57.70)%	5.26	%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.64	%(d)	1.49%	1.42%	.13	%(d)

Expenses, excluding expense reductions	.64	%(d)	1.49%	1.43%	.13	%(d)

Net investment income	.29	%(d)	1.00%	.84%	.03	%(d)

Supplemental Data:
Net assets, end of period (000)	$673		$384	$121	$11

Portfolio turnover rate	46.06	%(d)	115.58%	130.51%	115.79%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class I Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.96		$ 7.48	$20.29	$16.08	$12.21	$ 9.77

Investment operations:

Net investment income(a)	.03		.08	.14	.12	.11	.02

Net realized and unrealized gain (loss)	1.00		3.50	(10.64)	4.15	3.76	2.43

Total from investment operations	1.03		3.58	(10.50)	4.27	3.87	2.45

Distributions to shareholders from:

Net investment income	(.12)		(.10)	(.14)	(.06)	–	(.01)

Net realized gain	–		–	(2.17)	–	–	–

Total distributions	(.12)		(.10)	(2.31)	(.06)	–	(.01)

Net asset value, end of period	$11.87		$10.96	$ 7.48	$20.29	$16.08	$12.21

Total Return(b)	9.42	%(c)	48.47%	(57.66)%	26.67%	31.70%	25.06%

Ratios to Average Net Assets:

Expenses, including expense reductions	.59	%(c)	1.42%	1.27%	1.20%	1.25%	1.38%

Expenses, excluding expense reductions	.59	%(c)	1.42%	1.27%	1.21%	1.25%	1.39%

Net investment income	.28	%(c)	.87%	1.05%	.65%	.76%	.22%

Supplemental Data:
Net assets, end of period (000)	$206,382		$160,456	$110,838	$164,086	$149,509	$67,574

Portfolio turnover rate	46.06	%(c)	115.58%	130.51%	115.79%	98.16%	78.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class P Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$10.86		$ 7.36	$20.00	$15.89	$12.11	$ 9.71

Investment operations:

Net investment income (loss)(a)	.01		.03	.07	.02	.09	(.01)

Net realized and unrealized gain (loss)	.98		3.48	(10.46)	4.12	3.69	2.41

Total from investment operations	.99		3.51	(10.39)	4.14	3.78	2.40

Distributions to shareholders from:

Net investment income	(.07)		(.01)	(.08)	(.03)	–	–

Net realized gain	–		–	(2.17)	–	–	–

Total distributions	(.07)		(.01)	(2.25)	(.03)	–	–

Net asset value, end of period	$11.78		$10.86	$ 7.36	$20.00	$15.89	$12.11

Total Return(b)	9.18	%(c)	47.86%	(57.86)%	26.10%	31.21%	24.72%

Ratios to Average Net Assets:

Expenses, including expense reductions	.82	%(c)	1.87%	1.70%	1.65%	1.74%	1.69%

Expenses, excluding expense reductions	.82	%(c)	1.87%	1.71%	1.65%	1.74%	1.69%

Net investment income (loss)	.04	%(c)	.36%	.55%	.11%	.62%	(.06)%

Supplemental Data:
Net assets, end of period (000)	$775		$781	$834	$1,826	$1,489	$3

Portfolio turnover rate	46.06	%(c)	115.58%	130.51%	115.79%	98.16%	78.65%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class R2 Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.64		$ 7.24	$19.80	$18.82

Investment operations:

Net investment income (loss)(b)	–	(c)	.03	.06	–	(c)

Net realized and unrealized gain (loss)	.97		3.40	(10.32)	.98

Total from investment operations	.97		3.43	(10.26)	.98

Distributions to shareholders from:

Net investment income	(.08)		(.03)	(.13)	–

Net realized gain	–		–	(2.17)	–

Total distributions	(.08)		(.03)	(2.30)	–

Net asset value, end of period	$11.53		$10.64	$ 7.24	$19.80

Total Return(d)	9.16	%(e)	47.69%	(57.93)%	5.21	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.89	%(e)	1.97%	1.84%	.16	%(e)

Expenses, excluding expense reductions	.89	%(e)	1.97%	1.84%	.16	%(e)

Net investment income (loss)	(.03	)%(e)	.34%	.51%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$101		$91	$31	$11

Portfolio turnover rate	46.06	%(e)	115.58%	130.51%	115.79%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

	Class R3 Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/30/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$10.60		$ 7.27	$19.81	$18.82

Investment operations:

Net investment income(b)	.01		.01	.10	–	(c)

Net realized and unrealized gain (loss)	.97		3.41	(10.34)	.99

Total from investment operations	.98		3.42	(10.24)	.99

Distributions to shareholders from:

Net investment income	(.10)		(.09)	(.13)	–

Net realized gain	–		–	(2.17)	–

Total distributions	(.10)		(.09)	(2.30)	–

Net asset value, end of period	$11.48		$10.60	$ 7.27	$19.81

Total Return(d)	9.24	%(e)	47.75%	(57.77)%	5.26	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.84	%(e)	1.81%	1.52%	.15	%(e)

Expenses, excluding expense reductions	.84	%(e)	1.81%	1.52%	.15	%(e)

Net investment income	.07	%(e)	.14%	.81%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$1,611		$573	$22	$11

Portfolio turnover rate	46.06	%(e)	115.58%	130.51%	115.79%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights

LARGE CAP VALUE FUND

	Class A Shares
	Six Months Ended 4/30/2010 (unaudited)
			Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$8.61		$8.48	$15.47	$14.19	$12.38	$11.80

Investment operations:

Net investment income(a)	.02		.07	.14	.19	.17	.14

Net realized and unrealized gain (loss)	1.35		.20	(4.92)	1.58	2.05	.71

Total from investment operations	1.37		.27	(4.78)	1.77	2.22	.85

Distributions to shareholders from:

Net investment income	(.06)		(.14)	(.20)	(.17)	(.12)	(.11)

Net realized gain	–		–	(2.01)	(.32)	(.29)	(.16)

Total distributions	(.06)		(.14)	(2.21)	(.49)	(.41)	(.27)

Net asset value, end of period	$9.92		$8.61	$ 8.48	$15.47	$14.19	$12.38

Total Return(b)	15.83	%(c)	3.77%	(35.16)%	12.95%	18.40%	7.23%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.61	%(c)	1.16%	.95%	.95%	.95%	.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.61	%(c)	1.16%	.95%	.95%	.95%	.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.61	%(c)	1.27%	1.25%	1.16%	1.28%	1.50%

Net investment income	.18	%(c)	.87%	1.24%	1.30%	1.26%	1.14%

Supplemental Data:
Net assets, end of period (000)	$31,432		$27,444	$21,010	$28,538	$20,994	$13,763

Portfolio turnover rate	13.54	%(c)	103.30%	126.70%	109.22%	42.16%	54.12%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class B Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$8.47		$8.30	$15.18	$13.96	$12.19	$11.67

Investment operations:

Net investment income (loss)(a)	(.01)		.02	.07	.09	.08	.06

Net realized and unrealized gain (loss)	1.31		.22	(4.83)	1.56	2.03	.69

Total from investment operations	1.30		.24	(4.76)	1.65	2.11	.75

Distributions to shareholders from:

Net investment income	–	(b)	(.07)	(.11)	(.11)	(.04)	(.07)

Net realized gain	–		–	(2.01)	(.32)	(.30)	(.16)

Total distributions	–	(b)	(.07)	(2.12)	(.43)	(.34)	(.23)

Net asset value, end of period	$9.77		$8.47	$ 8.30	$15.18	$13.96	$12.19

Total Return(c)	15.39	%(d)	3.19%	(35.60)%	12.23%	17.65%	6.49%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.93	%(d)	1.79%	1.60%	1.60%	1.60%	1.60%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.93	%(d)	1.79%	1.60%	1.60%	1.60%	1.60%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.93	%(d)	1.91%	1.90%	1.81%	1.93%	2.11%

Net investment income (loss)	(.14	)%(d)	.30%	.59%	.65%	.60%	.49%

Supplemental Data:
Net assets, end of period (000)	$2,755		$2,558	$2,549	$4,005	$3,109	$1,749

Portfolio turnover rate	13.54	%(d)	103.30%	126.70%	109.22%	42.16%	54.12%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class C Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$8.47		$8.30	$15.19	$13.95	$12.20	$11.69

Investment operations:

Net investment income (loss)(a)	(.01)		.02	.06	.09	.08	.06

Net realized and unrealized gain (loss)	1.32		.23	(4.83)	1.57	2.02	.70

Total from investment operations	1.31		.25	(4.77)	1.66	2.10	.76

Distributions to shareholders from:

Net investment income	(.01)		(.08)	(.11)	(.10)	(.05)	(.09)

Net realized gain	–		–	(2.01)	(.32)	(.30)	(.16)

Total distributions	(.01)		(.08)	(2.12)	(.42)	(.35)	(.25)

Net asset value, end of period	$9.77		$8.47	$ 8.30	$15.19	$13.95	$12.20

Total Return(b)	15.47	%(c)	3.30%	(35.64)%	12.29%	17.58%	6.50%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.93	%(c)	1.81%	1.60%	1.60%	1.60%	1.60%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.93	%(c)	1.81%	1.60%	1.60%	1.60%	1.60%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.93	%(c)	1.91%	1.90%	1.81%	1.93%	2.18%

Net investment income (loss)	(.14	)%(c)	.22%	.58%	.65%	.61%	.46%

Supplemental Data:
Net assets, end of period (000)	$6,170		$5,654	$4,266	$6,643	$4,753	$3,155

Portfolio turnover rate	13.54	%(c)	103.30%	126.70%	109.22%	42.16%	54.12%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class F Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$8.58		$8.47	$15.47	$15.32

Investment operations:

Net investment income(b)	.02		.05	.17	.02

Net realized and unrealized gain (loss)	1.35		.23	(4.91)	.13

Total from investment operations	1.37		.28	(4.74)	.15

Distributions to shareholders from:

Net investment income	(.08)		(.17)	(.25)	–

Net realized gain	–		–	(2.01)	–

Total distributions	(.08)		(.17)	(2.26)	–

Net asset value, end of period	$9.87		$8.58	$ 8.47	$15.47

Total Return(c)	16.03	%(d)	4.00%	(35.00)%	.98	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.48	%(d)	1.03%	.68%	.06	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.48	%(d)	1.03%	.68%	.06	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.48	%(d)	1.05%	.98%	.07	%(d)

Net investment income	.25	%(d)	.62%	1.64%	.12	%(d)

Supplemental Data:
Net assets, end of period (000)	$616		$202	$27	$10

Portfolio turnover rate	13.54	%(d)	103.30%	126.70%	109.22%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class I Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$8.66		$8.54	$15.58	$14.27	$12.44	$11.85

Investment operations:

Net investment income(a)	.03		.10	.18	.24	.21	.17

Net realized and unrealized gain (loss)	1.36		.19	(4.96)	1.60	2.07	.72

Total from investment operations	1.39		.29	(4.78)	1.84	2.28	.89

Distributions to shareholders from:

Net investment income	(.09)		(.17)	(.25)	(.21)	(.15)	(.14)

Net realized gain	–		–	(2.01)	(.32)	(.30)	(.16)

Total distributions	(.09)		(.17)	(2.26)	(.53)	(.45)	(.30)

Net asset value, end of period	$9.96		$8.66	$ 8.54	$15.58	$14.27	$12.44

Total Return(b)	16.09	%(c)	4.16%	(34.99)%	13.40%	18.83%	7.58%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(c)	.79%	.60%	.60%	.60%	.60%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.79%	.60%	.60%	.60%	.60%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.43	%(c)	.92%	.90%	.81%	.93%	1.18%

Net investment income	.35	%(c)	1.35%	1.62%	1.67%	1.61%	1.37%

Supplemental Data:
Net assets, end of period (000)	$12,983		$11,207	$17,199	$22,423	$30,156	$19,576

Portfolio turnover rate	13.54	%(c)	103.30%	126.70%	109.22%	42.16%	54.12%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class P Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$8.64		$8.50	$15.49	$14.19	$12.38	$11.80

Investment operations:

Net investment income(a)	.01		.07	.13	.18	.15	.13

Net realized and unrealized gain (loss)	1.35		.20	(4.92)	1.59	2.05	.70

Total from investment operations	1.36		.27	(4.79)	1.77	2.20	.83

Distributions to shareholders from:

Net investment income	(.05)		(.13)	(.19)	(.15)	(.10)	(.09)

Net realized gain	–		–	(2.01)	(.32)	(.29)	(.16)

Total distributions	(.05)		(.13)	(2.20)	(.47)	(.39)	(.25)

Net asset value, end of period	$9.95		$8.64	$ 8.50	$15.49	$14.19	$12.38

Total Return(b)	15.78	%(c)	3.67%	(35.20)%	12.92%	18.23%	7.07%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.65	%(c)	1.23%	1.03%	1.04%	1.05%	1.05%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.65	%(c)	1.23%	1.03%	1.04%	1.05%	1.05%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.65	%(c)	1.34%	1.34%	1.26%	1.38%	1.52%

Net investment income	.14	%(c)	.90%	1.16%	1.21%	1.17%	1.06%

Supplemental Data:
Net assets, end of period (000)	$13		$11	$11	$17	$15	$13

Portfolio turnover rate	13.54	%(c)	103.30%	126.70%	109.22%	42.16%	54.12%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class R2 Shares
	3/24/2010(a) to 4/30/2010 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$9.73

Investment operations:

Net investment income(b)	–	(c)

Net realized and unrealized gain	.19

Total from investment operations	.19

Net asset value, end of period	$9.92

Total Return(d)	2.27	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.08	%(e)

Expenses, excluding expense reductions	.08	%(e)

Net investment income	.04	%(e)

Supplemental Data:
Net assets, end of period (000)	$10

Portfolio turnover rate	13.54	%(e)
(a)	Commencement of investment operations was 3/24/2010 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

LARGE CAP VALUE FUND

	Class R3 Shares
	3/24/2010(a) to 4/30/2010 (unaudited)
Per Share Operating Performance
Net asset value, beginning of period	$9.73

Investment operations:

Net investment loss(b)	–	(c)

Net realized and unrealized gain	.18

Total from investment operations	.18

Net asset value, end of period	$9.91

Total Return(d)	2.16	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.13	%(e)

Expenses, excluding expense reductions	.13	%(e)

Net investment loss	(.00	)%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$18

Portfolio turnover rate	13.54	%(e)
(a)	Commencement of investment operations was 3/24/2010 and SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%

See Notes to Financial Statements.

Financial Highlights

VALUE OPPORTUNITIES FUND

	Class A Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31			12/20/2005(a) to 10/31/2006
			2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.65		$ 9.91	$14.31	$12.43	$10.00

Investment operations:

Net investment income (loss)(b)	(.02)		(.04)	.04	.03	.01

Net realized and unrealized gain (loss)	3.05		1.80	(3.92)	2.23	2.42

Total from investment operations	3.03		1.76	(3.88)	2.26	2.43

Distributions to shareholders from:

Net investment income	–		(.02)	(.01)	– (c)	–

Net realized gain	–		–	(.51)	(.38)	–

Total distributions	–		(.02)	(.52)	(.38)	–

Net asset value, end of period	$14.68		$11.65	$ 9.91	$14.31	$12.43

Total Return(d)	26.01	%(e)	17.81%	(28.01)%	18.70%	24.30	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.64	%(e)	1.35%	1.34%	1.30%	1.11	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.64	%(e)	1.35%	1.33%	1.30%	1.11	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.64	%(e)	1.46%	1.44%	1.45%	1.73	%(f)

Net investment income (loss)	(.16	)%(e)	(.34)%	.33%	.19%	.14	%(f)

Supplemental Data:
Net assets, end of period (000)	$520,427		$250,435	$117,992	$145,765	$59,245

Portfolio turnover rate	40.59	%(e)	77.87%	83.92%	100.58%	296.82%
(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using the average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class B Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31			12/20/2005(a) to 10/31/2006
			2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.39		$ 9.74	$14.14	$12.37	$10.00

Investment operations:

Net investment loss(b)	(.06)		(.09)	(.04)	(.06)	(.06)

Net realized and unrealized gain (loss)	2.98		1.74	(3.85)	2.21	2.43

Total from investment operations	2.92		1.65	(3.89)	2.15	2.37

Distributions to shareholders from:

Net realized gain	–		–	(.51)	(.38)	–

Net asset value, end of period	$14.31		$11.39	$ 9.74	$14.14	$12.37

Total Return(c)	25.64	%(d)	16.94%	(28.40)%	17.87%	23.70	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.97	%(d)	2.00%	1.99%	1.94%	1.67	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.97	%(d)	2.00%	1.99%	1.94%	1.67	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.97	%(d)	2.12%	2.09%	2.09%	2.30	%(e)

Net investment loss	(.46	)%(d)	(.95)%	(.32)%	(.47)%	(.53	)%(e)

Supplemental Data:
Net assets, end of period (000)	$22,169		$18,739	$14,239	$14,681	$5,440

Portfolio turnover rate	40.59	%(d)	77.87%	83.92%	100.58%	296.82%
(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using the average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class C Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31			12/20/2005(a) to 10/31/2006
			2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.39		$ 9.74	$14.14	$12.37	$10.00

Investment operations:

Net investment loss(b)	(.06)		(.10)	(.04)	(.06)	(.06)

Net realized and unrealized gain (loss)	2.98		1.75	(3.85)	2.21	2.43

Total from investment operations	2.92		1.65	(3.89)	2.15	2.37

Distributions to shareholders from:

Net realized gain	–		–	(.51)	(.38)	–

Net asset value, end of period	$14.31		$11.39	$ 9.74	$14.14	$12.37

Total Return(c)	25.64	%(d)	17.06%	(28.47)%	17.87%	23.70	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.97	%(d)	2.00%	1.99%	1.94%	1.67	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.97	%(d)	2.00%	1.98%	1.94%	1.67	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.97	%(d)	2.11%	2.09%	2.10%	2.29	%(e)

Net investment loss	(.47	)%(d)	(.97)%	(.33)%	(.48)%	(.53	)%(e)

Supplemental Data:
Net assets, end of period (000)	$123,893		$79,527	$48,837	$59,609	$14,850

Portfolio turnover rate	40.59	%(d)	77.87%	83.92%	100.58%	296.82%
(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using the average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class F Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.62		$ 9.91	$14.31	$14.21

Investment operations:

Net investment income (loss)(b)	(.01)		(.02)	.06	–	(c)

Net realized and unrealized gain (loss)	3.06		1.78	(3.91)	.10

Total from investment operations	3.05		1.76	(3.85)	.10

Distributions to shareholders from:

Net investment income	–		(.05)	(.04)	–

Net realized gain	–		–	(.51)	–

Total distributions	–		(.05)	(.55)	–

Net asset value, end of period	$14.67		$11.62	$ 9.91	$14.31

Total Return(d)	26.14	%(e)	18.12%	(27.81)%	.70	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.52	%(e)	1.09%	1.09%	.10	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.52	%(e)	1.09%	1.09%	.10	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.52	%(e)	1.20%	1.21%	.14	%(e)

Net investment income (loss)	(.04	)%(e)	(.19)%	.50%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$107,303		$51,757	$4,157	$10

Portfolio turnover rate	40.59	%(e)	77.87%	83.92%	100.58%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using the average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class I Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31			12/20/2005(a) to 10/31/2006
			2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.70		$ 9.98	$14.39	$12.47	$10.00

Investment operations:

Net investment income(b)	–	(c)	– (c)	.08	.06	.05

Net realized and unrealized gain (loss)	3.08		1.78	(3.93)	2.26	2.42

Total from investment operations	3.08		1.78	(3.85)	2.32	2.47

Distributions to shareholders from:

Net investment income	–		(.06)	(.05)	(.02)	–

Net realized gain	–		–	(.51)	(.38)	–

Total distributions	–		(.06)	(.56)	(.40)	–

Net asset value, end of period	$14.78		$11.70	$ 9.98	$14.39	$12.47

Total Return(d)	26.22	%(e)	18.27%	(27.77)%	19.11%	24.70	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.47	%(e)	1.00%	.99%	.94%	.81	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.47	%(e)	1.00%	.98%	.94%	.81	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.47	%(e)	1.12%	1.08%	1.15%	1.53	%(f)

Net investment income	.02	%(e)	.03%	.67%	.46%	.53	%(f)

Supplemental Data:
Net assets, end of period (000)	$172,402		$121,462	$74,335	$55,045	$3,345

Portfolio turnover rate	40.59	%(e)	77.87%	83.92%	100.58%	296.82%
(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using the average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class P Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31			12/20/2005(a) to 10/31/2006
			2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$11.62		$ 9.88	$14.28	$12.42	$10.00

Investment operations:

Net investment income (loss)(b)	(.02)		(.04)	.03	– (c)	.02

Net realized and unrealized gain (loss)	3.04		1.78	(3.91)	2.24	2.40

Total from investment operations	3.02		1.74	(3.88)	2.24	2.42

Distributions to shareholders from:

Net investment income	–		–	(.01)	–	–

Net realized gain	–		–	(.51)	(.38)	–

Total distributions	–		–	(.52)	(.38)	–

Net asset value, end of period	$14.64		$11.62	$ 9.88	$14.28	$12.42

Total Return(d)	25.99	%(e)	17.61%	(28.04)%	18.54%	24.20	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.69	%(e)	1.45%	1.44%	1.39%	1.20	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.69	%(e)	1.45%	1.43%	1.39%	1.20	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.69	%(e)	1.57%	1.53%	1.57%	3.09	%(f)

Net investment income (loss)	(.19	)%(e)	(.39)%	.23%	.01%	.27	%(f)

Supplemental Data:
Net assets, end of period (000)	$4,150		$3,445	$2,905	$4,795	$12

Portfolio turnover rate	40.59	%(e)	77.87%	83.92%	100.58%	296.82%
(a)	Commencement of investment operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using the average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class R2 Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.59		$ 9.87	$14.30	$14.21

Investment operations:

Net investment income (loss)(b)	(.03)		(.09)	.01	–	(c)

Net realized and unrealized gain (loss)	3.04		1.81	(3.90)	.09

Total from investment operations	3.01		1.72	(3.89)	.09

Distributions to shareholders from:

Net investment income	–		–	(.03)	–

Net realized gain	–		–	(.51)	–

Total distributions	–		–	(.54)	–

Net asset value, end of period	$14.60		$11.59	$ 9.87	$14.30

Total Return(d)	25.86	%(e)	17.53%	(28.14)%	.63	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.77	%(e)	1.59%	1.58%	.12	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.77	%(e)	1.59%	1.58%	.12	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77	%(e)	1.68%	1.66%	.16	%(e)

Net investment income (loss)	(.26	)%(e)	(.83)%	.11%	(.02	)%(e)

Supplemental Data:
Net assets, end of period (000)	$1,907		$1,466	$33	$10

Portfolio turnover rate	40.59	%(e)	77.87%	83.92%	100.58%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using the average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

	Class R3 Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31		9/28/2007(a) to 10/31/2007
			2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.58		$ 9.87	$14.30	$14.21

Investment operations:

Net investment income (loss)(b)	(.03)		(.05)	.02	–	(c)

Net realized and unrealized gain (loss)	3.04		1.78	(3.90)	.09

Total from investment operations	3.01		1.73	(3.88)	.09

Distributions to shareholders from:

Net investment income	–		(.02)	(.04)	–

Net realized gain	–		–	(.51)	–

Total distributions	–		(.02)	(.55)	–

Net asset value, end of period	$14.59		$11.58	$ 9.87	$14.30

Total Return(d)	25.88	%(e)	17.69%	(28.08)%	.63	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.71	%(e)	1.49%	1.49%	.12	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.71	%(e)	1.49%	1.48%	.12	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.71	%(e)	1.61	1.58%	.16	%(e)

Net investment income (loss)	(.25	)%(e)	(.50)%	.19%	(.02	)%(e)

Supplemental Data:
Net assets, end of period (000)	$12,775		$4,227	$1,814	$10

Portfolio turnover rate	40.59	%(e)	77.87%	83.92%	100.58%
(a)	Commencement of investment operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using the average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following seven funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund” ), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett International Core Equity Fund (“International Core Equity Fund”), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”), Class A, B, C, F, I, R2 and R3 shares; Lord Abbett International Opportunities Fund (“International Opportunities Fund”), Class A, B, C, F, I, P, R2 and R3 shares; Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”), Class A, B, C, F, I, P, R2 and R3 shares; and Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”), Class A, B, C, F, I, P, R2 and R3 shares. As of the date of this report, Alpha Strategy Fund has not issued Class P shares and International Dividend Income Fund has not issued Class B shares. The Funds’ Class P shares are closed to substantially all new retirement and benefit plans and fee-based programs, with certain exceptions as set forth in the Funds’ prospectuses. Effective March 24, 2010, Class R2 and R3 shares of Large Cap Value Fund commenced investment operations. Effective March 31, 2010, each of the Funds of the Trust no longer offers Class B shares.

Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. International Dividend Income Fund’s and Large Cap Value Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended October 31, 2006 through October 31, 2009. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the funds’ 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments and foreign currency related transactions on each Fund’s Statement of Operations.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)

When-Issued or Forward Transactions–Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each

Notes to Financial Statements (unaudited)(continued)

Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and value of the security in determining its NAV. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing each Fund’s investments carried at value:

	Alpha Strategy Fund				Fundamental Equity Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$–	$–	$–	$–	$2,972,783	$–	$–	$2,972,783
Investments in Underlying Funds	758,430	–	–	758,430	–	–	–	–
Repurchase Agreement	–	1,350	–	1,350	–	65,131	–	65,131
Total	$758,430	$1,350	$–	$759,780	$2,972,783	$65,131	$–	$3,037,914

Notes to Financial Statements (unaudited)(continued)

	International Core Equity Fund				International Dividend Income Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$132,385	$735,864	$–	$868,249	$105,866	$268,952	$–	$374,818
Convertible Bond	–	–	–	–	–	694	–	694
Preferred Stocks	243	12,161	–	12,404	–	–	–	–
Repurchase Agreement	–	16,511	–	16,511	–	16,532	–	16,532
Total	$132,628	$764,536	$–	$897,164	$105,866	$286,178		$392,044
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$580,173	$–	$580,173	$–	$72,098	$–	$72,098
Liabilities	–	(2,809,878)	–	(2,809,878)		(329,090)	–	(329,090)
Total	$–	$(2,229,705)	$–	$(2,229,705)	$–	$(256,992)	$–	$(256,992)
* See Schedule of Investments for values in each industry.
	International Opportunities Fund				Large Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$26,975	$294,618	$11	$321,604	$52,362	$–	$–	$52,362
Preferred Stock	3,300	–	–	3,300	–	–	–	–
Repurchase Agreement	–	14,739	–	14,739	–	1,175	–	1,175
Total	$30,275	$309,357	$11	$339,643	$52,362	$1,175	$–	$53,537
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$321,064	$–	$321,064	$–	$–	$–	$–
Liabilities	–	(93,502)	–	(93,502)	–	–	–	–
Total	$–	$227,562	$–	$227,562	$–	$–	$–	$–

	Value Opportunities Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$918,787	$–	$–	$918,787
Preferred Stock	432	–	–	432
Repurchase Agreement	–	47,347	–	47,347
Total	$919,219	$47,347	$–	$966,566
*	See Schedule of Investments for values in each industry.

The following is a reconciliation of investment for unobservable inputs (Level 3) that were used in determining fair value:

International Opportunities Fund
Investment Type*	Balance as of November 1, 2009 (000)	Accrued discounts/ premiums (000)	Realized gain (loss) (000)	Change in unrealized appreciation (depreciation) (000)	Net purchase (sales) (000)	Net transfers in or out of Level 3 (000)	Balance as of April 30, 2010 (000)
Common Stocks	$–	$–	$–	$–	$11	$–	$11
*	See Schedule of Investments for values in each industry.

Notes to Financial Statements (unaudited)(continued)

(k)	Disclosures about Derivative Instruments and Hedging Activities–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the six months ended April 30, 2010 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on foreign currency exchange contracts.

As of April 30, 2010, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following forward foreign currency exchange contracts:

	Asset Derivatives(1)	Liability Derivatives(2)
International Core Equity Fund	$580,173	$2,809,878
International Dividend Income Fund	72,098	329,090
International Opportunities Fund	321,064	93,502

	Net Realized Gain (Loss)(3)	Change in Unrealized Appreciation/ Depreciation(4)	Average Notional Amounts*(5)
International Core Equity Fund	$(343,306)	$(4,446,069)	$113,412,039
International Dividend Income Fund	605,905	(54,958)	16,853,818
International Opportunities Fund	562,560	600,920	50,425,946
*	Calculated based on the notional amounts for the six months ended April 30, 2010.
(1)	Statement of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized gain on investments and foreign currency related transactions.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies.
(5)	Amount represents notional amounts in U.S. Dollars.

3. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

The management fee is based on each Fund’s average daily net assets at the following annual rates:

	Management Fee		Contractual Waiver
Alpha Strategy Fund	.10%		.10%	(1)
Fundamental Equity Fund	.54%	(2)	–
International Core Equity Fund	.75%	(3)	–
International Dividend Income Fund	.75%	(3)	–
International Opportunities Fund	.75%	(3)	–
Large Cap Value Fund	.40%	(4)	–
Value Opportunities Fund	.75%	(3)	–

(1)	Lord Abbett has contractually agreed to waive its management fee through February 28, 2011.
(2)	The management fee for Fundamental Equity Fund is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(3)

The management fee for International Core Equity Fund, International Dividend Income Fund, International Opportunities and Value Opportunities Fund is based on the average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(4)	The management fee for Large Cap Value Fund is based on the average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

For the period November 1, 2009 through February 26, 2010, Lord Abbett voluntarily agreed to reimburse the Alpha Strategy Fund to the extent necessary so that each class’ total annual operating expenses do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	1.60%
B	2.25%
C	2.25%
F	1.35%
I	1.25%
R2	1.85%
R3	1.75%

Effective February 27, 2010, the voluntary reimbursements for all classes of the Fund were discontinued.

For the period February 27, 2010 through February 28, 2011, Lord Abbett contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the International Core Equity Fund’s and International Opportunities Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annualized rate of .77% and 1.35%, respectively.

Notes to Financial Statements (unaudited)(continued)

For the period December 31, 2009 through February 26, 2010, Lord Abbett voluntarily agreed to reimburse the International Core Equity Fund and International Opportunities Fund to the extent necessary so that each class’ total annual operating expenses do not exceed the following annualized rates:

Class	International Core Equity Fund % of Average Daily Net Assets	International Opportunities Fund % of Average Daily Net Assets
A	1.12%	1.70%
B	1.77%	2.35%
C	1.77%	2.35%
F	.87%	1.45%
I	.77%	1.35%
P	1.22%	1.80%
R2	1.37%	1.95%
R3	1.27%	1.85%

For the period February 27, 2010 through February 28, 2011, Lord Abbett contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the International Dividend Income Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of .77%.

For the period November 1, 2009 through December 30, 2009, Lord Abbett contractually agreed to reimburse the International Dividend Income Fund to the extent necessary so that each class’ total annual operating expenses do not exceed the annualized rates below. For the period December 31, 2009 through February 26, 2010 Lord Abbett voluntarily agreed to reimburse International Dividend Income Fund to the extent necessary so that each class’ total annual operating expenses do not exceed the following annualized rates:

Class	Effective Date:
	November 1, 2009	December 31, 2009
	% of Average Daily Net Assets
A	1.35%	1.12%
C	2.00%	1.77%
F	1.10%	.87%
I	1.00%	.77%
R2	1.60%	1.37%
R3	1.50%	1.27%

For the period February 27, 2010 through February 28, 2011, Lord Abbett contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse the Value Opportunities Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annualized rate of 1.00%.

Notes to Financial Statements (unaudited)(continued)

For the period November 1, 2009 through February 26, 2010, Lord Abbett voluntarily agreed to reimburse the Value Opportunities Fund to the extent necessary so that each class’ total annual operating expenses do not exceed the following annualized rates:

Class	% of Average Daily Net Assets
A	1.35%
B	2.00%
C	2.00%
F	1.10%
I	1.00%
P	1.45%
R2	1.60%
R3	1.50%

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board of Trustees.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund’s average daily net assets.

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Developing Growth Fund, Inc.; Lord Abbett Blend Trust—Lord Abbett Small-Cap Blend Fund; Lord Abbett Research Fund, Inc.—Lord Abbett Small-Cap Value Fund; and Lord Abbett Securities Trust—Lord Abbett International Opportunities Fund, Lord Abbett Micro-Cap Growth Fund, Lord Abbett Micro-Cap Value Fund and Lord Abbett Value Opportunities Fund), pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on Alpha Strategy Fund’s Statement of Operations and Receivables from affiliates on Alpha Strategy Fund’s Statement of Assets and Liabilities.

In addition, Fundamental Equity Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust, Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust, and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2010, the percentages of Fundamental Equity Fund’s, International Core Equity Fund’s, International Dividend Income Fund’s, International Opportunities Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

Underlying Funds
Fund of Funds	Fundamental Equity Fund	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund
Alpha Strategy Fund	–	–	–	44.22%	7.78%
Balanced Strategy Fund	–	8.29%	45.69%	–	–
Diversified Equity Strategy Fund	.47%	1.93%	–	3.41%	1.53%
Diversified Income Strategy Fund	–	–	2.40%	–	–
Global Allocation Fund	.32%	.70%	9.90%	2.97%	–
Growth & Income Strategy Fund	1.69%	7.46%	6.58%	7.37%	2.73%

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A	Class B(1)	Class C	Class F	Class P(2)	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*	The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	International Dividend Income Fund has not issued Class B shares.
(2)	Fundamental Equity Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund and Value Opportunities Fund only.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2010:

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$185,298	$1,049,517
Fundamental Equity Fund	389,888	2,147,180
International Core Equity Fund	233,382	1,237,247
International Dividend Income Fund	224,049	1,212,298
International Opportunities Fund	19,322	105,530
Large Cap Value Fund	20,023	105,251
Value Opportunities Fund	168,025	951,308

Notes to Financial Statements (unaudited)(continued)

Distributor received the following amount of CDSCs for the six months ended April 30, 2010:

	Class A	Class C
Alpha Strategy Fund	$1,591	$16,200
Fundamental Equity Fund	5,939	26,756
International Core Equity Fund	3,238	9,433
International Dividend Income Fund	200	880
International Opportunities Fund	1,428	3,160
Large Cap Value Fund	–	1,209
Value Opportunities Fund	1,104	12,071

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4. DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Dividend Income Fund and annually for Alpha Strategy Fund, Fundamental Equity Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2010 and the fiscal year ended October 31, 2009 was as follows:

	Alpha Strategy Fund		Fundamental Equity Fund
	Six Months Ended 4/30/2010 (unaudited)	Year Ended 10/31/2009	Six Months Ended 4/30/2010 (unaudited)	Year Ended 10/31/2009
Distributions paid from:
Ordinary income	$622,188	$601,507	$1,343,639	$11,805,136
Net long-term capital gains	–	31,893,275	–	–
Total distributions paid	$622,188	32,494,782	$1,343,639	11,805,136

	International Core Equity Fund		International Dividend Income Fund
	Six Months Ended 4/30/2010 (unaudited)	Year Ended 10/31/2009	Six Months Ended 4/30/2010 (unaudited)	Year Ended 10/31/2009
Distributions paid from:
Ordinary income	$5,933,598	$18,470,575	$5,529,392	$6,225,107
Total distributions paid	$5,933,598	$18,470,575	$5,529,392	$6,225,107

Notes to Financial Statements (unaudited)(continued)

	International Opportunities Fund		Large Cap Value Fund
	Six Months Ended 4/30/2010 (unaudited)	Year Ended 10/31/2009	Six Months Ended 4/30/2010 (unaudited)	Year Ended 10/31/2009
Distributions paid from:
Ordinary income	$2,596,583	$1,905,403	$302,067	$774,794
Total distributions paid	$2,596,583	$1,905,403	$302,067	$774,794

	Value Opportunities Fund
	Six Months Ended 4/30/2010 (unaudited)	Year Ended 10/31/2009
Distributions paid from:
Ordinary income	$–	$669,135
Total distributions paid	$–	$669,135

As of October 31, 2009 the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Total
Alpha Strategy Fund	$–	$13,821,425	$13,821,425
Fundamental Equity Fund	31,731,174	294,963,737	326,694,911
International Core Equity Fund	176,974,698	232,476,425	409,451,123
International Dividend Income Fund	15,359,509	13,643,708	29,003,217
International Opportunities Fund	69,722,729	68,783,722	138,506,451
Large Cap Value Fund	5,849,092	13,948,402	19,797,494
Value Opportunities Fund	25,015,914	30,098,482	55,114,396

As of April 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund
Tax cost	$746,362,250	$2,524,552,444	$818,295,574
Gross unrealized gain	31,810,663	536,338,537	111,503,241
Gross unrealized loss	(18,392,870)	(22,976,598)	(32,634,594)
Net unrealized security gain	$13,417,793	$513,361,939	$78,868,647

	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund
Tax cost	$372,623,838	$304,016,462	$44,912,716
Gross unrealized gain	28,021,360	44,830,531	9,545,585
Gross unrealized loss	(8,601,365)	(9,204,442)	(921,302)
Net unrealized security gain	$19,419,995	$35,626,089	$8,624,283

Notes to Financial Statements (unaudited)(continued)

Value Opportunities Fund
Tax cost	$800,148,568
Gross unrealized gain	168,198,490
Gross unrealized loss	(1,781,038)
Net unrealized security gain	$166,417,452

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2010 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$105,242,220	$–
Fundamental Equity Fund	1,163,053,210	1,154,675,238
International Core Equity Fund	468,125,312	447,218,407
International Dividend Income Fund	230,941,530	131,033,274
International Opportunities Fund	158,348,068	136,769,271
Large Cap Value Fund	6,600,620	8,310,371
Value Opportunities Fund	537,099,262	293,478,062

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2010.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with the Funds’ transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of

Notes to Financial Statements (unaudited)(continued)

investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in Other expenses on the Funds’ Statement of Operations. In connection with the renewal, the Funds paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of April 30, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2010.

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Alpha Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the six months ended April 30, 2010:

Affiliated Issuer	Balance of Shares Held at 10/31/2009	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2010	Value at 4/30/2010	Net Realized Gain (Loss) 11/1/2009 to 4/30/2010	Dividend Income 11/1/2009 to 4/30/2010
Lord Abbett Developing Growth Fund – Class I	7,156,495	1,084,357	–	8,240,852	$150,890,004	$–	$–
Lord Abbett Securities Trust – International Opportunities Fund – Class I	10,433,369	2,490,054	–	12,923,423	153,401,029	–	1,225,921
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	4,337,360	911,376	–	5,248,736	76,264,133	–	–
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	2,756,555	418,867	–	3,175,422	75,130,479	–	–
Lord Abbett Blend Trust – Small-Cap Blend Fund – Class I	4,158,858	816,281	–	4,975,139	75,074,852	–	–
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund– Class I	4,433,179	581,475	–	5,014,654	151,843,732	–	–
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	4,420,868	709,455	–	5,130,323	75,826,176	–	–
					$758,430,405	$–	$1,225,921

11.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest.

Notes to Financial Statements (unaudited)(continued)

Large company value stocks, in which each of the Fundamental Equity Fund and Large Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although Fundamental Equity Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities, the securities of large foreign companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Dividend Income Fund is also subject to the risks of investing in foreign securities, dividend yielding stocks, and derivatives. Foreign securities may pose greater risks than domestic securities, including price fluctuations and higher transaction costs. These risks are generally greater for securities issued by companies in emerging market companies. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. The International Dividend Income Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices. The International Dividend Income Fund may invest a significant portion of its assets in small and mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies.

International Opportunities Fund is also subject to the risks of investing in foreign securities, the securities of small-cap companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Due to their investments in multinational and foreign companies, Fundamental Equity Fund, Large Cap Value Fund, Value Opportunities Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

12.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,679,517	$91,772,891	6,134,543	$90,088,436
Converted from Class B*	92,144	1,767,671	201,504	2,916,309
Reinvestment of distributions	19,835	378,454	1,321,508	17,034,232
Shares reacquired	(3,665,820)	(69,355,613)	(6,957,086)	(94,605,166)
Increase	1,125,676	$24,563,403	700,469	$15,433,811

Class B Shares
Shares sold	194,500	$3,541,494	381,441	$5,314,140
Reinvestment of distributions	–	–	162,722	2,007,994
Shares reacquired	(199,782)	(3,711,727)	(513,232)	(6,983,338)
Converted to Class A*	(96,918)	(1,767,671)	(211,115)	(2,916,309)
Decrease	(102,200)	$(1,937,904)	(180,184)	$(2,577,513)

Class C Shares
Shares sold	1,961,970	$36,259,259	2,828,222	$39,855,844
Reinvestment of distributions	–	–	561,079	6,873,183
Shares reacquired	(1,267,214)	(23,078,056)	(2,395,699)	(32,485,453)
Increase	694,756	$13,181,203	993,602	$14,243,574

Class F Shares
Shares sold	3,331,530	$63,672,088	1,914,446	$24,255,190
Reinvestment of distributions	1,801	34,257	37,363	480,117
Shares reacquired	(415,139)	(8,127,213)	(662,384)	(9,619,910)
Increase	2,918,192	$55,579,132	1,289,425	$15,115,397

Class I Shares
Shares sold	448,245	$8,436,749	232,220	$3,715,597
Reinvestment of distributions	3,736	71,480	53,659	693,275
Shares reacquired	(52,019)	(1,038,923)	(134,927)	(1,968,504)
Increase	399,962	$7,469,306	150,952	$2,440,368

Class R2 Shares
Shares sold	49,792	$953,245	62,872	$894,155
Reinvestment of distributions	–	–	78	997
Shares reacquired	(16,590)	(319,645)	(15,592)	(249,563)
Increase	33,202	$633,600	47,358	$645,589

Class R3 Shares
Shares sold	559,800	$10,972,101	357,956	$5,358,592
Reinvestment of distributions	176	3,337	10,919	139,986
Shares reacquired	(86,121)	(1,649,665)	(215,600)	(3,209,208)
Increase	473,855	$9,325,773	153,275	$2,289,370
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	16,009,001	$178,756,410	51,399,510	$443,253,427
Converted from Class B*	718,552	8,044,954	1,479,090	12,747,878
Reinvestment of distributions	59,840	632,507	1,370,253	10,208,081
Shares reacquired	(25,720,537)	(283,245,547)	(59,197,714)	(505,806,639)
Decrease	(8,933,144)	$(95,811,676)	(4,948,861)	$(39,597,253)

Class B Shares
Shares sold	888,505	$9,361,019	3,133,740	$26,257,342
Shares reacquired	(1,802,182)	(19,336,202)	(4,715,040)	(39,245,458)
Converted to Class A*	(749,860)	(8,044,954)	(1,537,256)	(12,747,878)
Decrease	(1,663,537)	$(18,020,137)	(3,118,556)	$(25,735,994)

Class C Shares
Shares sold	5,937,564	$63,603,209	12,872,299	$107,883,035
Shares reacquired	(5,425,719)	(57,336,763)	(11,634,515)	(95,242,571)
Increase	511,845	$6,266,446	1,237,784	$12,640,464

Class F Shares
Shares sold	8,632,549	$94,465,660	7,622,241	$61,747,840
Reinvestment of distributions	8,302	87,339	10,116	74,957
Shares reacquired	(1,173,539)	(13,124,031)	(1,243,011)	(11,396,340)
Increase	7,467,312	$81,428,968	6,389,346	$50,426,457

Class I Shares
Shares sold	3,623,183	$38,330,137	4,172,835	$38,457,362
Reinvestment of distributions	42,088	446,140	85,145	636,029
Shares reacquired	(810,994)	(8,965,678)	(550,619)	(4,802,063)
Increase	2,854,277	$29,810,599	3,707,361	$34,291,328

Class P Shares
Shares sold	236,906	$2,601,699	911,554	$7,936,373
Reinvestment of distributions	–	–	19,795	146,090
Shares reacquired	(519,020)	(5,700,969)	(781,451)	(6,822,834)
Increase (decrease)	(282,114)	$(3,099,270)	149,898	$1,259,629

Class R2 Shares
Shares sold	41,904	$471,939	96,391	$894,082
Reinvestment of distributions	–	–	39	286
Shares reacquired	(14,243)	(156,933)	(12,619)	(118,199)
Increase	27,661	$315,006	83,811	$776,169

Class R3 Shares
Shares sold	2,837,989	$31,534,475	2,010,749	$17,782,233
Reinvestment of distributions	114	1,200	12,467	92,509
Shares reacquired	(1,750,643)	(19,921,209)	(771,110)	(6,842,432)
Increase	1,087,460	$11,614,466	1,252,106	$11,032,310
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

International Core Equity Fund	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	6,024,985	$69,484,842	11,457,512	$104,342,340
Converted from Class B*	123,145	1,413,751	157,022	1,442,178
Reinvestment of distributions	336,742	3,822,022	1,435,494	12,345,339
Shares reacquired	(8,532,047)	(97,981,292)	(22,505,710)	(194,870,294)
Decrease	(2,047,175)	$(23,260,677)	(9,455,682)	$(76,740,437)

Class B Shares
Shares sold	399,196	$4,551,358	753,091	$6,903,792
Reinvestment of distributions	5,198	58,333	54,865	466,907
Shares reacquired	(455,770)	(5,184,130)	(1,361,208)	(11,606,108)
Converted to Class A*	(124,832)	(1,413,751)	(159,207)	(1,442,178)
Decrease	(176,208)	$(1,988,190)	(712,459)	$(5,677,587)

Class C Shares
Shares sold	924,058	$10,555,368	1,655,820	$14,870,289
Reinvestment of distributions	10,476	117,743	106,613	908,341
Shares reacquired	(1,870,014)	(21,211,832)	(3,430,021)	(29,297,488)
Decrease	(935,480)	$(10,538,721)	(1,667,588)	$(13,518,858)

Class F Shares
Shares sold	1,220,825	$13,526,633	1,159,160	$8,775,635
Reinvestment of distributions	2,217	25,002	5,971	51,055
Shares reacquired	(192,150)	(2,195,874)	(573,057)	(5,447,736)
Increase	1,030,892	$11,355,761	592,074	$3,378,954

Class I Shares
Shares sold	1,542,263	$17,772,001	2,470,983	$19,382,783
Reinvestment of distributions	145,795	1,662,058	429,596	3,707,412
Shares reacquired	(1,147,233)	(13,230,657)	(1,047,383)	(10,590,728)
Increase	540,825	$6,203,402	1,853,196	$12,499,467

Class P Shares
Shares sold	25,260	$292,117	75,967	$710,294
Reinvestment of distributions	363	4,096	1,231	10,525
Shares reacquired	(52,021)	(605,176)	(44,791)	(398,248)
Increase (decrease)	(26,398)	$(308,963)	32,407	$322,571

Class R2 Shares
Shares sold	14,490	$167,605	1.507	$11
Reinvestment of distributions	3	31	19.000	163
Shares reacquired	(94)	(1,093)	–	–
Increase	14,399	$166,543	20.507	$174
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

International Core Equity Fund	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	449,014	$5,162,214	82,929	$814,089
Reinvestment of distributions	965	10,850	1,950	16,631
Shares reacquired	(48,072)	(543,622)	(15,683)	(144,601)
Increase	401,907	$4,629,442	69,196	$686,119

International Dividend Income Fund	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,917,851	$67,500,928	6,187,695	$40,072,677
Reinvestment of distributions	132,123	1,116,835	143,508	963,469
Shares reacquired	(865,626)	(7,352,872)	(1,337,852)	(8,943,114)
Increase	7,184,348	$61,264,891	4,993,351	$32,093,032

Class C Shares
Shares sold	764,136	$6,513,294	563,447	$4,186,021
Reinvestment of distributions	6,721	56,606	4,915	34,075
Shares reacquired	(121,967)	(1,029,195)	(62,292)	(425,344)
Increase	648,890	$5,540,705	506,070	$3,794,752

Class F Shares
Shares sold	1,272,458	$10,767,964	211,331	$1,760,333
Reinvestment of distributions	3,568	30,215	612	4,508
Shares reacquired	(38,601)	(326,216)	(1,178)	(9,830)
Increase	1,237,425	$10,471,963	210,765	$1,755,011

Class I Shares
Shares sold	3,013,858	$25,538,202	13,777,377	$100,789,931
Reinvestment of distributions	479,752	4,054,706	738,695	5,046,126
Shares reacquired	(395,670)	(3,429,497)	(381,653)	(2,410,691)
Increase	3,097,940	$26,163,411	14,134,419	$103,425,366

Class R2 Shares
Shares sold	–	$–	2	$12
Reinvestment of distributions	15	125	36	238
Increase	15	$125	38	$250

Class R3 Shares
Shares sold	10,827	$95,912	–	$–
Reinvestment of distributions	77	661	38	244
Shares reacquired	– †	(1)	–	–
Increase	10,904	$96,572	38	$244
†	Amount is less than 1 share.

Notes to Financial Statements (unaudited)(continued)

International Opportunities Fund	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	1,036,666	$11,602,531	2,016,527	$17,839,415
Converted from Class B*	56,013	627,817	116,385	948,224
Reinvestment of distributions	63,476	705,227	68,847	445,448
Shares reacquired	(1,491,999)	(16,664,932)	(2,892,248)	(23,136,675)
Decrease	(335,844)	$(3,729,357)	(690,489)	$(3,903,588)

Class B Shares
Shares sold	121,050	$1,289,388	301,394	$2,374,060
Reinvestment of distributions	3,849	40,822	–	–
Shares reacquired	(318,763)	(3,406,298)	(549,813)	(4,098,210)
Converted to Class A*	(58,738)	(627,817)	(122,032)	(948,224)
Decrease	(252,602)	$(2,703,905)	(370,451)	$(2,672,374)

Class C Shares
Shares sold	204,578	$2,174,431	608,125	$4,998,326
Reinvestment of distributions	6,303	66,497	–	–
Shares reacquired	(492,565)	(5,200,004)	(690,038)	(5,285,044)
Decrease	(281,684)	$(2,959,076)	(81,913)	$(286,718)

Class F Shares
Shares sold	32,063	$351,170	38,933	$237,490
Reinvestment of distributions	74	813	236	1,515
Shares reacquired	(9,845)	(111,905)	(19,804)	(142,238)
Increase	22,292	$240,078	19,365	$96,767

Class I Shares
Shares sold	2,848,059	$32,939,534	1,233,439	$9,367,655
Reinvestment of distributions	152,278	1,728,360	217,249	1,433,868
Shares reacquired	(258,485)	(2,924,896)	(1,614,453)	(12,294,449)
Increase (decrease)	2,741,852	$31,742,998	(163,765)	$(1,492,926)

Class P Shares
Shares sold	4,243	$48,695	33,557	$270,694
Reinvestment of distributions	468	5,290	121	797
Shares reacquired	(10,892)	(123,976)	(75,045)	(567,443)
Decrease	(6,181)	$(69,991)	(41,367)	$(295,952)

Class R2 Shares
Shares sold	3,320	$37,072	4,260	$34,443
Reinvestment of distributions	35	381	21	136
Shares reacquired	(3,125)	(34,155)	(1)	(12)
Increase	230	$3,298	4,280	$34,567
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

International Opportunities Fund	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	114,012	$1,265,898	55,046	$528,609
Reinvestment of distributions	521	5,737	43	272
Shares reacquired	(28,166)	(309,079)	(4,092)	(39,454)
Increase	86,367	$962,556	50,997	$489,427

Large Cap Value Fund	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	489,730	$4,606,665	2,270,537	$16,742,122
Converted from Class B*	15,421	140,588	46,132	268,277
Reinvestment of distributions	17,821	161,815	48,015	307,292
Shares reacquired	(538,727)	(4,980,053)	(1,656,869)	(12,156,670)
Increase (decrease)	(15,755)	$(70,985)	707,815	$5,161,021

Class B Shares
Shares sold	48,821	$442,828	184,946	$1,351,414
Reinvestment of distributions	95	855	2,798	17,715
Shares reacquired	(53,537)	(487,062)	(146,028)	(1,099,097)
Converted to Class A*	(15,628)	(140,588)	(46,722)	(268,277)
Increase (decrease)	(20,249)	$(183,967)	(5,006)	$1,755

Class C Shares
Shares sold	104,182	$952,226	465,416	$3,393,055
Reinvestment of distributions	624	5,600	5,005	31,685
Shares reacquired	(140,648)	(1,290,308)	(317,027)	(2,267,552)
Increase (decrease)	(35,842)	$(332,482)	153,394	$1,157,188

Class F Shares
Shares sold	41,669	$391,803	47,940	$273,729
Reinvestment of distributions	22	202	85	541
Shares reacquired	(2,888)	(25,996)	(27,622)	(213,638)
Increase	38,803	$366,009	20,403	$60,632

Class I Shares
Shares sold	6,499	$60,438	93,820	$726,442
Reinvestment of distributions	10,563	96,228	50,216	322,389
Shares reacquired	(7,049)	(64,682)	(863,890)	(6,919,474)
Increase (decrease)	10,013	$91,984	(719,854)	$(5,870,643)

Class P Shares
Shares sold	–	$–	3,017	$20,017
Reinvestment of distributions	7	65	26	165
Shares reacquired	–	–	(3,017)	(20,181)
Increase	7	$65	26	$1
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

	Period Ended April 30, 2010† (unaudited)
Class R2 Shares	Shares	Amount
Shares sold	1,030	$10,025
Increase	1,030	$10,025

Class R3 Shares
Shares sold	1,818	$17,909
Shares reacquired	(4)	(42)
Increase	1,814	$17,867

Value Opportunities Fund	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	20,668,663	$263,694,222	15,033,434	$155,146,021
Converted from Class B*	224,497	3,015,252	104,115	1,125,952
Reinvestment of distributions	–	–	20,748	168,887
Shares reacquired	(6,953,809)	(91,946,345)	(5,556,148)	(51,508,434)
Increase	13,939,351	$174,763,129	9,602,149	$104,932,426

Class B Shares
Shares sold	303,078	$3,885,511	612,819	$6,159,989
Shares reacquired	(376,612)	(2,157,511)	(323,362)	(3,154,107)
Converted to Class A*	(23,006)	(3,015,252)	(106,295)	(1,125,952)
Increase (decrease)	(96,540)	$(1,287,252)	183,162	$1,879,930

Class C Shares
Shares sold	2,303,043	$30,074,778	3,237,174	$32,445,721
Shares reacquired	(629,621)	(8,073,059)	(1,269,100)	(12,041,955)
Increase	1,673,422	$22,001,719	1,968,074	$20,403,766

Class F Shares
Shares sold	3,479,080	$46,116,677	4,946,349	$46,706,575
Reinvestment of distributions	–	–	3,577	28,977
Shares reacquired	(619,089)	(8,214,070)	(916,410)	(9,301,234)
Increase	2,859,991	$37,902,607	4,033,516	$37,434,318

Class I Shares
Shares sold	1,405,898	$18,756,404	3,415,208	$35,612,849
Reinvestment of distributions	–	–	52,227	425,647
Shares reacquired	(120,471)	(1,608,677)	(539,840)	(4,773,253)
Increase	1,285,427	$17,147,727	2,927,595	$31,265,243
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†	For the period March 24, 2010 (commencement of investment operations) to April 30, 2010.

Notes to Financial Statements (unaudited)(concluded)

Value Opportunities Fund	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	39,870	$527,968	70,542	$694,038
Shares reacquired	(52,904)	(680,741)	(68,051)	(640,707)
Increase (decrease)	(13,034)	$(152,773)	2,491	$53,331

Class R2 Shares
Shares sold	40,630	$536,170	128,459	$1,311,975
Shares reacquired	(36,461)	(462,288)	(5,322)	(58,898)
Increase	4,169	$73,882	123,137	$1,253,077

Class R3 Shares
Shares sold	630,871	$8,061,156	261,097	$2,701,307
Reinvestment of distributions	–	–	163	1,323
Shares reacquired	(120,289)	(1,621,156)	(79,938)	(811,157)
Increase	510,582	$6,440,000	181,322	$1,891,473

13.    SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Funds’ financial statements.

14.    RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by Accounting Standards Codification (“ASC”) Topic 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Funds’ financial statement disclosures.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2010, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. — Class I	19.89%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class I	20.23%
Lord Abbett Securities Trust – Lord Abbett Micro-Cap Growth Fund – Class I	10.05%
Lord Abbett Securities Trust – Lord Abbett Micro-Cap Value Fund – Class I	9.91%
Lord Abbett Blend Trust – Lord Abbett Small-Cap Blend Fund – Class I	9.90%
Lord Abbett Research Fund, Inc. – Lord Abbett Small-Cap Value Fund – Class I	20.02%
Lord Abbett Securities Trust – Lord Abbett Value Opportunities Fund – Class I	10.00%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2010, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Thoratec Corp.	2.01%
Deckers Outdoor Corp.	1.72%
NetLogic Microsystems, Inc.	1.67%
SuccessFactors, Inc.	1.63%
OpenTable, Inc.	1.62%
Atheros Communications, Inc.	1.60%
Aruba Networks, Inc.	1.59%
Imax Corp.	1.53%
Cavium Networks, Inc.	1.47%
Constant Contact, Inc.	1.40%

Holdings by Sector*	% of Investments
Consumer Discretionary	22.50%
Energy	3.33%
Financials	9.68%
Health Care	19.53%
Industrials	9.88%
Information Technology	31.66%
Materials	2.33%
Short-Term Investment	1.09%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Rheinmetall AG	1.68%
Nippon Electric Glass Co., Ltd.	1.64%
Tomkins plc	1.61%
Metropolitan Bank & Trust Co.	1.57%
Schroders plc	1.54%
PT Bank Negara Indonesia Persero Tbk	1.51%
Equinox Minerals Ltd.	1.50%
easyJet plc	1.48%
Symrise GmbH & Co. AG	1.47%
Sumitomo Heavy Industries Ltd.	1.47%

Holdings by Sector*	% of Investments
Consumer Discretionary	21.20%
Consumer Staples	8.19%
Energy	5.04%
Financials	12.49%
Health Care	4.93%
Industrials	19.21%
Information Technology	10.29%
Materials	9.27%
Telecommunication Services	0.48%
Utilities	4.56%
Short-Term Investment	4.34%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
NxStage Medical, Inc.	2.38%
DexCom, Inc.	2.14%
OpenTable, Inc.	2.08%
IMAX Corp.	1.98%
Westport Innovations, Inc.	1.85%
Constant Contact, Inc.	1.84%
STR Holdings, Inc.	1.76%
Renesola Ltd. ADR	1.73%
HeartWare International, Inc.	1.66%
Synchronoss Technologies, Inc.	1.65%

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro Cap Growth Fund (continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	20.31%
Consumer Staples	0.76%
Energy	4.31%
Financials	8.38%
Health Care	20.99%
Industrials	6.86%
Information Technology	29.48%
Materials	2.55%
Utilities	0.41%
Short-Term Investment	5.95%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Overhill Farms, Inc.	3.05%
Radiant Systems, Inc.	2.66%
Medical Action Industries, Inc.	2.29%
American Dental Partners, Inc.	1.90%
Spectrum Control, Inc.	1.51%
Rimage Corp.	1.51%
Marlin Business Services Corp.	1.48%
Odyssey HealthCare, Inc.	1.48%
Commercial Vehicle Group, Inc.	1.42%
Centerstate Banks, Inc.	1.39%

Holdings by Sector*	% of Investments
Consumer Discretionary	11.92%
Consumer Staples	3.58%
Energy	1.69%
Financials	13.98%
Health Care	13.87%
Industrials	29.34%
Information Technology	12.61%
Materials	5.93%
Utilities	1.65%
Short-Term Investment	5.43%
Total	100.00%
*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Blend Trust – Small Cap Blend Fund

Ten Largest Holdings	% of Investments
Watsco, Inc.	2.63%
Sykes Enterprises, Inc.	2.12%
EXCO Resources, Inc.	2.08%
iShares Russell 2000 Index Fund	2.00%
PerkinElmer, Inc.	1.99%
Briggs & Stratton Corp.	1.92%
Knight Transportation, Inc.	1.91%
Kforce, Inc.	1.84%
optionsXpress Holdings, Inc.	1.80%
Jones Lang LaSalle, Inc.	1.77%

Holdings by Sector*	% of Investments
Consumer Discretionary	14.16%
Consumer Staples	2.56%
Energy	3.64%
Financials	18.79%
Health Care	13.74%
Industrials	25.71%
Information Technology	15.80%
Materials	3.71%
Short-Term Investment	1.89%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Hexcel Corp.	2.61%
Olin Corp.	2.07%
Baldor Electric Co.	1.79%
Curtiss-Wright Corp.	1.71%
Cabot Corp.	1.57%
Reliance Steel & Aluminum Co.	1.53%
Atlas Air Worldwide Holdings, Inc.	1.52%
Chicago Bridge & Iron Co. NV	1.43%
Plexus Corp.	1.37%
QLogic Corp.	1.34%

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund (continued)

Holdings by Sector*	% of Investments
Consumer Discretionary	9.04%
Consumer Staples	0.86%
Energy	4.17%
Financials	19.94%
Health Care	9.28%
Industrials	27.20%
Information Technology	11.98%
Materials	12.76%
Utilities	0.83%
Short-Term Investment	3.94%
Total	100.00%
*	A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Comerica, Inc.	2.50%
Albemarle Corp.	1.81%
First Financial Bancorp	1.64%
Alliance Data Systems Corp.	1.64%
KeyCorp	1.57%
Interpublic Group of Cos., Inc. (The)	1.56%
Fortune Brands, Inc.	1.56%
Olin Corp.	1.54%
Sapient Corp.	1.53%
Regis Corp.	1.44%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.45%
Consumer Staples	0.65%
Energy	5.88%
Financials	18.82%
Health Care	9.10%
Industrials	20.24%
Information Technology	16.63%
Materials	6.70%
Utilities	1.63%
Short-Term Investment	4.90%
Total	100.00%
*	A sector may comprise several industries

Approval of Advisory Contracts

At meetings held on December 16 and 17, 2009, the Board of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC. (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on expense ratios, including the effective management fee rates and other expense components, for each Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

As to Alpha Strategy Fund, the Board observed that investment approach of the Fund was not common. It considered the performance of the Fund in comparison to a performance universe consisting of small-cap core funds. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of the performance universe for the nine-month, one-year, three-year, and five-year periods, and in the fourth quintile for the ten-year period. The Board also observed that the performance was higher than that of the Lipper Small-Cap Core Index for the nine-month, one-year, three-year, and five-year periods and lower than that of the Index for the ten-year period.

As to Lord Abbett Fundamental Equity Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month period, in the second quintile for the one-year and ten-year periods, and in the first quintile for the three-year and five-year periods. The Board also observed that the investment performance was lower than that of the Lipper Multi-Cap Value Index for the nine-month period and higher than that of the Index for the one-year, three-year, five-year, and ten-year periods.

As to International Core Equity Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods and higher than that of the Lipper International Large-Cap Core Index for the each of those periods.

As to International Dividend Income Fund, the Board noted that the Fund had only commenced investment operations on June 30, 2008 and thus it was not possible to draw definitive conclusions regarding its investment performance or level of expenses. The Board observed that the investment performance of the Class A shares of the Fund was in the first quintile of its performance universe for the nine-month period and the period since inception and in the second quintile for the one-year period. The Board observed that the investment performance was higher than that of the Lipper International Multi-Cap Value Index for each of those periods.

As to International Opportunities Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of its performance universe for the nine-month period, in the first quintile for the one-year period, in the fourth quintile for the three-year and five-year periods, and in the fifth quintile for the ten-year period. The Board also observed that the investment performance was higher than that that of the Lipper International Small/Mid-Cap Growth Index for nine-month and one-year periods and lower than that of the Index for the three year, five-year, and ten-year periods.

As to Large-Cap Value Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month, one-year, three-year, and five-year periods and lower than that of the Lipper Large-Cap Value Index for each of those periods.

As to Value Opportunities Fund, the Board considered the investment performance of the Fund in relation to two different performance universes, the first consisting of mid-cap value funds and the second consisting of mid-cap core funds. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of both performance universes for the nine-month period and in the first quintile for the one-year and three-year periods. The Board observed that the investment performance was lower than that of the Lipper Mid-Cap Value Index and the Lipper Mid-Cap Core Index for the nine-month period and higher than that of both Indexes for the one-year and three-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. As to Fundamental Equity Fund, the Board observed that in 2009 one of the Fund’s portfolio managers, Mr. Hansen, had left Lord Abbett, with Mr. Fetch continuing as portfolio manager for the Fund, assisted by Mr. Khanna. As to Large-Cap Value Fund, the Board noted that Lord Abbett had changed the portfolio manager for the Fund in 2009, naming

Mr. Frascarelli to be the portfolio manager. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer group. It also considered the amount and nature of the fees paid by shareholders. The Board considered the fiscal periods on which the peer group information was based, and noted that such periods ended before September 30, 2009. The Board noted that the expense levels of the peer group likely would have been different for periods ending September 30, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. The Board also observed that each Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement.

As to Alpha Strategy Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups: the first group consisting of passively managed global multi-cap core and multi-cap value funds of funds and the second consisting of small-cap core funds that are not funds of funds. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through February 28, 2009 that limited the total expense ratio of Class A to not more than 1.60%, the total expense ratio of Class B and Class C to not more than 2.25%, the total expense ratio of Class F to not more than 1.35%, the total expense ratio of Class I to not more than 1.25%, the total expense ratio of Class P to not more than 1.70%, the total expense ratio of Class R2 to not more than 1.85%, and the total expense ratio of Class R3 to not more than 1.75% and that Lord Abbett had entered into a management fee waiver agreement through February 28, 2010, proposed to enter into a new management fee waiver agreement through February 28, 2011, and Lord Abbett intended to make voluntary reimbursements of other expenses to keep the expenses of each class at the same level, which reimbursements it could end at any time. As to the first peer group, the Board observed that for the eleven months ended September 30, 2009 (annualized) the contractual management fees were approximately one basis point below the median of the peer group and the actual management fees were approximately the same as the median of the peer group. The Board observed that, like other funds in the first and second peer groups, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the eleven months ended September 30, 2009 (annualized), the total expense ratio of Class A was approximately twenty basis points above the median of the first peer group, the total expense ratios of Class B, Class C, and Class F were approximately the same as the median of the peer group, the total expense ratio of Class I was approximately twelve basis points above the median of the peer group, the total expense ratio of Class R2 was approximately twenty-three basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately thirteen basis points above the median of the peer group. As to the second peer group, the Board observed that, taking into account indirect expenses, the total expense ratios of Class A and Class I were approximately eighteen basis points above the median of the first peer group, the total expense ratios of Class B and Class C were approximately seven basis points above the median of the peer group, the total expense ratio of Class F was approximately sixteen basis points above the median of the peer group, the total expense ratio of Class R2 was approximately twenty basis points above the median of the peer group and the total expense ratio of Class R3 was approximately ten basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of each peer group.

As to Fundamental Equity Fund, the Board noted that for the eleven months ended September 30, 2009 (annualized) the contractual and actual management and administrative services fee rates were the same as the median of the peer group. The Board also observed that for the eleven months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately three basis points above the median of the peer group, the total expense ratios of Class B, Class C, and Class P were approximately the same as the median of the peer group, the total expense ratio of Class F was approximately twenty-five basis points below the median of the peer group, the total expense ratio of Class I was approximately nine basis points above the median of the peer group, the total expense ratio of Class R2 was approximately fifteen basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points above the median of the peer group.

As to International Core Equity Fund, the Board observed that beginning January 1, 2010 Lord Abbett intended to begin making expense reimbursements that effectively would limit the total expense ratio of Class A to not more than 1.12%, the total expense ratios of Class B and Class C to not more than 1.77%, the total expense ratio of Class F to not more than 0.87%, the total expense ratio of Class I to not more than 0.77%, the total expense ratio of Class P to not more than 1.22%, the total expense ratio of Class R2 to not more than 1.37%, and the total expense ratio of Class R3 to not more than 1.27%. The Board also observed that for the eleven months ended September 30, 2009 (annualized) the contractual and actual management and administrative services fee rates were approximately nine basis points below the median of the peer group. The Board observed that for the eleven months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately nine basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately two basis points above the median of the peer group, the total expense ratio of Class F was approximately twelve basis points above the median of the peer group, the total expense ratio of Class I was approximately seventeen basis points above the median of the peer group, the total expense ratio of Class P was approximately fourteen basis points above the median of the peer group, the total expense ratio of Class R2 was approximately thirty-one basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately nineteen basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and that had it been operational the expense ratio of Class R2 would have been approximately sixty basis points higher.

As to International Dividend Income Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through February 28, 2010 that limited the total expense ratio of Class A to not more than 1.35%, the total expense ratio of Class C to not more than 2.00%, the total expense ratio of Class F to not more than 1.10%, the total expense ratio of Class I to not more than 1.00%, the total expense ratio of Class R2 to not more than 1.60%, and the total expense ratio of Class R3 to not more than 1.50%. The Board observed that Lord Abbett did not intend to renew the agreement but beginning December 31, 2009 Lord Abbett intended to begin waiving management fees and making expense reimbursements that effectively would limit the total expense ratio of Class A to not more than 1.12%, the total expense ratio of Class C to not more than 1.77%, the total expense ratio of Class F to not more than 0.87%, the total expense ratio of Class I to 0.77%, the total expense ratio of Class R2 to not more than 1.37%, and the total expense ratio of Class R3 to not more than 1.27%, which waiver and reimbursements it could end at any time. The Board also observed that for the eleven months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately twelve basis points below the median of the peer group and the actual management and administrative services fee rates were approximately fourteen basis points below the median of the peer group. The Board observed that for the three months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately nineteen basis points below the median of the peer group, the total expense ratio of Class C was approximately twenty-four basis points below the median of the peer group, the total expense ratio of Class F was approximately twenty basis points below the median of the peer group, the total expense ratio of Class I was approximately the same as the median of the peer group, and the total expense ratios of Class R2 and Class R3 were approximately twenty-three basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and Class R3 and that had it been operational the expense ratios of Class R2 and Class R3 would have been approximately sixty basis points higher, respectively.

As to International Opportunities Fund, the Board noted that in 2010 Lord Abbett intended to waive management fees and make expense reimbursements that effectively would limit the total expense ratio of Class A to not more than 1.70%, the total expense ratios of Class B and Class C to not more than 2.35%, the total expense ratio of Class F to not more than 1.45%, the total expense ratio of Class I to 1.35%, the total expense ratio of Class R2 to not more than 1.95%, and the total expense ratio of Class R3 to not more than 1.85%, which waiver and reimbursements it could end at any time. The Board observed that for the eleven months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately twenty-one basis points below the median of the peer group and the actual management and administrative services fee rates were approximately nineteen basis points below the median of the peer group. The Board observed that for the eleven months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately sixteen basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately six basis points above the median of the peer group, the total expense ratio of Class F was approximately seven basis points above the median of the peer group, and the total expense ratio of Class I was approximately twenty-one basis points above the median of the peer group. The Board also noted that there were only a limited number of substantially similar funds with Class B, Class R2, or Class R3 shares or an equivalent class of shares, so that Lipper had not provided an expense group comparison for those classes. The Board also observed that the Fund had a relatively high level of transfer agent and shareholder servicing costs, due to its relatively small average account size.

As to Large-Cap Value Fund, the Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through February 28, 2009 that limited the total expense ratio of Class A to not more than 0.95%, the total expense ratios of Class B and Class C to not more than 1.60%, the total expense ratio of Class F to not more than 0.70%, the total expense ratio of Class I to not more than 0.60%, the total expense ratio of Class P to not more than 1.05%, the total expense ratio of Class R2 to not more than 1.20%, and the total expense ratio of Class R3 to not more than 1.10%; however, the Board noted that since February 28, 2009, Lord Abbett had ended its reimbursements. The Board observed that for the eleven months ended September 30, 2009 the contractual management and administrative services fee rates were approximately thirty-eight basis points below the median of the peer group and the actual management and administrative services fee rates were approximately thirty basis points below the median of the peer group. The Board observed that for the eleven months ended September 30, 2009 the total expense ratio of

Class A was approximately thirty basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately twenty-five basis points below the median of the peer group, the total expense ratio of Class F was approximately three basis points below the median of the peer group, the total expense ratio of Class I was approximately eleven basis points below the median of the peer group, and the total expense ratio of Class P was approximately the same as the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of each of those expense ratios would compare to those of the peer group.

As to Value Opportunities Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of mid-cap value funds and the second consisting of mid-cap core funds. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through February 28, 2009 that limited the total expense ratio of Class A to not more than 1.35%, the total expense ratios of Class B and Class C to not more than 2.00%, the total expense ratio of Class F to not more than 1.10%, the total expense ratio of Class I to not more than 1.00%, the total expense ratio of Class P to not more than 1.45%, the total expense ratio of Class R2 to not more than 1.60%, and the total expense ratio of Class R3 to not more than 1.50%, and that since March 1, 2009 Lord Abbett had made voluntary reimbursements that had the effect of keeping the expenses of each class at the same level, which reimbursements it could end at any time. As to the first peer group, the Board observed that for the twelve months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately one basis point below the median of the peer group and the actual management and administrative services fee rates were approximately the same as the median of the peer group. The Board observed that for the eleven months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately two basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately ten basis points below the median of the peer group, the total expense ratio of Class F was approximately five basis points above the median of the peer group, the total expense ratios of Class I and Class R3 were approximately one basis point below the median of the peer group, the total expense ratio of Class P was approximately six basis points below the median of the peer group, and the total expense ratio of Class R2 was approximately nine basis points above the median of the peer group. As to the second peer group, the Board observed that for the eleven months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately one basis point below the median of that peer group and the actual management and administrative services fee rates were approximately four basis points above the median of the peer group. The Board observed that for the eleven months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately four basis points below as the median of the peer group, the total expense ratios of Class B and Class C were approximately nine basis points below the median of the peer group, the total expense ratio of Class F was approximately the same as the median of the peer group, the total expense ratio of Class I was approximately three basis points above the median of the peer group, the total expense ratio of Class P was approximately six basis points below the median of the peer group, the total expense ratio of Class R2 was approximately nine basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately one basis point below the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of each of those expense ratios would compare to those of each peer group.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large-Cap Value Fund

Lord Abbett Value Opportunities Fund

LST-3-0410

(06/10)

2010

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Micro Cap Growth Fund

Micro Cap Value Fund

For the six-month period ended April 30, 2010

Lord Abbett Micro Cap Growth Fund

and Micro Cap Value Fund Semiannual Report

For the six-month period ended April 30, 2010

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Micro Cap Growth Fund and Micro Cap Value Fund for the six-month period ended April 30, 2010. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Examples

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2009 through April 30, 2010).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 11/1/09 – 4/30/10” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/09	4/30/10	11/1/09 - 4/30/10
Class A
Actual	$1,000.00	$1,245.60	$11.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.40	$10.49
Class I
Actual	$1,000.00	$1,247.20	$10.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.64	$9.25

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (2.10% for Class A and 1.85% for Class I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2010

Sector*	%**
Consumer Discretionary	20.31%
Consumer Staples	0.76%
Energy	4.31%
Financials	8.38%
Health Care	20.99%
Industrials	6.86%
Information Technology	29.48%
Materials	2.55%
Utilities	0.41%
Short-Term Investment	5.95%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/09	4/30/10	11/1/09 - 4/30/10
Class A
Actual	$1,000.00	$1,245.00	$11.58
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.50	$10.39
Class I
Actual	$1,000.00	$1,246.60	$10.19
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.74	$9.15

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (2.08% for Class A and 1.83% for Class I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2010

Sector*	%**
Consumer Discretionary	11.92%
Consumer Staples	3.58%
Energy	1.69%
Financials	13.98%
Health Care	13.87%
Industrials	29.34%
Information Technology	12.61%
Materials	5.93%
Utilities	1.65%
Short-Term Investment	5.43%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 93.14%

Auto Components 2.37%
Westport Innovations, Inc. (Canada)*(a)	90,514	$1,720
Wonder Auto Technology, Inc. (China)*(a)	43,514	503

Total		2,223

Beverages 0.75%
Boston Beer Co., Inc. (The) Class A*	12,300	701

Biotechnology 0.39%
Allos Therapeutics, Inc.*	45,900	363

Capital Markets 2.04%
Evercore Partners, Inc. Class A	18,779	673
Financial Engines, Inc.*	77,677	1,237

Total		1,910

Chemicals 2.31%
ChemSpec International Ltd. ADR	60,603	533
STR Holdings, Inc.*	70,759	1,632

Total		2,165

Commercial Banks 5.18%
Centerstate Banks, Inc.	71,300	858
Columbia Banking System, Inc.	57,500	1,292
Texas Capital Bancshares, Inc.*	62,900	1,252
Western Alliance Bancorp*	167,100	1,454

Total		4,856

Commercial Services & Supplies 0.10%
EnerNOC, Inc.*	3,368	98

Communications Equipment 0.55%
Calix, Inc.*	33,476	402
Meru Networks, Inc.*	6,811	118

Total		520

Investments	Shares	Value (000)
Computers & Peripherals 2.29%
Netezza Corp.*	105,413	$1,443
Stratasys, Inc.*	29,500	703

Total		2,146

Construction & Engineering 0.81%
MYR Group, Inc.*	5,337	96
Orion Marine Group, Inc.*	34,850	661

Total		757

Diversified Consumer Services 1.25%
ChinaCast Education Corp. (China)*(a)	86,000	579
K12, Inc.*	25,212	597

Total		1,176

Electrical Equipment 1.20%
Harbin Electric, Inc. (China)*(a)	51,346	1,125

Electronic Equipment, Instruments & Components 3.48%
FARO Technologies, Inc.*	25,515	643
Hollysys Automation Technologies Ltd. (China)*(a)	55,548	576
IPG Photonics Corp.*	78,036	1,366
Maxwell Technologies, Inc.*	45,295	654
OSI Systems, Inc.*	829	22

Total		3,261

Energy Equipment & Services 1.14%
ION Geophysical Corp.*	177,528	1,067

Health Care Equipment & Supplies 16.14%
Alphatec Holdings, Inc.*	157,700	1,053
Conceptus, Inc.*	12,100	229
Cyberonics, Inc.*	55,700	1,088
DexCom, Inc.*	181,872	1,991
DynaVox, Inc. Class A*	22,100	314
Endologix, Inc.*	163,741	761
HeartWare International, Inc.*	27,400	1,541

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2010

Investments	Shares	Value (000)
Health Care Equipment & Supplies (continued)
Insulet Corp.*	81,688	$1,127
MAKO Surgical Corp.*	66,100	927
Micrus Endovascular Corp.*	73,500	1,476
Neogen Corp.*	44,700	1,175
NxStage Medical, Inc.*	173,529	2,207
Somanetics Corp.*	61,400	1,242

Total		15,131

Health Care Providers & Services 2.57%
Bio-Reference Laboratories, Inc.*	44,702	1,046
CardioNet, Inc.*	61,200	589
IPC The Hospitalist Co., Inc.*	24,906	773

Total		2,408

Health Care Technology 1.35%
Computer Programs & Systems, Inc.	28,100	1,266

Hotels, Restaurants & Leisure 2.61%
BJ’s Restaurants, Inc.*	40,848	986
Buffalo Wild Wings, Inc.*	17,700	732
Peet’s Coffee & Tea, Inc.*	18,500	733

Total		2,451

Household Durables 0.46%
Deer Consumer Products, Inc. (China)*(a)	41,588	429

Information Technology Services 1.08%
RightNow Technologies, Inc.*	61,707	1,012

Internet & Catalog Retail 2.05%
drugstore.com, Inc.*	195,700	716
Overstock.com, Inc.*	13,813	256
Shutterfly, Inc.*	40,300	948

Total		1,920

Internet Software & Services 9.65%
Ancestry.com, Inc.*	39,900	783
Art Technology Group, Inc.*	194,100	831

Investments	Shares	Value (000)
Constant Contact, Inc.*	67,020	$1,712
KIT Digital, Inc.*	84,300	1,220
Knot, Inc. (The)*	28	–	(b)
LivePerson, Inc.*	50,700	419
LogMeIn, Inc.*	52,462	1,227
OpenTable, Inc.*	49,781	1,934
Perficient, Inc.*	73,500	917

Total		9,043

Leisure Equipment & Products 0.90%
Shuffle Master, Inc.*	88,200	847

Machinery 2.15%
Chart Industries, Inc.*	33,234	764
China Valves Technology, Inc. (China)*(a)	80,730	884
RBC Bearings, Inc.*	11,559	365

Total		2,013

Media 1.96%
IMAX Corp. (Canada)*(a)	97,105	1,835

Metals & Mining 0.22%
Gulf Resources, Inc. (China)*(a)	19,200	206

Oil, Gas & Consumable Fuels 3.13%
Clean Energy Fuels Corp.*	67,425	1,188
Kodiak Oil & Gas Corp.*	317,200	1,262
Rex Energy Corp.*	36,600	487

Total		2,937

Pharmaceuticals 0.34%
ViroPharma, Inc.*	25,009	318

Professional Services 2.53%
Kforce, Inc.*	90,291	1,254
TrueBlue, Inc.*	70,900	1,120

Total		2,374

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2010

Investments	Shares	Value (000)
Real Estate Management & Development 1.09%
Altisource Portfolio Solutions SA (Luxembourg)*(a)	42,200	$1,020

Semiconductors & Semiconductor Equipment 6.36%
Alpha & Omega Semiconductor, Inc.*	83,400	1,494
ANADIGICS, Inc.*	115,681	582
Cavium Networks, Inc.*	30,560	844
MaxLinear, Inc. Class A*	9,824	166
Renesola Ltd. ADR*	205,900	1,608
Veeco Instruments, Inc.*	28,900	1,271

Total		5,965

Software 5.78%
CommVault Systems, Inc.*	30,900	647
Interactive Intelligence, Inc.*	21,200	419
PROS Holdings, Inc.*	66,600	606
Synchronoss Technologies, Inc.*	74,787	1,528
Taleo Corp. Class A*	32,800	852
VanceInfo Technologies, Inc. ADR*	57,472	1,371

Total		5,423

Specialty Retail 7.15%
Citi Trends, Inc.*	42,700	1,432
hhgregg, Inc.*	39,533	1,132
Lumber Liquidators Holdings, Inc.*	31,700	966
Monro Muffler Brake, Inc.	24,900	893
Rue21, Inc.*	36,936	1,167
Zumiez, Inc.*	60,163	1,117

Total		6,707

Investments	Shares	Value (000)
Textiles, Apparel & Luxury Goods 1.35%
Volcom, Inc.*	53,100	$1,266

Water Utilities 0.41%
Tri-Tech Holding, Inc. (China)*(a)	27,400	385

Total Common Stocks (cost $67,251,110)		87,324

	Principal Amount (000)
SHORT-TERM INVESTMENT 5.89%

Repurchase Agreement
Repurchase Agreement dated 4/30/2010, 0.02% due 5/3/2010 with Fixed Income Clearing Corp. collateralized by $5,655,000 of U.S. Treasury Note at 3.00% due 2/28/2017; value: $5,633,794; proceeds: $5,522,167 (cost $5,522,158)	$5,522	5,522

Total Investments in Securities 99.03% (cost $72,773,268)		92,846

Other Assets in Excess of Liabilities 0.97%		906

Net Assets 100.00%		$93,752

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Amount is less than $1,000.

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)

MICRO CAP VALUE FUND April 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 95.01%

Aerospace & Defense 1.28%
Global Defense Technology & Systems, Inc.*	101,000	$1,427

Auto Components 4.20%
Amerigon, Inc.*	129,737	1,273
Commercial Vehicle Group, Inc.*	170,628	1,600
Drew Industries, Inc.*	31,500	808
Modine Manufacturing Co.*	72,692	1,018

Total		4,699

Chemicals 4.63%
Balchem Corp.	54,300	1,409
KMG Chemicals, Inc.	58,348	1,076
LSB Industries, Inc.*	77,800	1,382
Quaker Chemical Corp.	41,900	1,319

Total		5,186

Commercial Banks 8.10%
Bancorp Rhode Island, Inc.	42,400	1,216
Bryn Mawr Bank Corp.	47,782	878
Centerstate Banks, Inc.	130,100	1,565
Metro Bancorp, Inc.*	67,677	918
MidSouth Bancorp, Inc.	90,700	1,456
Sandy Spring Bancorp, Inc.	83,500	1,457
SCBT Financial Corp.	28,400	1,130
Southwest Bancorp, Inc.	29,923	439

Total		9,059

Commercial Services & Supplies 8.28%
CPI Corp.	24,400	647
McGrath RentCorp	54,800	1,424
Metalico, Inc.*	222,019	1,465
Mobile Mini, Inc.*	85,700	1,424
Multi-Color Corp.	103,832	1,299
Perma-Fix Environmental Services, Inc.*	234,922	503

Investments	Shares	Value (000)
Standard Parking Corp.*	62,200	$1,051
Team, Inc.*	83,300	1,449

Total		9,262

Communications Equipment 2.41%
Anaren, Inc.*	79,000	1,171
Bel Fuse, Inc. Class B	65,400	1,532

Total		2,703

Computers & Peripherals 2.23%
Electronics for Imaging, Inc.*	61,600	792
Rimage Corp.*	96,800	1,699

Total		2,491

Construction & Engineering 5.05%
Great Lakes Dredge & Dock Co.	236,125	1,280
Michael Baker Corp.*	37,526	1,326
MYR Group, Inc.*	58,400	1,047
Orion Marine Group, Inc.*	43,800	830
Sterling Construction Co., Inc.*	66,700	1,167

Total		5,650

Diversified Financial Services 1.49%
Marlin Business Services Corp.*	144,991	1,669

Electrical Equipment 1.16%
II-VI, Inc.*	36,291	1,301

Electronic Equipment, Instruments & Components 4.52%
CTS Corp.	104,925	1,102
Mercury Computer Systems, Inc.*	109,600	1,409
Methode Electronics, Inc.	75,970	843
Spectrum Control, Inc.*	122,400	1,701

Total		5,055

See Notes to Financial Statements.

8

Schedule of Investments (unaudited)(continued)

MICRO CAP VALUE FUND April 30, 2010

Investments	Shares	Value (000)
Energy Equipment & Services 0.77%
Pioneer Drilling Co.*	37,086	$272
Tesco Corp. (Canada)*(a)	47,100	589

Total		861

Food Products 3.06%
Overhill Farms, Inc.*	565,357	3,426

Gas Utilities 1.26%
Chesapeake Utilities Corp.	46,700	1,407

Health Care Equipment & Supplies 6.75%
ICU Medical, Inc.*	40,100	1,428
Medical Action Industries, Inc.*	216,498	2,570
Merit Medical Systems, Inc.*	86,000	1,391
Somanetics Corp.*	75,000	1,517
TomoTherapy, Inc.*	168,000	653

Total		7,559

Health Care Providers & Services 4.62%
Addus HomeCare Corp.*	187,300	907
American Dental Partners, Inc.*	165,427	2,131
Healthspring, Inc.*	26,384	464
Odyssey HealthCare, Inc.*	80,000	1,666

Total		5,168

Hotels, Restaurants & Leisure 1.01%
Rubio’s Restaurants, Inc.*	140,019	1,127

Household Products 0.53%
Central Garden & Pet Co.*	53,053	596

Information Technology Services 0.84%
INX, Inc.*	25,513	123
TechTeam Global, Inc.*	133,059	820

Total		943

Investments	Shares	Value (000)
Insurance 2.45%
American Physicians Service Group, Inc.	61,031	$1,427
Donegal Group, Inc. Class A	91,133	1,315

Total		2,742

Internet & Catalog Retail 0.60%
PetMed Express, Inc.	30,400	673

Leisure Equipment & Products 1.65%
Callaway Golf Co.	88,700	833
RC2 Corp.*	55,500	1,019

Total		1,852

Life Sciences Tools & Services 1.67%
Affymetrix, Inc.*	147,000	1,020
Kendle International, Inc.*	51,400	851

Total		1,871

Machinery 4.73%
Columbus McKinnon Corp.*	63,400	1,143
Dynamic Materials Corp.	29,300	526
EnPro Industries, Inc.*	33,700	1,064
L. B. Foster Co. Class A*	43,161	1,278
RBC Bearings, Inc.*	40,520	1,279

Total		5,290

Metals & Mining 1.33%
A. M. Castle & Co.*	38,700	531
Universal Stainless & Alloy Products, Inc.*	40,800	952

Total		1,483

Oil, Gas & Consumable Fuels 0.93%
Approach Resources, Inc.*	116,200	1,040

Pharmaceuticals 0.89%
Cypress Bioscience, Inc.*	198,000	998

See Notes to Financial Statements.

9

Schedule of Investments (unaudited)(concluded)

MICRO CAP VALUE FUND April 30, 2010

Investments	Shares	Value (000)
Professional Services 5.37%
Barrett Business Services, Inc.	91,400	$1,408
Exponent, Inc.*	51,139	1,524
ICF International, Inc.*	22,700	526
Kforce, Inc.*	93,300	1,296
SFN Group, Inc.*	147,200	1,259

Total		6,013

Road & Rail 2.27%
Celadon Group, Inc.*	84,000	1,254
Marten Transport Ltd.*	58,803	1,285

Total		2,539

Software 2.67%
Radiant Systems, Inc.*	212,427	2,989

Specialty Retail 4.51%
America’s Car-Mart, Inc.*	51,000	1,292
Monro Muffler Brake, Inc.	39,850	1,429
Pacific Sunwear of California, Inc.*	193,300	978
Pier 1 Imports, Inc.*	162,500	1,346

Total		5,045

Thrifts & Mortgage Finance 2.01%
Radian Group, Inc.	90,300	1,281
Territorial Bancorp, Inc.	51,200	972

Total		2,253

Trading Companies & Distributors 1.34%
Rush Enterprises, Inc. Class B*	108,950	1,499

Water Utilities 0.40%
Connecticut Water Service, Inc.	19,100	452

Total Common Stocks (cost $90,078,611)		106,328

Investments	Principal Amount (000)	Value (000)
SHORT-TERM INVESTMENT 5.46%

Repurchase Agreement
Repurchase Agreement dated 4/30/2010, 0.02% due 5/3/2010 with Fixed Income Clearing Corp. collateralized by $6,250,000 of Federal National Mortgage Assoc. at 0.25% due 1/18/2011; value: $6,234,370; proceeds: $6,109,184 (cost $6,109,174)	$6,109	$6,109

Total Investments in Securities 100.47% (cost $96,187,785)		112,437

Liabilities in Excess of Other Assets (0.47%)		(531)

Net Assets 100.00%		$111,906

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

10

Statements of Assets and Liabilities (unaudited)

April 30, 2010

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$72,773,268	$96,187,785
Investments in securities, at value	$92,845,641	$112,437,204
Receivables:
Dividends	–	15,058
Investment securities sold	7,029,060	235,315
Capital shares sold	32,874	31,534
Prepaid expenses and other assets	1,967	9,316
Total assets	99,909,542	112,728,427
LIABILITIES:
Payables:
Investment securities purchased	5,989,737	617,888
Capital shares reacquired	–	1,000
Management fee	112,472	136,603
12b-1 distribution fees	2,810	6,221
Fund administration	2,999	3,643
Trustees’ fees	5,160	7,119
To affiliate (See Note 3)	11,998	11,963
Accrued expenses and other liabilities	32,512	38,466
Total liabilities	6,157,688	822,903
NET ASSETS	$93,751,854	$111,905,524
COMPOSITION OF NET ASSETS:
Paid-in capital	$87,861,619	$113,105,077
Accumulated net investment loss	(712,051)	(642,239)
Accumulated net realized loss on investments	(13,470,087)	(16,806,733)
Net unrealized appreciation on investments	20,072,373	16,249,419
Net Assets	$93,751,854	$111,905,524
Net assets by class:
Class A Shares	$12,940,402	$29,026,504
Class I Shares	$80,811,452	$82,879,020
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	918,277	1,255,538
Class I Shares	5,565,535	3,502,639
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$14.09	$23.12
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$14.95	$24.53
Class I Shares–Net asset value	$14.52	$23.66

See Notes to Financial Statements.

11

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2010

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends	$30,785	$260,811
Interest	202	316
Total investment income	30,987	261,127
Expenses:
Management fee	586,626	708,851
12b-1 distribution plan-Class A	14,686	31,606
Shareholder servicing	7,486	12,857
Professional	18,447	18,499
Reports to shareholders	6,222	6,568
Fund administration	15,643	18,903
Custody	3,723	4,335
Trustees’ fees	1,099	1,326
Registration	12,833	13,325
Subsidy (See Note 3)	78,176	78,796
Other	1,315	1,546
Gross expenses	746,256	896,612
Expense reductions (See Note 7)	(10)	(14)
Management fee waived and expenses reimbursed (See Note 3)	(8,055)	–
Net expenses	738,191	896,598
Net investment loss	(707,204)	(635,471)
Net realized and unrealized gain:
Net realized gain on investments	4,239,709	5,383,849
Net change in unrealized appreciation/depreciation on investments	13,434,046	16,263,577
Net realized and unrealized gain	17,673,755	21,647,426
Net Increase in Net Assets Resulting From Operations	$16,966,551	$21,011,955

See Notes to Financial Statements.

12

Statements of Changes in Net Assets

	Micro Cap Growth Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
Operations:
Net investment loss	$(707,204)	$(1,016,136)
Net realized gain (loss) on investments	4,239,709	(3,650,855)
Net change in unrealized appreciation/depreciation on investments	13,434,046	18,755,544
Net increase in net assets resulting from operations	16,966,551	14,088,553
Capital share transactions (See Note 11):
Net proceeds from sales of shares	12,766,696	7,375,201
Cost of shares reacquired	(375,958)	(6,669,129)
Net increase in net assets resulting from capital share transactions	12,390,738	706,072
Net increase in net assets	29,357,289	14,794,625
NET ASSETS:
Beginning of period	$64,394,565	$49,599,940
End of period	$93,751,854	$64,394,565
Accumulated net investment loss	$(712,051)	$(4,847)

See Notes to Financial Statements.

13

Statements of Changes in Net Assets (concluded)

	Micro Cap Value Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2010 (unaudited)	For the Year Ended October 31, 2009
Operations:
Net investment loss	$(635,471)	$(661,736)
Net realized gain (loss) on investments	5,383,849	(16,175,437)
Net change in unrealized appreciation/depreciation on investments	16,263,577	24,647,555
Net increase in net assets resulting from operations	21,011,955	7,810,382
Capital share transactions (See Note 11):
Net proceeds from sales of shares	10,646,507	9,326,467
Cost of shares reacquired	(460,014)	(1,834,711)
Net increase in net assets resulting from capital share transactions	10,186,493	7,491,756
Net increase in net assets	31,198,448	15,302,138
NET ASSETS:
Beginning of period	$80,707,076	$65,404,938
End of period	$111,905,524	$80,707,076
Accumulated net investment loss	$(642,239)	$(6,768)

See Notes to Financial Statements.

14

Financial Highlights

MICRO CAP GROWTH FUND

	Class A Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007		2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.32		$ 9.07	$17.36	$14.18		$14.24	$11.88

Investment operations:

Net investment loss(a)	(.13)		(.19)	(.24)	(.26)		(.24)	(.25)

Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–		–	–	–	(b)	–	–

Net realized and unrealized gain (loss)	2.90		2.44	(7.71)	5.83		2.05	2.96

Total from investment operations	2.77		2.25	(7.95)	5.57		1.81	2.71

Distributions to shareholders from:

Net realized gain	–		–	(.34)	(2.39)		(1.87)	(.35)

Net asset value, end of period	$14.09		$11.32	$ 9.07	$17.36		$14.18	$14.24

Total Return(c)	24.56	%(d)	24.81%	(46.57)%	45.19	%(e)	14.29%	23.21%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.04	%(d)	2.09%	2.09%	2.10%		2.10%	2.10%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.04	%(d)	2.09%	2.09%	2.09%		2.10%	2.10%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.05	%(d)	2.30%	2.23%	2.48%		3.26%	2.51%

Net investment loss	(1.00	)%(d)	(1.99)%	(1.88)%	(1.76)%		(1.83)%	(1.92)%

Supplemental Data:
Net assets, end of period (000)	$12,940		$10,421	$5,264	$9,882		$5,445	$5,938

Portfolio turnover rate	61.14	%(d)	147.34%	173.93%	205.25%		222.48%	64.79%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

See Notes to Financial Statements.

15

Financial Highlights (concluded)

MICRO CAP GROWTH FUND

	Class I Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007		2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$11.65		$ 9.31	$17.76	$14.43		$14.43	$12.00

Investment operations:

Net investment loss(a)	(.12)		(.17)	(.22)	(.24)		(.22)	(.22)

Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–		–	–	–	(b)	–	–

Net realized and unrealized gain (loss)	2.99		2.51	(7.89)	5.96		2.09	3.00

Total from investment operations	2.87		2.34	(8.11)	5.72		1.87	2.78

Distributions to shareholders from:

Net realized gain	–		–	(.34)	(2.39)		(1.87)	(.35)

Net asset value, end of period	$14.52		$11.65	$ 9.31	$17.76		$14.43	$14.43

Total Return(c)	24.72	%(d)	25.13%	(46.41)%	45.49	%(e)	14.56%	23.57%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.92	%(d)	1.85%	1.84%	1.85%		1.85%	1.85%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.92	%(d)	1.85%	1.84%	1.84%		1.85%	1.85%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.93	%(d)	2.05%	1.98%	2.04%		3.04%	2.25%

Net investment loss	(.88	)%(d)	(1.75)%	(1.64)%	(1.52)%		(1.59)%	(1.67)%

Supplemental Data:
Net assets, end of period (000)	$80,811		$53,973	$44,336	$56,463		$1,699	$1,221

Portfolio turnover rate	61.14	%(d)	147.34%	173.93%	205.25%		222.48%	64.79%
(a)	Calculated using average shares outstanding during the period.
(b)	Amount less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

See Notes to Financial Statements.

16

Financial Highlights

MICRO CAP VALUE FUND

	Class A Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$18.57		$16.94	$28.90	$28.67	$26.96	$23.89

Investment operations:

Net investment loss(a)	(.16)		(.19)	(.22)	(.28)	(.34)	(.32)

Net realized and unrealized gain (loss)	4.71		1.82	(9.79)	4.89	5.18	6.12

Total from investment operations	4.55		1.63	(10.01)	4.61	4.84	5.80

Distributions to shareholders from:

Net realized gain	–		–	(1.95)	(4.38)	(3.13)	(2.73)

Net asset value, end of period	$23.12		$18.57	$16.94	$28.90	$28.67	$26.96

Total Return(b)	24.50	%(c)	9.62%	(36.82)%	18.84%	20.09%	26.45%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.03	%(c)	2.10%	2.09%	2.09%	2.10%	2.10%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.03	%(c)	2.10%	2.08%	2.09%	2.10%	2.10%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.03	%(c)	2.22%	2.14%	2.20%	2.45%	2.35%

Net investment loss	(.76	)%(c)	(1.14)%	(.95)%	(1.05)%	(1.29)%	(1.30)%

Supplemental Data:
Net assets, end of period (000)	$29,027		$22,730	$17,522	$25,561	$18,156	$15,384

Portfolio turnover rate	26.35	%(c)	42.27%	56.70%	37.11%	50.45%	34.59%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

17

Financial Highlights (concluded)

MICRO CAP VALUE FUND

	Class I Shares
	Six Months Ended 4/30/2010 (unaudited)		Year Ended 10/31
			2009	2008	2007	2006	2005
Per Share Operating Performance
Net asset value, beginning of period	$18.98		$17.27	$29.36	$28.99	$27.17	$24.00

Investment operations:

Net investment loss(a)	(.13)		(.15)	(.16)	(.20)	(.28)	(.26)

Net realized and unrealized gain (loss)	4.81		1.86	(9.98)	4.95	5.23	6.16

Total from investment operations	4.68		1.71	(10.14)	4.75	4.95	5.90

Distributions to shareholders from:

Net realized gain	–		–	(1.95)	(4.38)	(3.13)	(2.73)

Net asset value, end of period	$23.66		$18.98	$17.27	$29.36	$28.99	$27.17

Total Return(b)	24.66	%(c)	9.90%	(36.68)%	19.16%	20.38%	26.78%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.91	%(c)	1.85%	1.84%	1.83%	1.85%	1.85%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.91	%(c)	1.85%	1.83%	1.83%	1.85%	1.85%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.91	%(c)	1.97%	1.89%	1.93%	2.20%	2.11%

Net investment loss	(.63	)%(c)	(.90)%	(.70)%	(.71)%	(1.05)%	(1.06)%

Supplemental Data:
Net assets, end of period (000)	$82,879		$57,977	$47,883	$57,664	$3,872	$3,627

Portfolio turnover rate	26.35	%(c)	42.27%	56.70%	37.11%	50.45%	34.59%
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of nine funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Class A and I shares, and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. A contingent deferred sales charge (“CDSC”) may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions). Class I shares are not subject to any sales charges.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

19

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended October 31, 2006 through October 31, 2009. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the funds within the Trust on a pro rata basis by relative net assets. Expenses incurred by the Funds, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear class-specific expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

20

Notes to Financial Statements (unaudited)(continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2010 in valuing each Fund’s investments carried at value:

Micro Cap Growth Fund					Micro Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$87,324	$–	$–	$87,324	$106,328	$–	$–	$106,328
Repurchase Agreement	–	5,522	–	5,522	–	6,109	–	6,109
Total	$87,324	$5,522	$–	$92,846	$106,328	$6,109	$–	$112,437
*	See Schedule of Investments for values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of 1.50%.

Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement at an annual rate of .04% of each Fund’s average daily net assets.

Effective February 27, 2010, Lord Abbett contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse each Fund’s other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed an annual rate of 1.85%.

This agreement may be terminated, with respect to each Fund, only upon the approval of the funds’ Board of Trustees.

For the period November 1, 2009 through February 26, 2010, Lord Abbett voluntarily agreed to reimburse each Fund to the extent necessary so that each class’ total annual operating expenses did not exceed the following rates:

Class	% of Average Daily Net Assets
A	2.10%
I	1.85%

The Funds, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (the “Alpha Strategy Fund”) of the Trust, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliate on each Fund’s Statement of Assets and Liabilities.

21

Notes to Financial Statements (unaudited)(continued)

As of April 30, 2010, the percentages of the Micro Cap Growth Fund’s and Micro Cap Value Fund’s outstanding shares owned by Alpha Strategy Fund were 80.95% and 66.74%, respectively.

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets attributable to Class A at an annual rate of .25%.

Class I shares do not have a distribution plan.

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of October 31, 2009, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Total
Micro Cap Growth Fund	$13,362,204	$3,962,488	$17,324,692
Micro Cap Value Fund	6,079,744	15,996,098	22,075,842

As of April 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$73,158,372	$96,302,525
Gross unrealized gain	20,592,901	20,977,135
Gross unrealized loss	(905,632)	(4,842,456)
Net unrealized security gain	$19,687,269	$16,134,679

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

22

Notes to Financial Statements (unaudited)(continued)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2010 were as follows:

	Purchases	Sales
Micro Cap Growth Fund	$52,811,713	$45,423,303
Micro Cap Value Fund	32,047,560	23,719,583

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2010.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statement of Operations and in Trustees’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. Accordingly, effective December 4, 2009, the amount available under the Facility remains $200,000,000 and the annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) was changed from .125% of the amount available under the Facility to .15%. This amount is included in Other Expenses on the Funds’ Statement of Operations. In connection with the renewal, the Funds paid an upfront commitment fee of .05% on December 4, 2009, which is included in Prepaid expenses and other assets on the Statement of Assets and Liabilities, and is amortized through Other expenses on the Statement of Operations over the annual period. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of April 30, 2010, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2010.

23

Notes to Financial Statements (unaudited)(continued)

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of the Micro Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Micro Cap Growth Fund	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,392	$45,427	468,196	$3,392,456
Shares reacquired	(5,982)	(78,666)	(127,911)	(1,268,408)
Increase (decrease)	(2,590)	$(33,239)	340,285	$2,124,048

Class I Shares
Shares sold	953,081	$12,721,269	518,054	$3,982,745
Shares reacquired	(22,067)	(297,292)	(647,396)	(5,400,721)
Increase (decrease)	931,014	$12,423,977	(129,342)	$(1,417,976)

Micro Cap Value Fund	Six Months Ended April 30, 2010 (unaudited)		Year Ended October 31, 2009
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	39,442	$875,409	250,316	$3,540,920
Shares reacquired	(7,900)	(170,935)	(60,906)	(942,184)
Increase	31,542	$704,474	189,410	$2,598,736

Class I Shares
Shares sold	462,743	$9,771,098	336,054	$5,785,547
Shares reacquired	(14,025)	(289,079)	(54,793)	(892,527)
Increase	448,718	$9,482,019	281,261	$4,893,020

24

Notes to Financial Statements (unaudited)(concluded)

12. SUBSEQUENT EVENTS

Management has determined that there were no material subsequent events that would require recognition or additional disclosure in the Funds’ financial statements.

13. RECENT ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 provides clarifications to existing disclosures required by Accounting Standards Codification (“ASC”) Topic 820 as well as amends ASC 820 to require certain new disclosures. ASU 2010-06 is substantially effective for interim and annual reporting periods beginning after December 15, 2009. Management is currently evaluating the impact the adoption of ASU 2010-06 will have on the Funds’ financial statement disclosures.

25

Approval of Advisory Contracts

At meetings held on December 16 and 17, 2009, the Board of the Trust, including all of the Directors who are not interested persons of the Trust or Lord, Abbett & Co. LLC. (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives (the “performance universe”) and to the investment performance of an appropriate securities index, (2) information on expense ratios, including the effective management fee rates and other expense components, for each Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”), (3) sales and redemption information for the Fund, (4) information regarding Lord Abbett’s financial condition, (5) an analysis of the relative profitability of the management agreement to Lord Abbett, (6) information regarding the distribution arrangements of the Fund, and (7) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it had previously discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of the performance universe, both in terms of total return and in terms of other statistical measures.

As to Micro-Cap Growth Fund, the Board noted the difficulty of comparing the Fund to an appropriate performance universe and peer expense group, given the limited number of registered investment companies having a similar investment objective, and considered the investment performance of the Fund in comparison to a performance universe of small-cap core funds. The Board observed that the investment performance of the Class I shares of the Fund was in the first quintile for the nine-month, one-year, three-year, and five-year periods and in the third quintile for the ten-year period. The Board also observed that the investment performance was higher than that of the Lipper Small-Cap Core Index for each of those periods. The Board also noted that the investment performance comparisons were for Class I shares, which have the longest performance record, but also have a lower expense ratio than the other class of the Fund’s shares.

26

As to Micro-Cap Value Fund, the Board noted the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the investment performance of the Fund in relation to a performance universe consisting of small-cap core funds. The Board observed that the investment performance of the Class I shares of the Fund was in the second quintile of the performance universe for the nine-month and three-year periods, in the third quintile for the one-year period, and in the first quintile for the five-year and ten-year periods. The Board also observed that the investment performance was higher than that of the Lipper Small-Cap Core Index for the nine month, three-year, five-year, and ten-year periods and lower than that of the Index for the one-year period. The Board also noted that the investment performance comparisons were for Class I shares, which have the longest performance record, but also have a lower expense ratio than the other class of the Fund’s shares.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (“Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of the peer group. It also considered the amount and nature of the fees paid by shareholders. The Board considered the fiscal periods on which the peer group information was based, and noted that such periods ended before September 30, 2009. The Board noted that the expense levels of the peer group likely would have been different for periods ending September 30, 2009, due to the lower asset levels prevailing in the mutual fund industry during much of 2009. The Board also observed that each Fund’s transfer agency expenses were likely to decrease in 2010, as a result of renegotiation of the transfer agency agreement.

As to Micro-Cap Growth Fund, the Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of the registered investment companies having a similar investment objective, and instead considered the relationship of the Fund’s expenses to those of a group of small-cap core, small-cap value, and small-cap growth funds, but recognized that the comparison was of limited utility, given the inherent differences between micro-cap equity funds and small-cap equity funds. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement through February 28, 2009 that limited the total expense ratio of Class A to not more than 2.10% and the total expense ratio of Class I to not more than 1.85% and that since February 28, 2009 Lord Abbett had made voluntary reimbursements that had the effect of keeping the expenses of each class at the same level, which reimbursements it could end at any time. The Board observed that for the eleven months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately fifty-four basis points above the median of the peer group and the actual management and administrative services fee rates were approximately seventy-one basis points above the median of the peer group. The Board observed that for the eleven months ended

27

September 30, 2009 (annualized) the total expense ratio of Class A was approximately fifty-eight basis points above the median of the peer group and the total expense ratio of Class I was approximately fifty-seven basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group. The Board also observed the Fund was offered only to institutional investors, employees of Lord Abbett, and Alpha Strategy Fund.

As to Micro-Cap Value Fund, the Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of the registered investment companies having a similar investment objective, and instead considered the relationship of the Fund’s expenses to those of a group of small-cap core, small-cap value, and small-cap growth funds, but recognized that the comparison was of limited utility, given the inherent differences between micro-cap equity funds and small-cap equity funds. The Board observed that for the eleven months ended September 30, 2009 (annualized) the contractual management and administrative services fee rates were approximately fifty-four basis points above the median of the peer group and the actual management and administrative services fee rates were approximately seventy-four basis points above the median of the peer group. The Board also observed that it and Lord Abbett had agreed to an expense reimbursement agreement through February 28, 2009 that reduced the total expense ratio of Class A to 2.10% and the total expense ratio of Class I to 1.85%, and that since March 1, 2009 Lord Abbett had made voluntary reimbursements that had the effect of keeping the expenses of each class at the same level, which reimbursements it could end at any time. The Board observed that for the eleven months ended September 30, 2009 (annualized) the total expense ratio of Class A was approximately fifty-eight basis points above the median of the peer group and the total expense ratio of Class I was approximately fifty-seven basis points above the median of the peer group. The Board also considered what the expense ratio of each class likely would be if Lord Abbett did not reimburse any expenses and how each of those expense ratios would compare to those of the peer group. The Board also observed that the Fund was offered only to institutional investors, employees of Lord Abbett, and Alpha Strategy Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had decreased in its 2009 fiscal year, largely due to declines in market prices and shareholder redemptions. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

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Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

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Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Micro-Cap Growth Fund

Micro-Cap Value Fund

LAMCVF-3-0410

(06/10)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2010

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2010